UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

November 30, 2016

COLUMBIA DIVIDEND INCOME FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $460 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of June 30, 2016. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle group of companies. Contact us for more current data.

  **  Source: ICI as of June 30, 2016 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of March 2016 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today's challenging interest rate environment, it's still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You've worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today's complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit investor.columbiathreadneedleus.com

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholders,

While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the president-elect over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.

While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom's vote to exit the European Union (Brexit), speculation around the Federal Reserve's decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?

Position your portfolio for the reality of market volatility

That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.

Step 1: Review your investment goals

Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what's important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can't control — volatility, and focus on what you can — your investment goals and strategies.

Step 2: Reassess your risk tolerance

Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.

Step 3: Remain calm and focus on your long-term plan

Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.

As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA DIVIDEND INCOME FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	17
Notes to Financial Statements	28
Board Consideration and Approval of Management Agreement	35
Important Information About This Report	39

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA DIVIDEND INCOME FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Dividend Income Fund (the Fund) Class A shares returned 4.79% excluding sales charges for the six-month period that ended November 30, 2016.

■  The Fund underperformed its benchmark, the Russell 1000 Index, which returned 6.26% for the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	11/25/02
Excluding sales charges		4.79	9.16	12.69	7.08
Including sales charges		-1.22	2.90	11.35	6.44
Class B	11/25/02
Excluding sales charges		4.42	8.36	11.83	6.27
Including sales charges		-0.58	3.36	11.57	6.27
Class C	11/25/02
Excluding sales charges		4.42	8.36	11.83	6.27
Including sales charges		3.42	7.36	11.83	6.27
Class I*	09/27/10	5.00	9.61	13.16	7.46
Class R*	03/28/08	4.66	8.89	12.40	6.82
Class R4*	11/08/12	4.95	9.46	12.97	7.34
Class R5*	11/08/12	4.96	9.61	13.09	7.40
Class T	03/04/98
Excluding sales charges		4.84	9.22	12.66	7.03
Including sales charges		-1.16	2.95	11.32	6.40
Class W*	09/27/10	4.79	9.17	12.68	7.10
Class Y*	11/08/12	5.04	9.65	13.14	7.42
Class Z	03/04/98	4.91	9.43	12.97	7.34
Russell 1000 Index		6.26	8.01	14.45	7.02

Returns for Class A and Class T are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class Z shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 Index represents approximately 92% of the U.S. market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
2

COLUMBIA DIVIDEND INCOME FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at November 30, 2016)
Microsoft Corp.	4.3
JPMorgan Chase & Co.	3.4
Exxon Mobil Corp.	3.2
Johnson & Johnson	3.2
Apple, Inc.	2.8
Merck & Co., Inc.	2.5
Comcast Corp., Class A	2.4
Home Depot, Inc. (The)	2.3
Verizon Communications, Inc.	2.1
Philip Morris International, Inc.	2.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2016)
Common Stocks	95.9
Convertible Preferred Stocks	0.2
Exchange-Traded Funds	1.9
Money Market Funds	2.0
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at November 30, 2016)
Consumer Discretionary	9.6
Consumer Staples	11.2
Energy	9.0
Financials	17.1
Health Care	11.2
Industrials	13.7
Information Technology	15.4
Materials	2.3
Real Estate	3.6
Telecommunication Services	2.2
Utilities	4.7
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Scott Davis

Michael Barclay, CFA

Peter Santoro, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2017 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2016
3

COLUMBIA DIVIDEND INCOME FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2016 – November 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,047.90	1,020.05	5.13	5.06	1.00
Class B	1,000.00	1,000.00	1,044.20	1,016.29	8.97	8.85	1.75
Class C	1,000.00	1,000.00	1,044.20	1,016.29	8.97	8.85	1.75
Class I	1,000.00	1,000.00	1,050.00	1,022.16	2.98	2.94	0.58
Class R	1,000.00	1,000.00	1,046.60	1,018.80	6.41	6.33	1.25
Class R4	1,000.00	1,000.00	1,049.50	1,021.26	3.90	3.85	0.76
Class R5	1,000.00	1,000.00	1,049.60	1,021.91	3.24	3.19	0.63
Class T	1,000.00	1,000.00	1,048.40	1,020.05	5.14	5.06	1.00
Class W	1,000.00	1,000.00	1,047.90	1,020.05	5.13	5.06	1.00
Class Y	1,000.00	1,000.00	1,050.40	1,022.16	2.98	2.94	0.58
Class Z	1,000.00	1,000.00	1,049.10	1,021.31	3.85	3.80	0.75

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2016
4

COLUMBIA DIVIDEND INCOME FUND

PORTFOLIO OF INVESTMENTS

November 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.1%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 9.3%
Distributors 0.6%
Genuine Parts Co.	580,000	55,813,400
Hotels, Restaurants & Leisure 0.8%
McDonald's Corp.	675,500	80,566,885
Media 4.7%
Comcast Corp., Class A	3,328,800	231,384,888
Interpublic Group of Companies, Inc. (The)	2,010,000	48,380,700
Time Warner, Inc.	1,326,000	121,753,320
Walt Disney Co. (The)	487,550	48,325,956
Total		449,844,864
Specialty Retail 2.8%
Home Depot, Inc. (The)	1,671,000	216,227,400
TJX Companies, Inc. (The)	740,000	57,971,600
Total		274,199,000
Textiles, Apparel & Luxury Goods 0.4%
VF Corp.	640,000	34,886,400
Total Consumer Discretionary		895,310,549
CONSUMER STAPLES 10.8%
Beverages 2.0%
Coca-Cola European Partners PLC	1,228,000	39,860,880
PepsiCo, Inc.	1,525,000	152,652,500
Total		192,513,380
Food & Staples Retailing 2.0%
CVS Health Corp.	1,249,868	96,102,351
Wal-Mart Stores, Inc.	1,361,650	95,901,009
Total		192,003,360
Food Products 1.0%
General Mills, Inc.	1,570,000	95,675,800
Household Products 1.8%
Kimberly-Clark Corp.	610,000	70,522,100
Procter & Gamble Co. (The)	1,260,000	103,899,600
Total		174,421,700
Tobacco 4.0%
Altria Group, Inc.	2,900,000	185,397,000
Philip Morris International, Inc.	2,230,000	196,864,400
Total		382,261,400
Total Consumer Staples		1,036,875,640

Common Stocks (continued)

Issuer	Shares	Value ($)
ENERGY 8.5%
Energy Equipment & Services 1.9%
Schlumberger Ltd.	2,205,000	185,330,250
Oil, Gas & Consumable Fuels 6.6%
Chevron Corp.	1,220,000	136,103,200
Exxon Mobil Corp.	3,500,000	305,550,000
Occidental Petroleum Corp.	1,025,000	73,144,000
Suncor Energy, Inc.	1,700,000	54,162,000
Valero Energy Corp.	1,042,000	64,145,520
Total		633,104,720
Total Energy		818,434,970
FINANCIALS 16.5%
Banks 9.2%
Bank of America Corp.	4,625,000	97,680,000
BB&T Corp.	1,700,000	76,925,000
JPMorgan Chase & Co.	4,020,000	322,283,400
PNC Financial Services Group, Inc. (The)	1,312,825	145,119,675
U.S. Bancorp	2,162,000	107,278,440
Wells Fargo & Co.	2,501,425	132,375,411
Total		881,661,926
Capital Markets 4.0%
BlackRock, Inc.	320,550	118,856,735
CME Group, Inc.	1,190,000	134,362,900
Northern Trust Corp.	1,036,000	85,107,400
T. Rowe Price Group, Inc.	696,900	51,612,414
Total		389,939,449
Insurance 3.3%
Chubb Ltd.	1,280,000	163,840,000
Marsh & McLennan Companies, Inc.	2,192,000	151,927,520
Total		315,767,520
Total Financials		1,587,368,895
HEALTH CARE 10.8%
Biotechnology 1.0%
AbbVie, Inc.	1,600,000	97,280,000
Health Care Equipment & Supplies 0.6%
Medtronic PLC	822,800	60,072,628

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
5

COLUMBIA DIVIDEND INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Providers & Services 0.8%
Aetna, Inc.	186,800	24,440,912
UnitedHealth Group, Inc.	338,500	53,591,320
Total		78,032,232
Pharmaceuticals 8.4%
Bristol-Myers Squibb Co.	760,000	42,894,400
Eli Lilly & Co.	575,000	38,594,000
Johnson & Johnson	2,680,000	298,284,000
Merck & Co., Inc.	3,800,000	232,522,000
Pfizer, Inc.	5,895,000	189,465,300
Total		801,759,700
Total Health Care		1,037,144,560
INDUSTRIALS 13.2%
Aerospace & Defense 5.1%
Boeing Co. (The)	344,491	51,866,565
General Dynamics Corp.	1,090,000	191,131,500
Lockheed Martin Corp.	732,100	194,189,525
United Technologies Corp.	495,300	53,353,716
Total		490,541,306
Air Freight & Logistics 1.8%
United Parcel Service, Inc., Class B	1,522,000	176,430,240
Commercial Services & Supplies 1.0%
Waste Management, Inc.	1,363,171	94,767,648
Industrial Conglomerates 3.2%
3M Co.	700,000	120,218,000
Honeywell International, Inc.	1,640,000	186,861,600
Total		307,079,600
Machinery 2.1%
Ingersoll-Rand PLC	786,000	58,588,440
Parker-Hannifin Corp.	522,500	72,590,925
Stanley Black & Decker, Inc.	588,000	69,754,440
Total		200,933,805
Total Industrials		1,269,752,599
INFORMATION TECHNOLOGY 14.8%
Communications Equipment 1.8%
Cisco Systems, Inc.	5,830,000	173,850,600
IT Services 1.2%
Automatic Data Processing, Inc.	1,220,000	117,144,400

Common Stocks (continued)

Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.4%
Intel Corp.	2,860,000	99,242,000
Lam Research Corp.	850,000	90,117,000
QUALCOMM, Inc.	1,597,100	108,810,423
Texas Instruments, Inc.	1,642,500	121,430,025
Total		419,599,448
Software 4.7%
Activision Blizzard, Inc.	1,300,000	47,593,000
Microsoft Corp.	6,685,000	402,838,100
Total		450,431,100
Technology Hardware, Storage & Peripherals 2.7%
Apple, Inc.	2,394,000	264,584,880
Total Information Technology		1,425,610,428
MATERIALS 2.2%
Chemicals 1.5%
Dow Chemical Co. (The)	1,275,000	71,043,000
LyondellBasell Industries NV, Class A	475,000	42,902,000
Sherwin-Williams Co. (The)	128,000	34,389,760
Total		148,334,760
Containers & Packaging 0.7%
Sonoco Products Co.	1,146,000	62,032,980
Total Materials		210,367,740
REAL ESTATE 3.4%
Equity Real Estate Investment Trusts (REITs) 3.4%
American Tower Corp.	250,000	25,567,500
AvalonBay Communities, Inc.	111,997	18,422,387
Crown Castle International Corp.	377,500	31,506,150
Digital Realty Trust, Inc.	420,427	38,818,025
Duke Realty Corp.	1,206,500	30,681,295
Equity LifeStyle Properties, Inc.	140,959	9,786,783
Essex Property Trust, Inc.	143,400	30,962,928
Public Storage	439,700	92,029,210
Simon Property Group, Inc.	295,000	52,996,750
Total		330,771,028
Total Real Estate		330,771,028

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA DIVIDEND INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
TELECOMMUNICATION SERVICES 2.1%
Diversified Telecommunication Services 2.1%
Verizon Communications, Inc.	4,050,000	202,095,000
Total Telecommunication Services		202,095,000
UTILITIES 4.5%
Electric Utilities 2.2%
American Electric Power Co., Inc.	892,500	52,702,125
Eversource Energy	1,049,500	54,175,190
NextEra Energy, Inc.	525,000	59,970,750
PG&E Corp.	848,225	49,875,630
Total		216,723,695
Multi-Utilities 2.3%
CMS Energy Corp.	1,605,000	64,553,100
Dominion Resources, Inc.	705,000	51,669,450
Sempra Energy	438,000	43,712,400
WEC Energy Group, Inc.	1,042,500	58,390,425
Total		218,325,375
Total Utilities		435,049,070
Total Common Stocks (Cost: $6,349,921,242)		9,248,780,479

Convertible Preferred Stocks 0.2%

Issuer	Shares	Value ($)
ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
Hess Corp., 8.000%	291,000	19,517,370
Total Energy		19,517,370
Total Convertible Preferred Stocks (Cost: $16,428,453)		19,517,370

Exchange-Traded Funds 1.9%

	Shares	Value ($)
SPDR S&P 500 ETF Trust	840,000	185,119,200
Total Exchange-Traded Funds (Cost: $173,227,295)		185,119,200

Money Market Funds 2.0%

Columbia Short-Term Cash Fund, 0.480%(a)(b)	193,674,411	193,693,778
Total Money Market Funds (Cost: $193,675,117)		193,693,778
Total Investments (Cost: $6,733,252,107)		9,647,110,827
Other Assets & Liabilities, Net		(22,450,949)
Net Assets		9,624,659,878

Notes to Portfolio of Investments

(a)  The rate shown is the seven-day current annualized yield at November 30, 2016.

(b)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	383,359,315	466,639,331	(656,323,529)	193,675,117	616,915	193,693,778

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA DIVIDEND INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA DIVIDEND INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	895,310,549	—	—	895,310,549
Consumer Staples	1,036,875,640	—	—	1,036,875,640
Energy	818,434,970	—	—	818,434,970
Financials	1,587,368,895	—	—	1,587,368,895
Health Care	1,037,144,560	—	—	1,037,144,560
Industrials	1,269,752,599	—	—	1,269,752,599
Information Technology	1,425,610,428	—	—	1,425,610,428
Materials	210,367,740	—	—	210,367,740
Real Estate	330,771,028	—	—	330,771,028
Telecommunication Services	202,095,000	—	—	202,095,000
Utilities	435,049,070	—	—	435,049,070
Total Common Stocks	9,248,780,479	—	—	9,248,780,479
Convertible Preferred Stocks
Energy	19,517,370	—	—	19,517,370
Exchange-Traded Funds	185,119,200	—	—	185,119,200
Investments measured at net asset value
Money Market Funds	—	—	—	193,693,778
Total Investments	9,453,417,049	—	—	9,647,110,827

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA DIVIDEND INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $6,539,576,990)	$9,453,417,049
Affiliated issuers (identified cost $193,675,117)	193,693,778
Total investments (identified cost $6,733,252,107)	9,647,110,827
Receivable for:
Capital shares sold	11,099,136
Dividends	27,763,837
Foreign tax reclaims	36,701
Prepaid expenses	57,712
Trustees' deferred compensation plan	256,799
Other assets	26,196
Total assets	9,686,351,208
Liabilities
Payable for:
Investments purchased	48,994,358
Capital shares purchased	10,631,506
Management services fees	148,695
Distribution and/or service fees	38,663
Transfer agent fees	1,488,050
Chief compliance officer expenses	654
Other expenses	132,605
Trustees' deferred compensation plan	256,799
Total liabilities	61,691,330
Net assets applicable to outstanding capital stock	$9,624,659,878
Represented by
Paid-in capital	$6,443,526,851
Undistributed net investment income	31,325,948
Accumulated net realized gain	235,948,359
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	2,913,840,059
Investments — affiliated issuers	18,661
Total — representing net assets applicable to outstanding capital stock	$9,624,659,878

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA DIVIDEND INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2016 (Unaudited)

Class A
Net assets	$2,435,715,712
Shares outstanding	127,134,655
Net asset value per share	$19.16
Maximum offering price per share(a)	$20.33
Class B
Net assets	$3,902,610
Shares outstanding	209,789
Net asset value per share	$18.60
Class C
Net assets	$733,669,371
Shares outstanding	39,462,986
Net asset value per share	$18.59
Class I
Net assets	$150,706,913
Shares outstanding	7,847,459
Net asset value per share	$19.20
Class R
Net assets	$92,924,632
Shares outstanding	4,849,078
Net asset value per share	$19.16
Class R4
Net assets	$299,758,793
Shares outstanding	15,404,043
Net asset value per share	$19.46
Class R5
Net assets	$465,602,204
Shares outstanding	23,937,374
Net asset value per share	$19.45
Class T
Net assets	$75,705,653
Shares outstanding	3,950,023
Net asset value per share	$19.17
Maximum offering price per share(a)	$20.34
Class W
Net assets	$98,878
Shares outstanding	5,164
Net asset value per share	$19.15

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA DIVIDEND INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2016 (Unaudited)

Class Y
Net assets	$330,998,635
Shares outstanding	17,001,680
Net asset value per share	$19.47
Class Z
Net assets	$5,035,576,477
Shares outstanding	262,560,318
Net asset value per share	$19.18

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA DIVIDEND INCOME FUND

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$129,158,440
Dividends — affiliated issuers	616,915
Foreign taxes withheld	(135,494)
Total income	129,639,861
Expenses:
Management services fees	26,554,151
Distribution and/or service fees
Class A	3,014,197
Class B	21,924
Class C	3,600,548
Class R	222,960
Class T	94,230
Class W	123
Transfer agent fees
Class A	2,108,979
Class B	3,837
Class C	629,808
Class R	78,020
Class R4	234,867
Class R5	111,673
Class T	65,945
Class W	86
Class Z	4,350,470
Compensation of board members	87,331
Custodian fees	26,720
Printing and postage fees	195,332
Registration fees	168,748
Audit fees	14,598
Legal fees	128,082
Chief compliance officer expenses	2,092
Other	122,460
Total expenses	41,837,181
Expense reductions	(3,200)
Total net expenses	41,833,981
Net investment income	87,805,880
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	86,267,227
Foreign currency translations	(746)
Net realized gain	86,266,481
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	269,535,234
Investments — affiliated issuers	18,661
Net change in unrealized appreciation	269,553,895
Net realized and unrealized gain	355,820,376
Net increase in net assets resulting from operations	$443,626,256

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA DIVIDEND INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
Operations
Net investment income	$87,805,880	$157,010,028
Net realized gain	86,266,481	208,460,952
Net change in unrealized appreciation (depreciation)	269,553,895	(3,768,566)
Net increase in net assets resulting from operations	443,626,256	361,702,414
Distributions to shareholders
Net investment income
Class A	(19,050,315)	(55,027,655)
Class B	(19,360)	(112,945)
Class C	(3,076,757)	(11,192,608)
Class I	(1,597,188)	(5,472,958)
Class R	(590,331)	(1,817,441)
Class R4	(2,330,227)	(4,735,609)
Class R5	(4,248,304)	(9,885,264)
Class T	(598,629)	(1,831,540)
Class W	(779)	(3,106)
Class Y	(2,356,130)	(5,350,267)
Class Z	(45,451,826)	(120,411,297)
Net realized gains
Class A	—	(111,629,908)
Class B	—	(323,970)
Class C	—	(33,162,014)
Class I	—	(8,564,828)
Class R	—	(4,164,077)
Class R4	—	(9,046,224)
Class R5	—	(17,781,173)
Class T	—	(3,737,695)
Class W	—	(5,560)
Class Y	—	(9,507,811)
Class Z	—	(223,233,007)
Total distributions to shareholders	(79,319,846)	(636,996,957)
Increase in net assets from capital stock activity	206,761,014	266,419,122
Total increase (decrease) in net assets	571,067,424	(8,875,421)
Net assets at beginning of period	9,053,592,454	9,062,467,875
Net assets at end of period	$9,624,659,878	$9,053,592,454
Undistributed net investment income	$31,325,948	$22,839,914

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA DIVIDEND INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	16,617,330	311,800,238	30,044,947	544,040,351
Distributions reinvested	941,120	17,623,004	8,754,726	153,461,192
Redemptions	(19,613,115)	(366,984,879)	(41,481,154)	(747,383,055)
Net decrease	(2,054,665)	(37,561,637)	(2,681,481)	(49,881,512)
Class B shares
Subscriptions	1,492	26,820	10,472	182,644
Distributions reinvested	863	15,697	20,705	352,479
Redemptions(a)	(56,764)	(1,034,607)	(221,027)	(3,883,553)
Net decrease	(54,409)	(992,090)	(189,850)	(3,348,430)
Class C shares
Subscriptions	4,450,636	81,154,423	6,671,910	116,143,870
Distributions reinvested	137,666	2,503,709	2,118,177	36,003,454
Redemptions	(3,833,461)	(69,829,253)	(6,072,143)	(106,230,711)
Net increase	754,841	13,828,879	2,717,944	45,916,613
Class I shares
Subscriptions	1,335,620	24,884,026	6,746,241	120,049,859
Distributions reinvested	85,256	1,597,163	797,214	14,037,585
Redemptions	(3,014,810)	(56,846,599)	(10,599,392)	(194,815,866)
Net decrease	(1,593,934)	(30,365,410)	(3,055,937)	(60,728,422)
Class R shares
Subscriptions	737,487	13,858,879	1,304,089	23,619,929
Distributions reinvested	28,152	527,450	306,136	5,366,096
Redemptions	(531,927)	(9,956,895)	(1,590,754)	(28,645,921)
Net increase	233,712	4,429,434	19,471	340,104
Class R4 shares
Subscriptions	4,355,797	83,058,407	7,215,555	131,875,625
Distributions reinvested	108,921	2,071,949	670,352	11,918,272
Redemptions	(1,399,143)	(26,563,203)	(4,817,980)	(88,710,635)
Net increase	3,065,575	58,567,153	3,067,927	55,083,262
Class R5 shares
Subscriptions	3,456,602	65,662,600	9,551,777	176,029,543
Distributions reinvested	217,522	4,131,773	1,516,893	26,966,555
Redemptions	(1,993,366)	(37,900,649)	(5,003,726)	(91,544,963)
Net increase	1,680,758	31,893,724	6,064,944	111,451,135

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA DIVIDEND INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class T shares
Subscriptions	13,189	247,062	68,236	1,211,885
Distributions reinvested	25,630	479,979	256,403	4,495,643
Redemptions	(169,253)	(3,179,872)	(501,788)	(9,216,770)
Net decrease	(130,434)	(2,452,831)	(177,149)	(3,509,242)
Class W shares
Distributions reinvested	41	759	483	8,476
Redemptions	(190)	(3,605)	(3,772)	(69,255)
Net decrease	(149)	(2,846)	(3,289)	(60,779)
Class Y shares
Subscriptions	6,774,441	128,121,013	4,479,377	82,362,611
Distributions reinvested	122,032	2,320,221	820,902	14,606,163
Redemptions	(2,077,970)	(39,543,968)	(1,974,589)	(36,311,263)
Net increase	4,818,503	90,897,266	3,325,690	60,657,511
Class Z shares
Subscriptions	33,692,672	632,151,603	52,334,824	937,290,640
Distributions reinvested	1,274,990	23,891,241	9,975,763	175,050,909
Redemptions	(30,786,894)	(577,523,472)	(55,459,993)	(1,001,842,667)
Net increase	4,180,768	78,519,372	6,850,594	110,498,882
Total net increase	10,900,566	206,761,014	15,938,864	266,419,122

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA DIVIDEND INCOME FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended September 30,
Class A	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$18.43		$19.07		$19.02		$17.05		$13.96		$12.16		$12.12
Income from investment operations:
Net investment income	0.16		0.32		0.48		0.35		0.34		0.25		0.29
Net realized and unrealized gain	0.72		0.43		1.17		2.20		3.09		1.73		0.03	(b)
Total from investment operations	0.88		0.75		1.65		2.55		3.43		1.98		0.32
Less distributions to shareholders:
Net investment income	(0.15)		(0.45)		(0.40)		(0.34)		(0.34)		(0.18)		(0.28)
Net realized gains	—		(0.94)		(1.20)		(0.24)		—		—		—
Total distributions to shareholders	(0.15)		(1.39)		(1.60)		(0.58)		(0.34)		(0.18)		(0.28)
Net asset value, end of period	$19.16		$18.43		$19.07		$19.02		$17.05		$13.96		$12.16
Total return	4.79%		4.42%		9.08%		15.25%		24.91%		16.26%		2.56%
Ratios to average net assets(c)
Total gross expenses	1.00	%(d)	1.02%		1.02%		1.02%		1.04%		1.06	%(d)	1.09%
Total net expenses(e)	1.00	%(d)(f)	1.02	%(f)	1.02	%(f)	1.02	%(f)	1.03	%(f)	1.00	%(d)	1.03	%(f)
Net investment income	1.75	%(d)	1.74%		2.52%		1.96%		2.20%		2.71	%(d)	2.23%
Supplemental data
Net assets, end of period (in thousands)	$2,435,716		$2,380,538		$2,514,422		$2,556,782		$2,518,406		$1,729,495		$1,103,389
Portfolio turnover	8%		25%		27%		19%		24%		23%		20%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA DIVIDEND INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended September 30,
Class B	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$17.89		$18.55		$18.54		$16.64		$13.63		$11.89		$11.86
Income from investment operations:
Net investment income	0.09		0.17		0.30		0.21		0.22		0.18		0.19
Net realized and unrealized gain	0.70		0.42		1.16		2.14		3.02		1.69		0.03	(b)
Total from investment operations	0.79		0.59		1.46		2.35		3.24		1.87		0.22
Less distributions to shareholders:
Net investment income	(0.08)		(0.31)		(0.25)		(0.21)		(0.23)		(0.13)		(0.19)
Net realized gains	—		(0.94)		(1.20)		(0.24)		—		—		—
Total distributions to shareholders	(0.08)		(1.25)		(1.45)		(0.45)		(0.23)		(0.13)		(0.19)
Net asset value, end of period	$18.60		$17.89		$18.55		$18.54		$16.64		$13.63		$11.89
Total return	4.42%		3.62%		8.26%		14.33%		23.99%		15.69%		1.74%
Ratios to average net assets(c)
Total gross expenses	1.75	%(d)	1.78%		1.77%		1.77%		1.79%		1.81	%(d)	1.85%
Total net expenses(e)	1.75	%(d)(f)	1.78	%(f)	1.77	%(f)	1.77	%(f)	1.77	%(f)	1.75	%(d)	1.79	%(f)
Net investment income	0.99	%(d)	0.98%		1.60%		1.22%		1.47%		1.96	%(d)	1.48%
Supplemental data
Net assets, end of period (in thousands)	$3,903		$4,728		$8,423		$12,896		$15,034		$15,095		$15,659
Portfolio turnover	8%		25%		27%		19%		24%		23%		20%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

COLUMBIA DIVIDEND INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended September 30,
Class C	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$17.88		$18.54		$18.53		$16.63		$13.62		$11.88		$11.85
Income from investment operations:
Net investment income	0.09		0.18		0.34		0.21		0.22		0.18		0.19
Net realized and unrealized gain	0.70		0.41		1.12		2.13		3.02		1.69		0.03	(b)
Total from investment operations	0.79		0.59		1.46		2.34		3.24		1.87		0.22
Less distributions to shareholders:
Net investment income	(0.08)		(0.31)		(0.25)		(0.20)		(0.23)		(0.13)		(0.19)
Net realized gains	—		(0.94)		(1.20)		(0.24)		—		—		—
Total distributions to shareholders	(0.08)		(1.25)		(1.45)		(0.44)		(0.23)		(0.13)		(0.19)
Net asset value, end of period	$18.59		$17.88		$18.54		$18.53		$16.63		$13.62		$11.88
Total return	4.42%		3.62%		8.26%		14.33%		24.00%		15.71%		1.74%
Ratios to average net assets(c)
Total gross expenses	1.75	%(d)	1.78%		1.77%		1.77%		1.79%		1.81	%(d)	1.84%
Total net expenses(e)	1.75	%(d)(f)	1.78	%(f)	1.77	%(f)	1.77	%(f)	1.78	%(f)	1.75	%(d)	1.78	%(f)
Net investment income	1.00	%(d)	1.00%		1.83%		1.24%		1.45%		1.96	%(d)	1.49%
Supplemental data
Net assets, end of period (in thousands)	$733,669		$692,229		$667,300		$601,468		$459,966		$279,093		$181,875
Portfolio turnover	8%		25%		27%		19%		24%		23%		20%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA DIVIDEND INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,						Year Ended September 30,
Class I	(Unaudited)		2016	2015	2014	2013	2012(a)		2011
Per share data
Net asset value, beginning of period	$18.47		$19.11	$19.06	$17.09	$13.99	$12.18		$12.13
Income from investment operations:
Net investment income	0.21		0.40	0.58	0.42	0.41	0.28		0.35
Net realized and unrealized gain	0.71		0.43	1.15	2.20	3.09	1.73		0.03	(b)
Total from investment operations	0.92		0.83	1.73	2.62	3.50	2.01		0.38
Less distributions to shareholders:
Net investment income	(0.19)		(0.53)	(0.48)	(0.41)	(0.40)	(0.20)		(0.33)
Net realized gains	—		(0.94)	(1.20)	(0.24)	—	—		—
Total distributions to shareholders	(0.19)		(1.47)	(1.68)	(0.65)	(0.40)	(0.20)		(0.33)
Net asset value, end of period	$19.20		$18.47	$19.11	$19.06	$17.09	$13.99		$12.18
Total return	5.00%		4.88%	9.54%	15.72%	25.42%	16.53%		3.02%
Ratios to average net assets(c)
Total gross expenses	0.58	%(d)	0.59%	0.58%	0.58%	0.60%	0.63	%(d)	0.67%
Total net expenses(e)	0.58	%(d)	0.59%	0.58%	0.58%	0.60%	0.63	%(d)	0.67	%(f)
Net investment income	2.18	%(d)	2.19%	3.04%	2.35%	2.64%	3.08	%(d)	2.62%
Supplemental data
Net assets, end of period (in thousands)	$150,707		$174,387	$238,825	$233,626	$320,524	$271,694		$249,778
Portfolio turnover	8%		25%	27%	19%	24%	23%		20%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA DIVIDEND INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended September 30,
Class R	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$18.43		$19.07		$19.02		$17.05		$13.96		$12.17		$12.13
Income from investment operations:
Net investment income	0.14		0.27		0.44		0.31		0.30		0.23		0.26
Net realized and unrealized gain	0.72		0.43		1.16		2.19		3.09		1.72		0.03	(b)
Total from investment operations	0.86		0.70		1.60		2.50		3.39		1.95		0.29
Less distributions to shareholders:
Net investment income	(0.13)		(0.40)		(0.35)		(0.29)		(0.30)		(0.16)		(0.25)
Net realized gains	—		(0.94)		(1.20)		(0.24)		—		—		—
Total distributions to shareholders	(0.13)		(1.34)		(1.55)		(0.53)		(0.30)		(0.16)		(0.25)
Net asset value, end of period	$19.16		$18.43		$19.07		$19.02		$17.05		$13.96		$12.17
Total return	4.66%		4.15%		8.80%		14.96%		24.60%		16.03%		2.30%
Ratios to average net assets(c)
Total gross expenses	1.25	%(d)	1.27%		1.27%		1.27%		1.29%		1.31	%(d)	1.34%
Total net expenses(e)	1.25	%(d)(f)	1.27	%(f)	1.27	%(f)	1.27	%(f)	1.28	%(f)	1.25	%(d)	1.28	%(f)
Net investment income	1.50	%(d)	1.49%		2.28%		1.73%		1.95%		2.46	%(d)	1.98%
Supplemental data
Net assets, end of period (in thousands)	$92,925		$85,066		$87,646		$87,406		$72,979		$32,183		$13,101
Portfolio turnover	8%		25%		27%		19%		24%		23%		20%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
21

COLUMBIA DIVIDEND INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class R4	(Unaudited)		2016		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$18.71		$19.34		$19.27		$17.27		$14.65
Income from investment operations:
Net investment income	0.19		0.37		0.57		0.42		0.20
Net realized and unrealized gain	0.73		0.44		1.14		2.20		2.60
Total from investment operations	0.92		0.81		1.71		2.62		2.80
Less distributions to shareholders:
Net investment income	(0.17)		(0.50)		(0.44)		(0.38)		(0.18)
Net realized gains	—		(0.94)		(1.20)		(0.24)		—
Total distributions to shareholders	(0.17)		(1.44)		(1.64)		(0.62)		(0.18)
Net asset value, end of period	$19.46		$18.71		$19.34		$19.27		$17.27
Total return	4.95%		4.67%		9.33%		15.51%		19.22%
Ratios to average net assets(b)
Total gross expenses	0.76	%(c)	0.77%		0.77%		0.77%		0.82	%(c)
Total net expenses(d)	0.76	%(c)(e)	0.77	%(e)	0.77	%(e)	0.77	%(e)	0.82	%(c)
Net investment income	2.01	%(c)	2.01%		2.93%		2.29%		2.17	%(c)
Supplemental data
Net assets, end of period (in thousands)	$299,759		$230,893		$179,306		$123,274		$37,359
Portfolio turnover	8%		25%		27%		19%		24%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
22

COLUMBIA DIVIDEND INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class R5	(Unaudited)		2016	2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$18.71		$19.33	$19.26	$17.26	$14.65
Income from investment operations:
Net investment income	0.20		0.39	0.62	0.43	0.22
Net realized and unrealized gain	0.72		0.45	1.12	2.21	2.58
Total from investment operations	0.92		0.84	1.74	2.64	2.80
Less distributions to shareholders:
Net investment income	(0.18)		(0.52)	(0.47)	(0.40)	(0.19)
Net realized gains	—		(0.94)	(1.20)	(0.24)	—
Total distributions to shareholders	(0.18)		(1.46)	(1.67)	(0.64)	(0.19)
Net asset value, end of period	$19.45		$18.71	$19.33	$19.26	$17.26
Total return	4.96%		4.88%	9.48%	15.68%	19.27%
Ratios to average net assets(b)
Total gross expenses	0.63	%(c)	0.64%	0.63%	0.64%	0.65	%(c)
Total net expenses(d)	0.63	%(c)	0.64%	0.63%	0.64%	0.65	%(c)
Net investment income	2.12	%(c)	2.14%	3.19%	2.41%	2.41	%(c)
Supplemental data
Net assets, end of period (in thousands)	$465,602		$416,310	$313,051	$156,525	$64,986
Portfolio turnover	8%		25%	27%	19%	24%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
23

COLUMBIA DIVIDEND INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended September 30,
Class T	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$18.43		$19.07		$19.02		$17.05		$13.96		$12.17		$12.13
Income from investment operations:
Net investment income	0.16		0.32		0.48		0.34		0.33		0.24		0.29
Net realized and unrealized gain	0.73		0.43		1.16		2.20		3.09		1.72		0.03	(b)
Total from investment operations	0.89		0.75		1.64		2.54		3.42		1.96		0.32
Less distributions to shareholders:
Net investment income	(0.15)		(0.45)		(0.39)		(0.33)		(0.33)		(0.17)		(0.28)
Net realized gains	—		(0.94)		(1.20)		(0.24)		—		—		—
Total distributions to shareholders	(0.15)		(1.39)		(1.59)		(0.57)		(0.33)		(0.17)		(0.28)
Net asset value, end of period	$19.17		$18.43		$19.07		$19.02		$17.05		$13.96		$12.17
Total return	4.84%		4.42%		9.03%		15.19%		24.85%		16.14%		2.51%
Ratios to average net assets(c)
Total gross expenses	1.00	%(d)	1.02%		1.04%		1.07%		1.09%		1.11	%(d)	1.15%
Total net expenses(e)	1.00	%(d)(f)	1.02	%(f)	1.04	%(f)	1.07	%(f)	1.08	%(f)	1.05	%(d)	1.09	%(f)
Net investment income	1.75	%(d)	1.74%		2.49%		1.92%		2.16%		2.65	%(d)	2.18%
Supplemental data
Net assets, end of period (in thousands)	$75,706		$75,218		$81,206		$85,511		$84,342		$77,344		$72,421
Portfolio turnover	8%		25%		27%		19%		24%		23%		20%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
24

COLUMBIA DIVIDEND INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended September 30,
Class W	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$18.42		$19.06		$19.01		$17.05		$13.96		$12.16		$12.12
Income from investment operations:
Net investment income	0.16		0.32		0.47		0.31		0.33		0.25		0.30
Net realized and unrealized gain	0.72		0.43		1.18		2.23		3.10		1.73		0.02	(b)
Total from investment operations	0.88		0.75		1.65		2.54		3.43		1.98		0.32
Less distributions to shareholders:
Net investment income	(0.15)		(0.45)		(0.40)		(0.34)		(0.34)		(0.18)		(0.28)
Net realized gains	—		(0.94)		(1.20)		(0.24)		—		—		—
Total distributions to shareholders	(0.15)		(1.39)		(1.60)		(0.58)		(0.34)		(0.18)		(0.28)
Net asset value, end of period	$19.15		$18.42		$19.06		$19.01		$17.05		$13.96		$12.16
Total return	4.79%		4.43%		9.09%		15.21%		24.91%		16.27%		2.57%
Ratios to average net assets(c)
Total gross expenses	1.00	%(d)	1.02%		1.02%		1.00%		1.04%		1.05	%(d)	1.08%
Total net expenses(e)	1.00	%(d)(f)	1.02	%(f)	1.02	%(f)	1.00	%(f)	1.02	%(f)	1.00	%(d)	1.00	%(f)
Net investment income	1.75	%(d)	1.72%		2.47%		1.75%		2.20%		2.71	%(d)	2.28%
Supplemental data
Net assets, end of period (in thousands)	$99		$98		$164		$193		$9,373		$47,647		$43,525
Portfolio turnover	8%		25%		27%		19%		24%		23%		20%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
25

COLUMBIA DIVIDEND INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class Y	(Unaudited)		2016	2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$18.72		$19.35	$19.27	$17.27	$14.66
Income from investment operations:
Net investment income	0.21		0.40	0.66	0.47	0.23
Net realized and unrealized gain	0.73		0.44	1.10	2.18	2.58
Total from investment operations	0.94		0.84	1.76	2.65	2.81
Less distributions to shareholders:
Net investment income	(0.19)		(0.53)	(0.48)	(0.41)	(0.20)
Net realized gains	—		(0.94)	(1.20)	(0.24)	—
Total distributions to shareholders	(0.19)		(1.47)	(1.68)	(0.65)	(0.20)
Net asset value, end of period	$19.47		$18.72	$19.35	$19.27	$17.27
Total return	5.04%		4.87%	9.59%	15.72%	19.29%
Ratios to average net assets(b)
Total gross expenses	0.58	%(c)	0.59%	0.59%	0.59%	0.60	%(c)
Total net expenses(d)	0.58	%(c)	0.59%	0.59%	0.59%	0.60	%(c)
Net investment income	2.21	%(c)	2.19%	3.41%	2.58%	2.49	%(c)
Supplemental data
Net assets, end of period (in thousands)	$330,999		$228,089	$171,392	$78,674	$1,190
Portfolio turnover	8%		25%	27%	19%	24%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
26

COLUMBIA DIVIDEND INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended September 30,
Class Z	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$18.45		$19.09		$19.03		$17.07		$13.97		$12.17		$12.13
Income from investment operations:
Net investment income	0.19		0.36		0.53		0.39		0.38		0.27		0.33
Net realized and unrealized gain	0.71		0.44		1.18		2.19		3.10		1.72		0.03	(b)
Total from investment operations	0.90		0.80		1.71		2.58		3.48		1.99		0.36
Less distributions to shareholders:
Net investment income	(0.17)		(0.50)		(0.45)		(0.38)		(0.38)		(0.19)		(0.32)
Net realized gains	—		(0.94)		(1.20)		(0.24)		—		—		—
Total distributions to shareholders	(0.17)		(1.44)		(1.65)		(0.62)		(0.38)		(0.19)		(0.32)
Net asset value, end of period	$19.18		$18.45		$19.09		$19.03		$17.07		$13.97		$12.17
Total return	4.91%		4.69%		9.40%		15.46%		25.27%		16.39%		2.82%
Ratios to average net assets(c)
Total gross expenses	0.75	%(d)	0.77%		0.77%		0.77%		0.79%		0.80	%(d)	0.84%
Total net expenses(e)	0.75	%(d)(f)	0.77	%(f)	0.77	%(f)	0.77	%(f)	0.78	%(f)	0.75	%(d)	0.79	%(f)
Net investment income	2.00	%(d)	2.00%		2.76%		2.22%		2.46%		2.96	%(d)	2.48%
Supplemental data
Net assets, end of period (in thousands)	$5,035,576		$4,766,037		$4,800,733		$5,062,852		$4,846,586		$3,396,290		$2,227,757
Portfolio turnover	8%		25%		27%		19%		24%		23%		20%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
27

COLUMBIA DIVIDEND INCOME FUND

NOTES TO FINANCIAL STATEMENTS

November 30, 2016 (Unaudited)

Note 1. Organization

Columbia Dividend Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class T shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase, with certain limitations. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with previous fund reorganizations. Effective January 24, 2017, Class T shares will be renamed Class V shares.

Class W shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the

Semiannual Report 2016
28

COLUMBIA DIVIDEND INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on

Semiannual Report 2016
29

COLUMBIA DIVIDEND INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced

Semiannual Report 2016
30

COLUMBIA DIVIDEND INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.72% to 0.52% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2016 was 0.56% of the Fund's average daily net assets.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of

BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to Class R5 shares. Total transfer agency fees for Class I and Class Y shares are subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to each share class. Prior to January 1, 2017, total transfer agency fees for Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Class I and Class Y shares did not pay transfer agency fees.

For the six months ended November 30, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.17%
Class B	0.17
Class C	0.17
Class R	0.17
Class R4	0.17
Class R5	0.05
Class T	0.17
Class W	0.17
Class Z	0.17

Semiannual Report 2016
31

COLUMBIA DIVIDEND INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2016, these minimum account balance fees reduced total expenses of the Fund by $3,200.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class B, Class C, Class R and Class W shares of the Fund, respectively.

Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $1,830,396 for Class A, $1,194 for Class B, $21,490 for Class C and $779 for Class T shares for the six months ended November 30, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	October 1, 2016 Through September 30, 2017	Prior to October 1, 2016
Class A	1.19%	1.13%
Class B	1.94	1.88
Class C	1.94	1.88
Class I	0.81	0.74
Class R	1.44	1.38
Class R4	0.94	0.88
Class R5	0.86	0.79
Class T	1.19	1.13
Class W	1.19	1.13
Class Y	0.81	0.74
Class Z	0.94	0.88

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with

Semiannual Report 2016
32

COLUMBIA DIVIDEND INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2016, the cost of investments for federal income tax purposes was approximately $6,733,252,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$2,952,744,000
Unrealized depreciation	(38,885,000)
Net unrealized appreciation	$2,913,859,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,086,980,984 and $719,579,046, respectively, for the six months ended November 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended November 30, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At November 30, 2016, two unaffiliated shareholders of record owned 42.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 13.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant

Semiannual Report 2016
33

COLUMBIA DIVIDEND INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
34

COLUMBIA DIVIDEND INCOME FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT
AGREEMENT

On June 10, 2016, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Dividend Income Fund (the Fund), a series of the Trust. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement.

In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 8, 2016, April 27, 2016 and June 9, 2016 and at Board meetings held on March 9, 2016 and June 10, 2016. In addition, the Board considers matters bearing on the Management Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2016, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 10, 2016, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's management fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund through September 30, 2017 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•  The terms and conditions of the Management Agreement;

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

Semiannual Report 2016
35

COLUMBIA DIVIDEND INCOME FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT
AGREEMENT (continued)

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Management Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons.

The Committee and the Board noted that, through December 31, 2015, the Fund's performance was in the eighth, tenth and eighth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.

Investment Management Fee Rates and Other Expenses

The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund's management fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted

Semiannual Report 2016
36

COLUMBIA DIVIDEND INCOME FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT
AGREEMENT (continued)

that, as of December 31, 2015, the Fund's actual management fee and net total expense ratio are ranked in the second and first quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services provided to comparable unaffiliated funds. In evaluating the Fund's management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2015 to profitability levels realized in 2014. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.

Semiannual Report 2016
37

COLUMBIA DIVIDEND INCOME FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT
AGREEMENT (continued)

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager's affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.

Semiannual Report 2016
38

COLUMBIA DIVIDEND INCOME FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
39

Columbia Dividend Income Fund

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2017 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR139_05_G01_(01/17)

SEMIANNUAL REPORT

November 30, 2016

COLUMBIA HIGH YIELD MUNICIPAL FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $460 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of June 30, 2016. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle group of companies. Contact us for more current data.

  **  Source: ICI as of June 30, 2016 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of March 2016 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today's challenging interest rate environment, it's still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You've worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today's complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit investor.columbiathreadneedleus.com

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholders,

While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the president-elect over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.

While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom's vote to exit the European Union (Brexit), speculation around the Federal Reserve's decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?

Position your portfolio for the reality of market volatility

That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.

Step 1: Review your investment goals

Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what's important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can't control — volatility, and focus on what you can — your investment goals and strategies.

Step 2: Reassess your risk tolerance

Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.

Step 3: Remain calm and focus on your long-term plan

Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.

As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA HIGH YIELD MUNICIPAL FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	21
Statement of Operations	23
Statement of Changes in Net Assets	24
Financial Highlights	26
Notes to Financial Statements	32
Board Consideration and Approval of Management Agreement	39
Important Information About This Report	43

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA HIGH YIELD MUNICIPAL FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia High Yield Municipal Fund (the Fund) Class A shares returned -3.09% excluding sales charges for the six-month period ended November 30, 2016. The Fund's Class Z shares returned -2.99% for the same time period.

■  The Fund's Blended Benchmark and the Bloomberg Barclays High Yield Municipal Bond Index returned -3.20% and -3.00%, respectively, during the same six months.

Average Annual Total Returns (%) (for period ended November 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	07/31/00
Excluding sales charges		-3.09	0.53	5.56	3.74
Including sales charges		-6.02	-2.47	4.93	3.42
Class B	07/15/02
Excluding sales charges		-3.45	-0.22	4.78	2.97
Including sales charges		-8.20	-5.05	4.45	2.97
Class C	07/15/02
Excluding sales charges		-3.40	-0.12	4.91	3.11
Including sales charges		-4.35	-1.09	4.91	3.11
Class R4*	03/19/13	-3.07	0.73	5.78	3.95
Class R5*	11/08/12	-3.04	0.81	5.86	3.99
Class Z	03/05/84	-2.99	0.73	5.77	3.95
Blended Benchmark		-3.20	0.97	4.98	4.04
Bloomberg Barclays High Yield Municipal Bond Index		-3.00	1.74	5.99	3.93

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The Blended Benchmark, established by the Investment Manager, consists of a 60% weighting of the Bloomberg Barclays High Yield Municipal Bond Index and a 40% weighting of the Bloomberg Barclays Municipal Bond Index. The Barclays Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

The Bloomberg Barclays High Yield Municipal Bond Index is comprised of bonds with maturities greater than one-year, having a par value of at least $3 million issued as part of a transaction size greater than $20 million, and rated no higher than "BB+" or equivalent by any of the three principal rating agencies.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
2

COLUMBIA HIGH YIELD MUNICIPAL FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten States/Territories (%) (at November 30, 2016)
Illinois	11.1
California	9.5
Florida	9.4
Texas	8.1
Pennsylvania	4.8
New York	4.2
New Jersey	3.5
Michigan	3.4
Louisiana	3.3
Puerto Rico	3.2

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Quality Breakdown (%) (at November 30, 2016)
AAA rating	0.8
AA rating	7.4
A rating	18.9
BBB rating	23.1
BB rating	6.0
B rating	2.1
CC rating	2.0
C rating	1.4
Not rated	38.3
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Portfolio Management

Chad Farrington, CFA

Catherine Stienstra

Semiannual Report 2016
3

COLUMBIA HIGH YIELD MUNICIPAL FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2016 – November 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	969.10	1,020.76	4.25	4.36	0.86
Class B	1,000.00	1,000.00	965.50	1,017.00	7.93	8.14	1.61
Class C	1,000.00	1,000.00	966.00	1,017.50	7.44	7.64	1.51
Class R4	1,000.00	1,000.00	969.30	1,021.76	3.26	3.35	0.66
Class R5	1,000.00	1,000.00	969.60	1,022.21	2.81	2.89	0.57
Class Z	1,000.00	1,000.00	970.10	1,021.76	3.26	3.35	0.66

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
4

COLUMBIA HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS

November 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 95.5%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
ALABAMA 0.8%
Lower Alabama Gas District (The) Revenue Bonds Series 2016A 09/01/46	5.000%	6,215,000	6,797,097
ALASKA 0.7%
City of Koyukuk Prerefunded 10/01/19 Revenue Bonds Tanana Chiefs Conference Health Care Series 2011 10/01/41	7.750%	5,000,000	5,835,450
ARIZONA 2.0%
City of Glendale Water & Sewer Refunding Revenue Bonds Senior Lien Series 2015 07/01/27	5.000%	2,500,000	2,880,050
Industrial Development Authority of the County of Pima (The) Revenue Bonds American Charter Schools Foundation Series 2007A 07/01/38	5.625%	3,840,000	3,473,357
La Paz County Industrial Development Authority Revenue Bonds Charter School Solutions — Harmony Public Series 2016 02/15/36	5.000%	1,200,000	1,228,380
Maricopa County Industrial Development Authority Revenue Bonds Christian Care Surprise, Inc. Project Series 2016(a) 01/01/48	6.000%	3,595,000	3,281,480
Maricopa County Pollution Control Corp. Revenue Bonds El Paso Electric Co. Project Series 2009B 04/01/40	7.250%	3,600,000	4,004,208
Surprise Municipal Property Corp. Revenue Bonds Series 2007 04/01/32	4.900%	2,000,000	2,006,560
Total			16,874,035
CALIFORNIA 9.2%
Alameda Corridor Transportation Authority Refunding Revenue Bonds 2nd Subordinated Lien Series 2016B 10/01/35	5.000%	1,000,000	1,087,390

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Health Facilities Financing Authority Refunding Revenue Bonds Northern California Presbyterian Homes Series 2015 07/01/39	5.000%	900,000	974,349
California Municipal Finance Authority Revenue Bonds UTS Renewable Energy-Waste Water Facilities Series 2011 AMT(a)(b) 12/01/32	7.500%	1,835,000	1,375,516
California Pollution Control Financing Authority Revenue Bonds Aemerge Redpak Services Southern California, LLC Project Series 2016 AMT(a)(b) 12/01/27	7.000%	2,500,000	2,386,100
California State Public Works Board Refunding Revenue Bonds Various Capital Projects Series 2012G 11/01/37	5.000%	1,250,000	1,386,788
California Statewide Communities Development Authority Prerefunded 01/01/19 Revenue Bonds Aspire Public Schools Series 2010 07/01/46	6.125%	2,990,000	3,263,226
Refunding Revenue Bonds 899 Charleston Project Series 2014A 11/01/44	5.250%	1,500,000	1,561,020
Revenue Bonds American Baptist Homes West Series 2010 10/01/39	6.250%	2,750,000	3,007,592
Loma Linda University Medical Center Series 2014 12/01/44	5.250%	500,000	505,205
12/01/54	5.500%	5,000,000	5,123,450
Chino Public Financing Authority Refunding Special Tax Bonds Series 2012 09/01/34	5.000%	1,775,000	1,873,087
City of Carson Special Assessment Bonds Assessment District No. 92-1 Series 1992 09/02/22	7.375%	60,000	60,500
City of Long Beach Marina System Revenue Bonds Series 2015 05/15/45	5.000%	500,000	526,040

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
5

COLUMBIA HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Los Angeles Department of Airports Revenue Bonds Senior Series 2015A AMT(b) 05/15/27	5.000%	1,250,000	1,427,550
City of Santa Maria Water & Wastewater Refunding Revenue Bonds Series 2012A(c) 02/01/25	0.000%	3,100,000	2,260,117
City of Upland Certificate of Participation San Antonio Community Hospital Series 2011 01/01/41	6.500%	5,000,000	5,546,200
Compton Unified School District Unlimited General Obligation Bonds Election of 2002 — Capital Appreciation Series 2006C(c) 06/01/25	0.000%	2,310,000	1,778,007
County of Sacramento Airport System Subordinated Revenue Bonds Series 2009D 07/01/35	6.000%	2,500,000	2,660,575
Empire Union School District Special Tax Bonds Communities Facilities District No. 1987-1 Series 2002A (AMBAC)(c) 10/01/21	0.000%	1,665,000	1,426,672
Foothill-Eastern Transportation Corridor Agency Refunding Revenue Bonds Junior Lien Series 2014C 01/15/43	6.500%	5,000,000	5,680,100
Hesperia Public Financing Authority Tax Allocation Bonds Redevelopment & Housing Projects Series 2007A (SGI) 09/01/27	5.500%	5,430,000	5,537,894
M-S-R Energy Authority Revenue Bonds Series 2009B 11/01/39	6.500%	5,000,000	6,429,100
Oakdale Public Financing Authority Tax Allocation Bonds Central City Redevelopment Project Series 2004 06/01/33	5.375%	2,000,000	2,000,960
Palomar Health Certificate of Participation Series 2010 11/01/41	6.000%	2,500,000	2,725,350
Refunding Revenue Bonds Series 2016 11/01/36	5.000%	1,845,000	1,956,604

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Diego Public Facilities Financing Authority Refunding Revenue Bonds Ballpark Series 2016 10/15/31	5.000%	650,000	726,960
San Francisco City & County Redevelopment Agency Prerefunded 08/01/19 Tax Allocation Bonds Mission Bay South Redevelopment Project Series 2009D 08/01/39	6.625%	1,500,000	1,701,360
State of California Department of Veterans Affairs Revenue Bonds Series 2012A 12/01/25	3.500%	4,355,000	4,486,347
State of California Unlimited General Obligation Bonds Various Purpose Series 2012 04/01/42	5.000%	3,000,000	3,270,510
University of California Refunding Revenue Bonds Limited Project Series 2015I 05/15/27	5.000%	2,000,000	2,318,740
Series 2015AO 05/15/27	5.000%	2,000,000	2,341,680
Total			77,404,989
COLORADO 2.3%
Colorado Health Facilities Authority Refunding Revenue Bonds NCMC, Inc. Project Series 2016 05/15/32	4.000%	3,535,000	3,618,921
Foothills Metropolitan District Special Assessment Bonds Series 2014 12/01/38	6.000%	4,250,000	4,437,297
Leyden Rock Metropolitan District No. 10 Limited General Obligation Bonds Series 2016A 12/01/45	5.000%	1,000,000	923,990
Palisade Metropolitan District No. 2 Limited General Obligation Bonds Series 2016 12/01/46	5.000%	1,500,000	1,366,695
Regional Transportation District Certificate of Participation Series 2014A 06/01/39	5.000%	7,000,000	7,580,580

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sierra Ridge Metropolitan District No. 2 Senior Limited General Obligation Bonds Series 2016A 12/01/46	5.500%	1,500,000	1,499,565
Total			19,427,048
CONNECTICUT 0.8%
Connecticut State Health & Educational Facility Authority Revenue Bonds Church Home of Hartford, Inc. Project Series 2016(a) 09/01/53	5.000%	1,750,000	1,581,965
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A 04/01/39	7.875%	4,000,000	4,504,560
Mohegan Tribe of Indians of Connecticut Revenue Bonds Public Improvement-Priority Distribution Series 2003(a)(d) 01/01/33	5.250%	1,000,000	899,490
Total			6,986,015
DELAWARE 0.2%
Centerline Equity Issuer Trust Secured AMT(a)(b) 05/15/19	6.300%	1,000,000	1,091,230
City of Wilmington Revenue Bonds Housing-Electra Arms Senior Associates Project Series 1998 AMT(b) 06/01/28	6.250%	635,000	635,127
Total			1,726,357
DISTRICT OF COLUMBIA 0.5%
Metropolitan Washington Airports Authority Revenue Bonds Airport System Series 2012A AMT(b) 10/01/24	5.000%	4,000,000	4,474,040
FLORIDA 9.1%
Capital Trust Agency, Inc.(a) Revenue Bonds 1st Mortgage Tallahassee Tapestry Senior Housing Project Series 2015 12/01/50	7.125%	2,000,000	1,950,840
Capital Trust Agency, Inc.(e) Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B 07/15/32	0.000%	1,370,000	684,781

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Lakeland Refunding Revenue Bonds 1st Mortgage-Carpenters Home Estates Series 2008 01/01/28	6.250%	675,000	693,299
01/01/43	6.375%	2,250,000	2,289,713
Revenue Bonds Lakeland Regional Health Series 2015 11/15/40	5.000%	5,000,000	5,295,900
City of Tallahassee Revenue Bonds Tallahassee Memorial Healthcare, Inc. Project Series 2016 12/01/55	5.000%	3,000,000	3,056,580
County of Miami-Dade Aviation Refunding Revenue Bonds Series 2016 10/01/30	5.000%	1,310,000	1,462,157
County of Miami-Dade Subordinated Refunding Revenue Bonds Series 2012B 10/01/37	5.000%	1,530,000	1,658,535
County of Miami-Dade(c) Revenue Bonds Capital Appreciation Subordinated Series 2009B 10/01/41	0.000%	10,000,000	3,271,400
Florida Development Finance Corp. Revenue Bonds Renaissance Charter School Series 2010A 09/15/40	6.000%	3,750,000	3,824,587
Series 2012A 06/15/43	6.125%	5,500,000	5,809,760
Renaissance Charter School Projects Series 2013A 06/15/44	8.500%	5,000,000	5,604,850
Florida Development Finance Corp.(a) Revenue Bonds Miami Arts Charter School Project Series 2014A 06/15/44	6.000%	6,100,000	6,110,797
Renaissance Charter School Series 2015 06/15/46	6.125%	4,900,000	4,857,468
Florida Higher Educational Facilities Financial Authority Refunding Revenue Bonds Nova Southeastern University Series 2016 04/01/35	5.000%	1,190,000	1,257,187

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mid-Bay Bridge Authority Prerefunded 10/01/21 Revenue Bonds Series 2011A 10/01/40	7.250%	4,000,000	4,969,520
Middle Village Community Development District Special Assessment Bonds Series 2004A 05/01/35	6.000%	1,790,000	1,501,416
Orange County Health Facilities Authority Refunding Revenue Bonds Mayflower Retirement Center Series 2012 06/01/42	5.125%	750,000	780,690
Orlando Health, Inc. Series 2016A 10/01/34	5.000%	2,000,000	2,195,340
Revenue Bonds 1st Mortgage-Orlando Lutheran Towers Series 2007 07/01/32	5.500%	350,000	336,700
07/01/38	5.500%	1,750,000	1,649,410
Orange County Industrial Development Authority Revenue Bonds VITAG Florida LLC Project Series 2014 AMT(a)(b) 07/01/36	8.000%	5,000,000	5,109,450
Palm Beach County Health Facilities Authority Revenue Bonds Sinai Residences Boca Raton Series 2014 06/01/49	7.500%	1,250,000	1,472,513
South Lake County Hospital District Revenue Bonds South Lake Hospital, Inc. Series 2010A 04/01/39	6.250%	2,000,000	2,163,860
St. Johns County Industrial Development Authority Refunding Revenue Bonds Bayview Project Series 2007A 10/01/41	5.250%	3,725,000	3,120,954
St. Johns County Industrial Development Authority(e) Refunding Revenue Bonds Glenmoor Project Series 2014A 01/01/49	0.000%	3,206,250	2,179,416
Subordinated Series 2014B 01/01/49	0.000%	1,186,427	12
Waterset North Community Development District Special Assessment Bonds Series 2007A 05/01/39	6.600%	1,810,000	1,764,460

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Westridge Community Development District Special Assessment Bonds Series 2005(e) 05/01/37	0.000%	2,650,000	1,589,868
Total			76,661,463
GEORGIA 2.7%
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010 09/01/40	6.125%	4,500,000	4,911,750
Fulton County Residential Care Facilities for the Elderly Authority Revenue Bonds 1st Mortgage-Lenbrook Project Series 2006A 07/01/29	5.000%	3,000,000	3,001,020
Georgia State Road & Tollway Authority Revenue Bonds I-75 S Expressway Series 2014S(a)(c) 06/01/49	0.000%	9,100,000	5,521,152
Municipal Electric Authority of Georgia Revenue Bonds Series 1991V Escrowed to Maturity 01/01/18	6.600%	365,000	377,041
Rockdale County Development Authority Revenue Bonds Visy Paper Project Series 2007A AMT(b) 01/01/34	6.125%	5,000,000	5,009,500
Savannah Economic Development Authority Refunding Revenue Bonds Marshes Skidaway Island Project Series 2013 01/01/49	7.250%	3,500,000	3,901,520
Total			22,721,983
GUAM 0.6%
Guam Department of Education Certificate of Participation John F. Kennedy High School Series 2010A(d) 12/01/40	6.875%	4,750,000	5,058,845
HAWAII 1.4%
State of Hawaii Department of Budget & Finance Revenue Bonds 15 Craigside Project Series 2009A 11/15/44	9.000%	2,375,000	2,777,016

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hawaii Pacific University Series 2013A 07/01/43	6.875%	2,800,000	3,053,260
State of Hawaii Refunding Unlimited General Obligation Bonds Series 2016FE 10/01/27	5.000%	4,890,000	5,776,900
Total			11,607,176
IDAHO 0.5%
Idaho Health Facilities Authority Revenue Bonds Terraces of Boise Project Series 2014A 10/01/49	8.125%	4,000,000	4,268,800
ILLINOIS 10.2%
Chicago Board of Education Unlimited General Obligation Bonds Project Series 2015C 12/01/39	5.250%	2,000,000	1,577,520
Series 2016B 12/01/46	6.500%	1,500,000	1,417,890
Chicago Park District Limited General Obligation Bonds Series 2015A 01/01/40	5.000%	3,000,000	3,125,130
Series 2016A 01/01/40	5.000%	850,000	893,682
Limited General Obligation Refunding Bonds Limited Tax Series 2014B 01/01/26	5.000%	1,500,000	1,637,130
City of Chicago Wastewater Transmission Refunding Revenue Bonds 2nd Lien Series 2015C 01/01/35	5.000%	1,000,000	1,045,260
City of Chicago Refunding Revenue Bonds Series 2002 01/01/30	5.000%	1,000,000	1,032,170
Refunding Unlimited General Obligation Bonds Series 2005D 01/01/33	5.500%	1,000,000	988,490
Unlimited General Obligation Bonds Project Series 2011A 01/01/40	5.000%	5,000,000	4,650,400
Series 2009C 01/01/40	5.000%	2,500,000	2,325,200
Series 2015A 01/01/39	5.500%	500,000	486,885

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds Project Series 2014A 01/01/33	5.250%	1,000,000	977,660
01/01/35	5.000%	2,000,000	1,879,680
01/01/36	5.000%	4,500,000	4,215,735
Projects Series 2010A 01/01/24	5.000%	2,000,000	1,990,600
Series 2007F 01/01/42	5.500%	1,000,000	969,530
Series 2016C 01/01/38	5.000%	2,500,000	2,333,175
Du Page County Special Service Area No. 31 Special Tax Bonds Monarch Landing Project Series 2006 03/01/36	5.625%	750,000	727,215
Illinois Finance Authority Prerefunded 08/15/19 Revenue Bonds Provena Health Series 2009A 08/15/34	7.750%	40,000	46,389
Silver Cross & Medical Centers Series 2009 08/15/44	7.000%	5,000,000	5,732,800
Prerefunded 11/15/19 Revenue Bonds Riverside Health System Series 2009 11/15/35	6.250%	1,810,000	2,056,178
Refunding Revenue Bonds DePaul University Series 2016A 10/01/34	4.000%	1,500,000	1,481,085
Provena Health Series 2009A 08/15/34	7.750%	3,960,000	4,613,202
Revenue Bonds CHF-Normal LLC-Illinois State University Series 2011 04/01/43	7.000%	3,450,000	3,806,040
Unrefunded Revenue Bonds Riverside Health System Series 2009 11/15/35	6.250%	1,190,000	1,308,607
Illinois Finance Authority(e) Revenue Bonds Leafs Hockey Club Project Series 2007A 03/01/37	0.000%	1,000,000	257,130
Illinois State Toll Highway Authority Senior Revenue Bonds Series 2016B 01/01/37	5.000%	3,500,000	3,787,875

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Pier & Exposition Authority Refunding Revenue Bonds McCormick Place Project Series 2010B-2 06/15/50	5.000%	5,000,000	5,087,450
Northern Illinois Municipal Power Agency Refunding Revenue Bonds Series 2016A 12/01/41	4.000%	5,000,000	4,786,350
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010 06/01/28	6.000%	5,000,000	5,686,250
State of Illinois Unlimited General Obligation Bonds Series 2014 05/01/29	5.000%	3,500,000	3,535,175
Series 2016 01/01/41	5.000%	3,830,000	3,730,420
Village of Annawan Tax Allocation Bonds Patriot Renewable Fuels LLC Project Series 2007 01/01/18	5.625%	1,470,000	1,453,639
Village of Hillside Tax Allocation Bonds Senior Lien-Mannheim Redevelopment Project Series 2008 01/01/28	7.000%	5,240,000	5,435,085
Village of Lincolnshire Special Tax Bonds Sedgebrook Project Series 2004 03/01/34	6.250%	649,000	630,926
Total			85,707,953
IOWA 0.4%
Iowa Finance Authority(e) Refunding Revenue Bonds Deerfield Retirement Community Series 2014 05/15/56	0.000%	401,062	4,203
Iowa Finance Authority(f) Refunding Revenue Bonds Deerfield Retirement Community Series 2014 11/15/46	5.400%	2,138,019	2,031,118
Iowa Student Loan Liquidity Corp. Revenue Bonds Senior Series 2011A-2 AMT(b) 12/01/30	5.850%	1,415,000	1,505,716
Total			3,541,037

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
KANSAS 1.8%
City of Lenexa Revenue Bonds Lakeview Village, Inc. Project Series 2009 05/15/29	7.125%	500,000	535,245
05/15/39	7.250%	1,500,000	1,602,660
City of Manhattan Revenue Bonds Meadowlark Hills Retirement Foundation Series 2007A 05/15/29	5.000%	2,680,000	2,681,420
City of Overland Park Revenue Bonds Prairiefire-Lionsgate Project Series 2012 12/15/32	6.000%	6,000,000	5,301,000
Wyandotte County-Kansas City Unified Government Revenue Bonds Legends Village West Project Series 2006 10/01/28	4.875%	5,055,000	5,055,000
Total			15,175,325
KENTUCKY 0.3%
Kentucky Economic Development Finance Authority Revenue Bonds Louisville Arena Subordinated Series 2008A-1 (AGM) 12/01/38	6.000%	1,150,000	1,204,660
Paducah Electric Plant Board Refunding Revenue Bonds Series 2016A (AGM) 10/01/35	5.000%	1,000,000	1,095,950
Total			2,300,610
LOUISIANA 3.2%
Juban Crossing Economic Development District Refunding Revenue Bonds Drainage Projects Series 2015B 09/15/44	7.000%	750,000	691,650
General Infrastructure Projects Series 2015C 09/15/44	7.000%	2,665,000	2,457,663
Road Projects Series 2015A 09/15/44	7.000%	1,335,000	1,231,137

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2 11/01/35	6.500%	5,000,000	5,663,200
Louisiana Public Facilities Authority Refunding Revenue Bonds Nineteenth Judicial District Series 2015C (AGM) 06/01/42	5.000%	1,000,000	1,069,250
Ochsner Clinic Foundation Series 2016 05/15/34	5.000%	2,100,000	2,262,267
Louisiana Public Facilities Authority(b) Revenue Bonds Impala Warehousing LLC Project Series 2013 AMT 07/01/36	6.500%	5,000,000	5,356,300
Louisiana Pellets, Inc. Project Series 2013 AMT 07/01/39	10.500%	5,000,000	2,675,000
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A 01/01/40	6.500%	5,000,000	5,397,550
Total			26,804,017
MARYLAND 0.4%
Maryland Health & Higher Educational Facilities Authority Refunding Revenue Bonds University of Maryland Medical System Series 2015 07/01/34	5.000%	2,750,000	3,029,977
Resolution Trust Corp. Pass-Through Certificates Series 1993A 12/01/16	8.500%	455,481	455,477
Total			3,485,454
MASSACHUSETTS 2.3%
Massachusetts Development Finance Agency Refunding Revenue Bonds 1st Mortgage-VOA Concord Series 2007 11/01/41	5.200%	1,000,000	959,260
South Shore Hospital Series 2016I 07/01/36	4.000%	750,000	733,028

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds Foxborough Regional Charter School Series 2010A 07/01/42	7.000%	4,200,000	4,605,090
Linden Ponds, Inc. Facility Series 2011A-2 11/15/46	5.500%	279,667	238,139
Massachusetts Development Finance Agency(c) Revenue Bonds Linden Ponds, Inc. Facility Subordinated Series 2011B 11/15/56	0.000%	1,391,019	6,955
Massachusetts Educational Financing Authority(b) Refunding Revenue Bonds Series 2016J AMT 07/01/33	3.500%	6,000,000	5,239,860
Revenue Bonds Education Loan Series 2014-I AMT 01/01/21	5.000%	1,885,000	2,025,904
Series 2008H (AGM) AMT 01/01/30	6.350%	1,400,000	1,462,244
Series 2012J AMT 07/01/21	5.000%	3,000,000	3,240,510
Massachusetts Health & Educational Facilities Authority Prerefunded 07/01/18 Revenue Bonds Boston Medical Center Series 2008 07/01/38	5.250%	525,000	557,445
Total			19,068,435
MICHIGAN 3.3%
Allen Academy Refunding Revenue Bonds Public School Academy Series 2013(e) 06/01/33	0.000%	5,750,000	3,449,367
City of Detroit Sewage Disposal System Refunding Revenue Bonds Senior Lien Series 2012A 07/01/39	5.250%	1,375,000	1,478,744
City of Detroit Water Supply System Revenue Bonds Senior Lien Series 2011A 07/01/41	5.250%	1,445,000	1,537,379
Series 2011C 07/01/41	5.000%	1,025,000	1,079,817
Kalamazoo Hospital Finance Authority Refunding Revenue Bonds Bronson Healthcare Group Series 2016 05/15/36	4.000%	8,000,000	7,675,440

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan Finance Authority Refunding Revenue Bonds Henry Ford Health System Series 2016 11/15/46	4.000%	5,580,000	5,149,224
Series 2014H1 10/01/22	5.000%	1,075,000	1,196,282
Michigan Tobacco Settlement Finance Authority Revenue Bonds Senior Series 2007A 06/01/34	6.000%	1,000,000	947,180
06/01/48	6.000%	6,000,000	5,194,320
Total			27,707,753
MINNESOTA 2.6%
City of Anoka Revenue Bonds Homestead Anoka, Inc. Project Series 2011A 11/01/46	7.000%	4,070,000	4,373,703
City of Blaine Refunding Revenue Bonds Crest View Senior Community Project Series 2015 07/01/45	6.125%	3,500,000	3,586,555
07/01/50	6.125%	1,500,000	1,536,075
City of Brooklyn Center Revenue Bonds Sanctuary Brooklyn Center Project Series 2016 11/01/35	5.500%	2,000,000	1,885,540
City of Brooklyn Center(g) Refunding Revenue Bonds Sanctuary Brooklyn Center Project Series 2017 11/01/35	5.750%	1,500,000	1,456,620
City of Eveleth Refunding Revenue Bonds Arrowhead Senior Living Community Series 2007 10/01/27	5.200%	2,375,000	2,323,676
Dakota County Community Development Agency Revenue Bonds Sanctuary at West St. Paul Project Series 2015 08/01/35	6.000%	2,235,000	2,180,913
Housing & Redevelopment Authority of The City of St. Paul Refunding Revenue Bonds HealthEast Care System Project Series 2015 11/15/40	5.000%	265,000	279,270

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minneapolis/St. Paul Housing Finance Board Revenue Bonds Mortgage-Backed Securities Program-Cityliving Series 2006A-2 (GNMA/FNMA) AMT(b) 12/01/38	5.000%	2,835	2,836
St. Cloud Housing & Redevelopment Authority Revenue Bonds Sanctuary St. Cloud Project Series 2016A 08/01/36	5.250%	2,250,000	2,008,778
St. Cloud Housing & Redevelopment Authority(g) Refunding Revenue Bonds Sanctuary at St. Cloud Project Series 2017 08/01/36	5.500%	2,250,000	2,021,760
Total			21,655,726
MISSISSIPPI 0.3%
County of Lowndes Refunding Revenue Bonds Weyerhaeuser Co. Project Series 1992A 04/01/22	6.800%	1,995,000	2,364,514
Series 1992B 04/01/22	6.700%	230,000	270,544
Total			2,635,058
MISSOURI 2.3%
City of Kansas City Tax Allocation Bonds Kansas City-Maincor Project Series 2007A Escrowed to Maturity 03/01/18	5.250%	500,000	516,800
Shoal Creek Parkway Project Series 2011 06/01/25	6.500%	1,200,000	1,202,268
City of Manchester Refunding Tax Allocation Bonds Highway 141/Manchester Road Project Series 2010 11/01/39	6.875%	5,000,000	5,148,900
Grundy County Industrial Development Authority Revenue Bonds Wright Memorial Hospital Series 2009 09/01/34	6.750%	2,250,000	2,355,165
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds Medical Research-Lutheran Services Series 2016A 02/01/46	5.000%	2,550,000	2,612,016

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A 05/15/45	8.250%	4,500,000	4,995,675
St. Louis County Industrial Development Authority Refunding Revenue Bonds St. Andrews Residence for Seniors Series 2015 12/01/45	5.125%	3,000,000	2,924,820
Total			19,755,644
NEBRASKA 1.7%
Central Plains Energy Project Revenue Bonds Project #3 Series 2012 09/01/42	5.000%	5,000,000	5,333,750
Public Power Generation Agency Refunding Revenue Bonds Whelan Energy Center Unit Series 2015 01/01/28	5.000%	8,000,000	8,970,160
Total			14,303,910
NEVADA 0.9%
City of Sparks Tax Anticipation Revenue Bonds Senior Sales Series 2008A(a) 06/15/28	6.750%	5,000,000	5,166,450
State of Nevada Department of Business & Industry Revenue Bonds Somerset Academy Series 2015A(a) 12/15/45	5.125%	2,515,000	2,377,178
Total			7,543,628
NEW HAMPSHIRE —%
New Hampshire Business Finance Authority Revenue Bonds Pennichuck Water Works, Inc. Project Series 1988 Escrowed to Maturity AMT(b) 07/01/18	7.500%	60,000	63,553
NEW JERSEY 2.9%
City of Atlantic City Unlimited General Obligation Refunding Bonds Tax Appeal Series 2013 12/01/21	5.000%	2,500,000	2,082,550
12/01/24	5.000%	2,095,000	1,741,825

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
12/01/25	5.000%	450,000	373,959
12/01/28	5.000%	270,000	224,073
Middlesex County Improvement Authority(e) Revenue Bonds Heldrich Center Hotel Series 2005C 01/01/37	0.000%	1,250,000	37,175
Subordinated Revenue Bonds Heldrich Center Hotel Series 2005B 01/01/25	0.000%	2,750,000	107,910
01/01/37	0.000%	6,450,000	253,098
New Jersey Building Authority Refunding Revenue Bonds Series 2016A 06/15/30	4.000%	1,000,000	915,380
New Jersey Economic Development Authority Revenue Bonds Provident Group-Rowan Properties LLC Series 2015 01/01/48	5.000%	960,000	972,057
School Facilities Construction Series 2014UU 06/15/40	5.000%	1,500,000	1,481,565
Series 2015WW 06/15/40	5.250%	375,000	378,589
New Jersey Economic Development Authority(b) Revenue Bonds UMM Energy Partners LLC Series 2012A AMT 06/15/43	5.125%	2,000,000	2,044,920
New Jersey Higher Education Student Assistance Authority(b) Revenue Bonds Senior Series 2013-1A AMT 12/01/21	5.000%	1,500,000	1,619,940
Senior Series 2014-1A-1 AMT 12/01/22	5.000%	1,000,000	1,088,240
Subordinated Revenue Bonds Series 2013-1B AMT 12/01/43	4.750%	5,000,000	4,947,450
New Jersey Transportation Trust Fund Authority Revenue Bonds Transportation Program Series 2015AA 06/15/45	5.000%	1,750,000	1,703,275
New Jersey Transportation Trust Fund Authority(c) Revenue Bonds Capital Appreciation Transportation System Series 2006C (AGM) 12/15/32	0.000%	5,000,000	2,399,300

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco Settlement Financing Corp. Revenue Bonds Capital Appreciation Series 2007-1C(c) 06/01/41	0.000%	7,500,000	1,932,000
Total			24,303,306
NEW YORK 4.1%
Brooklyn Arena Local Development Corp. Refunding Revenue Bonds Barclays Center Project Series 2016A 07/15/42	5.000%	550,000	582,235
Build NYC Resource Corp. Revenue Bonds International Leadership Charter School Series 2013 07/01/43	6.000%	4,330,000	3,763,809
Build NYC Resource Corp.(a) Revenue Bonds International Leadership Charter School Series 2016 07/01/46	6.250%	765,000	676,451
Taxable International Leadership Series 2016 07/01/21	5.000%	195,000	191,549
City of New York Unlimited General Obligation Refunding Bonds Series 2015C 08/01/27	5.000%	4,000,000	4,616,160
Glen Cove Local Economic Assistance Corp. Revenue Bonds Garvies Point Series 2016 CABS(f) 01/01/55	0.000%	2,500,000	1,712,725
Jefferson County Industrial Development Agency Revenue Bonds Green Bonds Series 2014 AMT(b) 01/01/24	5.250%	1,620,000	1,519,301
Nassau County Tobacco Settlement Corp. Asset-Backed Revenue Bonds Capital Appreciation Third Series 2006D(c) 06/01/60	0.000%	25,000,000	102,250
New York City Water & Sewer System Refunding Revenue Bonds 2nd General Resolution Series 2015FF 06/15/27	5.000%	2,645,000	3,083,938
Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York Transportation Development Corp.(b) Refunding Revenue Bonds American Airlines, Inc. Series 2016 AMT 08/01/26	5.000%	4,000,000	4,190,680
Revenue Bonds LaGuardia Airport Terminal B Redevelopment Project Series 2016 AMT 07/01/46	4.000%	6,000,000	5,363,940
Port Authority of New York & New Jersey Revenue Bonds 5th Installment-Special Project Series 1996-4 AMT(b) 10/01/19	6.750%	120,000	124,032
Syracuse Industrial Development Agency Refunding Revenue Bonds Carousel Center Project Series 2016 AMT(b) 01/01/35	5.000%	500,000	532,270
Town of Oyster Bay Limited General Obligation Bonds BAN Series 2016C 06/01/18	4.000%	4,685,000	4,699,477
Ulster County Industrial Development Agency Revenue Bonds Series 2007A 09/15/42	6.000%	3,400,000	3,415,504
Total			34,574,321
NORTH CAROLINA 0.5%
Durham Housing Authority Revenue Bonds Magnolia Pointe Apartments Series 2005 AMT(b) 02/01/38	5.650%	3,058,572	3,058,572
North Carolina Medical Care Commission Refunding Revenue Bonds United Methodist Retirement Homes Series 2016 10/01/35	5.000%	1,000,001	1,067,190
Total			4,125,762
NORTH DAKOTA 0.4%
City of Fargo Revenue Bonds Sanford Obligation Group Series 2011 11/01/31	6.250%	2,500,000	2,898,725

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
OHIO 2.3%
Buckeye Tobacco Settlement Financing Authority Asset-Backed Senior Turbo Revenue Bonds Series 2007A-2 06/01/47	5.875%	7,500,000	6,337,275
County of Hamilton Sales Tax Refunding Revenue Bonds Series 2016A 12/01/31	4.000%	1,250,000	1,279,013
County of Lucas Prerefunded 11/01/20 Improvement Revenue Bonds Lutheran Homes Series 2010A 11/01/45	7.000%	5,000,000	5,994,250
County of Scioto Refunding Revenue Bonds Southern Ohio Medical Center Series 2016 02/15/34	5.000%	1,445,000	1,595,135
State of Ohio Revenue Bonds Portsmouth Bypass Project Series 2015 AMT(b) 12/31/39	5.000%	4,100,000	4,313,036
Total			19,518,709
OREGON 1.2%
City of Forest Grove Revenue Bonds Oak Tree Foundation Project Series 2007 03/01/37	5.500%	2,790,000	2,800,518
Cow Creek Band of Umpqua Tribe of Indians Revenue Bonds Series 2006C(a)(d) 10/01/26	5.625%	1,700,000	1,702,261
Hospital Facilities Authority of Multnomah County Refunding Revenue Bonds Mirabella at South Waterfront Series 2014A 10/01/49	5.500%	3,115,000	3,266,576
Warm Springs Reservation Confederated Tribe Revenue Bonds Pelton Round Butte Tribal Series 2009B(d) 11/01/33	6.375%	2,410,000	2,603,740
Total			10,373,095

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
PENNSYLVANIA 4.6%
Allegheny County Higher Education Building Authority Refunding Revenue Bonds Duquesne University Series 2016 03/01/29	5.000%	1,030,000	1,168,751
Dauphin County Industrial Development Authority Revenue Bonds Dauphin Consolidated Water Supply Series 1992A AMT(b) 06/01/24	6.900%	3,200,000	3,859,904
Montgomery County Industrial Development Authority Refunding Revenue Bonds Albert Einstein Healthcare Series 2015 01/15/46	5.250%	1,250,000	1,307,088
Pennsylvania Economic Development Financing Authority Revenue Bonds Philadelphia Biosolids Facility Series 2009 01/01/32	6.250%	3,375,000	3,602,880
Pennsylvania Economic Development Financing Authority(b) Revenue Bonds PA Bridges Finco LP Series 2015 AMT 06/30/42	5.000%	3,050,000	3,119,814
Pennsylvania Higher Educational Facilities Authority Revenue Bonds Shippensburg University Series 2011 10/01/43	6.250%	2,000,000	2,189,520
Pennsylvania Housing Finance Agency Revenue Bonds Series 2013-115A AMT(b) 10/01/33	4.200%	5,000,000	5,115,300
Pennsylvania Industrial Development Authority Prerefunded 07/01/18 Revenue Bonds Economic Development Series 2008 07/01/23	5.500%	295,000	315,110
Pennsylvania Turnpike Commission Revenue Bonds Series 2014C 12/01/44	5.000%	3,000,000	3,255,030
Subordinated Refunding Revenue Bonds Series 2015A-1 12/01/28	5.000%	3,300,000	3,684,120
Philadelphia Authority for Industrial Development Revenue Bonds 1st Philadelphia Preparatory Charter School Series 2014 06/15/33	7.000%	1,870,000	2,102,535

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Philadelphia Gas Works Co. Refunding Revenue Bonds 1998 General Ordinance 14th Series 2016 10/01/37	4.000%	500,000	497,875
State Public School Building Authority Refunding Revenue Bonds Philadelphia School District Series 2015 06/01/25	5.000%	8,000,000	8,743,680
Total			38,961,607
PUERTO RICO 3.1%
Commonwealth of Puerto Rico(d)(e) Unlimited General Obligation Bonds Series 2014A 07/01/35	0.000%	7,000,000	4,917,500
Unlimited General Obligation Refunding Bonds Public Improvement Series 2012A 07/01/41	0.000%	2,000,000	1,287,500
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds Senior Lien Series 2012A(d) 07/01/42	5.250%	2,525,000	1,876,782
Puerto Rico Electric Power Authority(d) Refunding Revenue Bonds Series 2010ZZ 07/01/25	5.250%	2,000,000	1,298,800
Revenue Bonds Series 2013A 07/01/36	6.750%	1,000,000	650,290
07/01/43	7.000%	6,570,000	4,271,551
Puerto Rico Highways & Transportation Authority Refunding Revenue Bonds Series 2007N(d)(e) 07/01/21	0.000%	760,000	212,800
Puerto Rico Industrial Tourist Educational, Medical & Environmental Control Facilities Financing Authority Revenue Bonds Cogen Facilities AES Puerto Rico Project Series 2000 AMT(b)(d) 06/01/26	6.625%	5,820,000	5,301,903
Puerto Rico Sales Tax Financing Corp.(d) Revenue Bonds Senior Lien Series 2011C 08/01/40	5.250%	1,885,000	1,331,602
08/01/46	5.000%	2,000,000	1,407,620
Subordinated Revenue Bonds 1st Series 2009B 08/01/44	6.500%	1,000,000	528,760
1st Series 2010A 08/01/39	5.375%	5,155,000	2,620,235

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
1st Series 2010C 08/01/41	5.250%	1,000,000	501,500
Total			26,206,843
RHODE ISLAND 0.3%
Rhode Island Student Loan Authority Revenue Bonds Series 2016A AMT(b) 12/01/27	3.125%	2,675,000	2,435,775
SOUTH CAROLINA 1.0%
South Carolina Jobs-Economic Development Authority Refunding Revenue Bonds 1st Mortgage-Lutheran Homes Series 2007 05/01/28	5.500%	2,300,000	2,211,289
Revenue Bonds Lutheran Homes of South Carolina, Inc. Obligation Group Series 2013 05/01/43	5.000%	750,000	714,487
05/01/48	5.125%	1,500,000	1,462,440
York Preparatory Academy Project Series 2014A 11/01/45	7.250%	4,000,000	4,274,880
Total			8,663,096
TENNESSEE 0.1%
Shelby County Health Educational & Housing Facilities Board Prerefunded 12/01/16 Revenue Bonds Village at Germantown, Inc. Series 2006 12/01/34	6.250%	450,000	450,068
TEXAS 7.8%
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B 04/01/45	6.125%	5,000,000	5,514,050
Central Texas Regional Mobility Authority Prerefunded 01/01/21 Subordinated Revenue Bonds Lien Series 2011 01/01/41	6.750%	5,000,000	5,948,950
Central Texas Turnpike System Refunding Revenue Bonds Series 2015B 08/15/37	5.000%	5,000,000	5,449,700
City of Houston Airport System Refunding Revenue Bonds Special Facilities — United Airlines Series 2011A AMT(b) 07/15/38	6.625%	4,000,000	4,474,040

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clifton Higher Education Finance Corp. Revenue Bonds International Leadership of Texas Series 2015 08/15/45	5.750%	5,500,000	5,510,670
Deaf Smith County Hospital District Limited General Obligation Bonds Series 2010A 03/01/40	6.500%	4,000,000	4,313,240
Gulf Coast Industrial Development Authority Revenue Bonds Citgo Petroleum Project Series 1998 AMT(b) 04/01/28	8.000%	875,000	876,321
La Vernia Higher Education Finance Corp. Prerefunded 08/15/19 Revenue Bonds Kipp, Inc. Series 2009A 08/15/29	6.000%	1,000,000	1,117,840
08/15/39	6.250%	1,500,000	1,686,675
Mission Economic Development Corp. Revenue Bonds Senior Lien — Natgasoline Project Series 2016 AMT(a)(b) 10/01/31	5.750%	4,500,000	4,695,570
Mission Economic Development Corp Revenue Bonds Dallas Clean Energy McCommas Series 2011 AMT(b) 12/01/24	6.875%	5,000,000	5,094,950
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds CHF — Collegiate Housing Corpus Christi Series 2016 04/01/48	5.000%	1,000,000	1,011,090
Cardinal Bay, Inc. — Village on the Park Series 2016 07/01/46	5.000%	700,000	725,879
Pharr Higher Education Finance Authority Prerefunded 08/15/19 Revenue Bonds IDEA Public Schools Series 2009 08/15/39	6.500%	2,470,000	2,783,863
Unrefunded Revenue Bonds IDEA Public Schools Series 2009 08/15/39	6.500%	530,000	574,854
Pottsboro Higher Education Finance Corp. Revenue Bonds Series 2016A 08/15/46	5.000%	1,000,000	887,620

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Red River Health Facilities Development Corp. Revenue Bonds MRC Crossings Project Series 2014A 11/15/49	8.000%	2,000,000	2,279,420
Sanger Industrial Development Corp. Revenue Bonds Texas Pellets Project Series 2012B AMT(b) 07/01/38	8.000%	4,950,000	2,227,450
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds Air Force Villages, Inc. Obligation Series 2009 11/15/44	6.375%	4,250,000	4,820,860
CC Young Memorial Home Series 2009A 02/15/38	8.000%	4,000,000	4,342,920
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds Series 2012 12/15/32	5.000%	1,250,000	1,298,788
Total			65,634,750
VIRGIN ISLANDS 0.2%
Virgin Islands Water & Power Authority — Electric System Refunding Revenue Bonds Series 2012A(d) 07/01/21	4.000%	2,170,000	1,963,546
VIRGINIA 3.0%
Alexandria Industrial Development Authority Refunding Revenue Bonds Goodwin House, Inc. Series 2015 10/01/45	5.000%	5,725,000	6,042,566
10/01/50	5.000%	2,275,000	2,399,465
City of Chesapeake Expressway Toll Road Refunding Revenue Bonds Transportation System Series 2012(c) 07/15/40	0.000%	7,530,000	5,546,071
Mosaic District Community Development Authority Special Assessment Bonds Series 2011A 03/01/36	6.875%	2,500,000	2,764,950
Tobacco Settlement Financing Corp. Revenue Bonds Senior Series 2007-B1 06/01/47	5.000%	10,000,000	8,075,000
Total			24,828,052

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
WASHINGTON 2.3%
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds Series 2012A 09/01/42	5.500%	2,150,000	2,187,947
King County Public Hospital District No. 4 Revenue Bonds Series 2015A 12/01/35	6.000%	1,250,000	1,188,625
12/01/45	6.250%	2,500,000	2,369,100
Port of Seattle Industrial Development Corp. Refunding Revenue Bonds Special Facilities Delta Air Lines, Inc. Series 2012 AMT(b) 04/01/30	5.000%	2,500,000	2,584,100
Tacoma Consolidated Local Improvement Districts Special Assessment Bonds No. 65 Series 2013 04/01/43	5.750%	2,190,000	1,998,025
Washington State Housing Finance Commission Refunding Revenue Bonds Nonprofit Housing-Mirabella Series 2012 10/01/47	6.750%	5,000,000	5,260,200
Revenue Bonds Heron's Key Series 2015A 07/01/50	7.000%	2,100,000	2,128,854
Washington State Housing Finance Commission(a) Refunding Revenue Bonds Bayview Manor Homes Series 2016A 07/01/51	5.000%	2,150,000	2,031,901
Total			19,748,752
WISCONSIN 1.2%
Public Finance Authority Revenue Bonds FFAH North Carolina and Missouri Portfolio Series 2015A 12/01/50	5.150%	3,220,000	3,223,671
Public Finance Authority(a) Revenue Bonds North Carolina Charter Educational Foundation Project Series 2016 06/15/46	5.000%	5,000,000	4,215,150
Public Finance Authority(b) Refunding Revenue Bonds Celanese Project Series 2016C AMT 11/01/30	4.300%	2,000,000	1,945,780

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Waste Management, Inc. Project Series 2016 AMT 05/01/27	2.875%	630,000	582,807
Wisconsin Health & Educational Facilities Authority Unrefunded Revenue Bonds Medical College of Wisconsin Series 2008A 12/01/35	5.250%	475,000	502,369
Total			10,469,777
Total Municipal Bonds (Cost: $806,403,321)			804,747,585
Municipal Preferred Stocks 0.1%
MARYLAND 0.1%
Munimae TE Bond Subsidiary LLC AMT(a)(b) 06/30/49	5.800%	1,000,000	1,023,920
Total Municipal Preferred Stocks (Cost: $1,000,000)			1,023,920
Municipal Short Term 1.0%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
ILLINOIS 0.5%
State of Illinois Unlimited General Obligation Notes Series 2016 01/01/17	1.090%	4,600,000	4,615,371
NEW JERSEY 0.5%
City of Newark Unlimited General Obligation Notes TAN Series 2016A 02/15/17	1.850%	4,000,000	4,005,160
Total Municipal Short Term (Cost: $8,619,342)			8,620,531
Total Investments (Cost: $816,022,663)			814,392,036
Other Assets & Liabilities, Net			28,582,922
Net Assets			842,974,958

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

COLUMBIA HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Notes to Portfolio of Investments

(a)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At November 30, 2016, the value of these securities amounted to $56,245,918 or 6.67% of net assets.

(b)  Income from this security may be subject to alternative minimum tax.

(c)  Zero coupon bond.

(d)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At November 30, 2016, the value of these securities amounted to $38,434,725 or 4.56% of net assets.

(e)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2016, the value of these securities amounted to $14,980,760, which represents 1.78% of net assets.

(f)  Variable rate security.

(g)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

BAN  Bond Anticipation Note

FNMA  Federal National Mortgage Association

GNMA  Government National Mortgage Association

SGI  Syncora Guarantee, Inc.

TAN  Tax Anticipation Note

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Fair Value Measurements (continued)

these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	804,747,585	—	804,747,585
Municipal Preferred Stocks	—	1,023,920	—	1,023,920
Municipal Short Term	—	8,620,531	—	8,620,531
Total Investments	—	814,392,036	—	814,392,036

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA HIGH YIELD MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2016 (Unaudited)

Assets
Investments, at value (identified cost $816,022,663)	$814,392,036
Cash	11,457,887
Receivable for:
Investments sold	9,404,624
Capital shares sold	2,086,459
Interest	14,255,929
Expense reimbursement due from Investment Manager	1,302
Prepaid expenses	5,962
Trustees' deferred compensation plan	81,557
Other assets	35,952
Total assets	851,721,708
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	3,750,000
Capital shares purchased	1,648,196
Dividend distributions to shareholders	3,115,923
Management services fees	12,454
Distribution and/or service fees	2,299
Transfer agent fees	95,496
Compensation of board members	1,764
Chief compliance officer expenses	78
Other expenses	38,983
Trustees' deferred compensation plan	81,557
Total liabilities	8,746,750
Net assets applicable to outstanding capital stock	$842,974,958
Represented by
Paid-in capital	$904,239,975
Undistributed net investment income	6,202,830
Accumulated net realized loss	(65,837,220)
Unrealized appreciation (depreciation) on:
Investments	(1,630,627)
Total — representing net assets applicable to outstanding capital stock	$842,974,958

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
21

COLUMBIA HIGH YIELD MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2016 (Unaudited)

Class A
Net assets	$165,040,331
Shares outstanding	15,944,220
Net asset value per share	$10.35
Maximum offering price per share(a)	$10.67
Class B
Net assets	$350,915
Shares outstanding	33,907
Net asset value per share	$10.35
Class C
Net assets	$59,180,141
Shares outstanding	5,718,407
Net asset value per share	$10.35
Class R4
Net assets	$1,940,488
Shares outstanding	187,241
Net asset value per share	$10.36
Class R5
Net assets	$4,865,907
Shares outstanding	470,396
Net asset value per share	$10.34
Class Z
Net assets	$611,597,176
Shares outstanding	59,084,474
Net asset value per share	$10.35

(a)  The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
22

COLUMBIA HIGH YIELD MUNICIPAL FUND

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2016 (Unaudited)

Net investment income
Income:
Dividends	$10,723
Interest	23,145,540
Total income	23,156,263
Expenses:
Management services fees	2,518,563
Distribution and/or service fees
Class A	196,000
Class B	1,779
Class C	306,181
Transfer agent fees
Class A	156,931
Class B	300
Class C	51,474
Class R4	2,633
Class R5	1,832
Class Z	532,338
Compensation of board members	20,492
Custodian fees	4,200
Printing and postage fees	21,556
Registration fees	65,721
Audit fees	15,249
Legal fees	13,166
Chief compliance officer expenses	218
Other	16,219
Total expenses	3,924,852
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(322,334)
Fees waived by Distributor — Class C	(32,309)
Expense reductions	(400)
Total net expenses	3,569,809
Net investment income	19,586,454
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	7,472,132
Net realized gain	7,472,132
Net change in unrealized appreciation (depreciation) on:
Investments	(53,733,808)
Net change in unrealized depreciation	(53,733,808)
Net realized and unrealized loss	(46,261,676)
Net decrease in net assets from operations	$(26,675,222)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
23

COLUMBIA HIGH YIELD MUNICIPAL FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
Operations
Net investment income	$19,586,454	$39,122,835
Net realized gain	7,472,132	6,703,655
Net change in unrealized appreciation (depreciation)	(53,733,808)	8,563,697
Net increase (decrease) in net assets resulting from operations	(26,675,222)	54,390,187
Distributions to shareholders
Net investment income
Class A	(3,985,393)	(6,659,083)
Class B	(6,216)	(16,117)
Class C	(1,101,554)	(1,550,533)
Class R4	(69,514)	(174,625)
Class R5	(158,142)	(298,416)
Class Z	(14,207,991)	(30,016,673)
Total distributions to shareholders	(19,528,810)	(38,715,447)
Increase (decrease) in net assets from capital stock activity	(46,792,559)	63,139,825
Total increase (decrease) in net assets	(92,996,591)	78,814,565
Net assets at beginning of period	935,971,549	857,156,984
Net assets at end of period	$842,974,958	$935,971,549
Undistributed net investment income	$6,202,830	$6,145,186

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
24

COLUMBIA HIGH YIELD MUNICIPAL FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	4,531,862	49,861,537	9,497,720	102,169,905
Distributions reinvested	329,901	3,597,576	557,693	5,997,009
Redemptions	(6,368,889)	(69,252,688)	(6,652,755)	(71,278,715)
Net increase (decrease)	(1,507,126)	(15,793,575)	3,402,658	36,888,199
Class B shares
Subscriptions	30	332	2,359	25,076
Distributions reinvested	199	2,168	532	5,713
Redemptions(a)	(1,320)	(14,587)	(18,932)	(202,354)
Net decrease	(1,091)	(12,087)	(16,041)	(171,565)
Class C shares
Subscriptions	952,593	10,464,374	2,941,111	31,667,069
Distributions reinvested	90,593	986,747	122,791	1,320,888
Redemptions	(842,354)	(9,060,931)	(587,907)	(6,302,634)
Net increase	200,832	2,390,190	2,475,995	26,685,323
Class R4 shares
Subscriptions	81,387	898,169	321,870	3,446,632
Distributions reinvested	6,331	69,225	16,168	174,147
Redemptions	(322,512)	(3,511,596)	(309,403)	(3,295,468)
Net increase (decrease)	(234,794)	(2,544,202)	28,635	325,311
Class R5 shares
Subscriptions	75,061	819,183	902,960	9,659,184
Distributions reinvested	14,446	157,908	27,670	297,378
Redemptions	(346,258)	(3,770,365)	(567,183)	(6,059,468)
Net increase (decrease)	(256,751)	(2,793,274)	363,447	3,897,094
Class Z shares
Subscriptions	4,025,451	44,175,585	13,430,368	144,231,439
Distributions reinvested	376,463	4,102,954	625,211	6,719,777
Redemptions	(7,014,444)	(76,318,150)	(14,482,989)	(155,435,753)
Net decrease	(2,612,530)	(28,039,611)	(427,410)	(4,484,537)
Total net increase (decrease)	(4,411,460)	(46,792,559)	5,827,284	63,139,825

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
25

COLUMBIA HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended June 30,
Class A	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$10.90		$10.71		$10.56		$10.72		$10.49		$9.60		$9.77
Income from investment operations:
Net investment income	0.22		0.47		0.47		0.49		0.45		0.45		0.53
Net realized and unrealized gain (loss)	(0.55)		0.19		0.15		(0.16)		0.22		0.88		(0.19)
Total from investment operations	(0.33)		0.66		0.62		0.33		0.67		1.33		0.34
Less distributions to shareholders:
Net investment income	(0.22)		(0.47)		(0.47)		(0.49)		(0.44)		(0.44)		(0.51)
Total distributions to shareholders	(0.22)		(0.47)		(0.47)		(0.49)		(0.44)		(0.44)		(0.51)
Net asset value, end of period	$10.35		$10.90		$10.71		$10.56		$10.72		$10.49		$9.60
Total return	(3.09%)		6.27%		5.97%		3.35%		6.44%		14.19%		3.63%
Ratios to average net assets(b)
Total gross expenses	0.93	%(c)	0.95%		0.95%		0.95%		0.96%		0.96	%(c)	0.91%
Total net expenses(d)	0.86	%(c)(e)	0.86	%(e)	0.86	%(e)	0.86	%(e)	0.85	%(e)	0.80	%(c)(e)	0.85	%(e)
Net investment income	4.07	%(c)	4.33%		4.44%		4.87%		4.17%		4.92	%(c)	5.46%
Supplemental data
Net assets, end of period (in thousands)	$165,040		$190,262		$150,483		$123,890		$91,422		$93,456		$63,669
Portfolio turnover	10%		10%		7%		12%		9%		9%		23%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
26

COLUMBIA HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended June 30,
Class B	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$10.90		$10.71		$10.56		$10.72		$10.49		$9.60		$9.77
Income from investment operations:
Net investment income	0.18		0.39		0.39		0.42		0.37		0.39		0.46
Net realized and unrealized gain (loss)	(0.55)		0.18		0.15		(0.17)		0.22		0.87		(0.19)
Total from investment operations	(0.37)		0.57		0.54		0.25		0.59		1.26		0.27
Less distributions to shareholders:
Net investment income	(0.18)		(0.38)		(0.39)		(0.41)		(0.36)		(0.37)		(0.44)
Total distributions to shareholders	(0.18)		(0.38)		(0.39)		(0.41)		(0.36)		(0.37)		(0.44)
Net asset value, end of period	$10.35		$10.90		$10.71		$10.56		$10.72		$10.49		$9.60
Total return	(3.45%)		5.48%		5.19%		2.59%		5.65%		13.41%		2.85%
Ratios to average net assets(b)
Total gross expenses	1.68	%(c)	1.70%		1.70%		1.71%		1.70%		1.72	%(c)	1.65%
Total net expenses(d)	1.61	%(c)(e)	1.61	%(e)	1.61	%(e)	1.62	%(e)	1.60	%(e)	1.55	%(c)(e)	1.60	%(e)
Net investment income	3.32	%(c)	3.62%		3.70%		4.13%		3.41%		4.24	%(c)	4.69%
Supplemental data
Net assets, end of period (in thousands)	$351		$382		$547		$774		$1,217		$2,142		$3,052
Portfolio turnover	10%		10%		7%		12%		9%		9%		23%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
27

COLUMBIA HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended June 30,
Class C	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$10.90		$10.71		$10.56		$10.72		$10.49		$9.60		$9.77
Income from investment operations:
Net investment income	0.19		0.40		0.40		0.43		0.38		0.40		0.48
Net realized and unrealized gain (loss)	(0.55)		0.19		0.15		(0.16)		0.22		0.88		(0.20)
Total from investment operations	(0.36)		0.59		0.55		0.27		0.60		1.28		0.28
Less distributions to shareholders:
Net investment income	(0.19)		(0.40)		(0.40)		(0.43)		(0.37)		(0.39)		(0.45)
Total distributions to shareholders	(0.19)		(0.40)		(0.40)		(0.43)		(0.37)		(0.39)		(0.45)
Net asset value, end of period	$10.35		$10.90		$10.71		$10.56		$10.72		$10.49		$9.60
Total return	(3.40%)		5.58%		5.31%		2.73%		5.81%		13.56%		3.01%
Ratios to average net assets(b)
Total gross expenses	1.68	%(c)	1.70%		1.70%		1.70%		1.71%		1.71	%(c)	1.66%
Total net expenses(d)	1.51	%(c)(e)	1.51	%(e)	1.49	%(e)	1.46	%(e)	1.45	%(e)	1.40	%(c)(e)	1.45	%(e)
Net investment income	3.42	%(c)	3.67%		3.79%		4.26%		3.57%		4.30	%(c)	4.88%
Supplemental data
Net assets, end of period (in thousands)	$59,180		$60,144		$32,575		$19,946		$14,684		$12,525		$8,509
Portfolio turnover	10%		10%		7%		12%		9%		9%		23%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
28

COLUMBIA HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class R4	(Unaudited)		2016		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$10.92		$10.72		$10.57		$10.73		$10.77
Income from investment operations:
Net investment income	0.23		0.49		0.49		0.52		0.10
Net realized and unrealized gain (loss)	(0.56)		0.20		0.15		(0.18)		(0.05	)(b)
Total from investment operations	(0.33)		0.69		0.64		0.34		0.05
Less distributions to shareholders:
Net investment income	(0.23)		(0.49)		(0.49)		(0.50)		(0.09)
Total distributions to shareholders	(0.23)		(0.49)		(0.49)		(0.50)		(0.09)
Net asset value, end of period	$10.36		$10.92		$10.72		$10.57		$10.73
Total return	(3.07%)		6.58%		6.18%		3.53%		0.50%
Ratios to average net assets(c)
Total gross expenses	0.73	%(d)	0.75%		0.76%		0.76%		0.71	%(d)
Total net expenses(e)	0.66	%(d)(f)	0.66	%(f)	0.66	%(f)	0.65	%(f)	0.68	%(d)
Net investment income	4.25	%(d)	4.52%		4.65%		5.09%		4.54	%(d)
Supplemental data
Net assets, end of period (in thousands)	$1,940		$4,607		$4,218		$2,476		$3
Portfolio turnover	10%		10%		7%		12%		9%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
29

COLUMBIA HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class R5	(Unaudited)		2016	2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$10.90		$10.70	$10.55	$10.71	$10.75
Income from investment operations:
Net investment income	0.24		0.50	0.50	0.52	0.28
Net realized and unrealized gain (loss)	(0.56)		0.20	0.15	(0.17)	(0.06	)(b)
Total from investment operations	(0.32)		0.70	0.65	0.35	0.22
Less distributions to shareholders:
Net investment income	(0.24)		(0.50)	(0.50)	(0.51)	(0.26)
Total distributions to shareholders	(0.24)		(0.50)	(0.50)	(0.51)	(0.26)
Net asset value, end of period	$10.34		$10.90	$10.70	$10.55	$10.71
Total return	(3.04%)		6.67%	6.27%	3.64%	2.05%
Ratios to average net assets(c)
Total gross expenses	0.62	%(d)	0.62%	0.61%	0.63%	0.61	%(d)
Total net expenses(e)	0.57	%(d)	0.57%	0.58%	0.57%	0.61	%(d)
Net investment income	4.32	%(d)	4.62%	4.67%	5.21%	4.76	%(d)
Supplemental data
Net assets, end of period (in thousands)	$4,866		$7,922	$3,893	$7,807	$509
Portfolio turnover	10%		10%	7%	12%	9%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
30

COLUMBIA HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended June 30,
Class Z	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$10.90		$10.71		$10.56		$10.72		$10.49		$9.60		$9.77
Income from investment operations:
Net investment income	0.23		0.49		0.49		0.51		0.47		0.47		0.55
Net realized and unrealized gain (loss)	(0.55)		0.19		0.15		(0.16)		0.22		0.88		(0.19)
Total from investment operations	(0.32)		0.68		0.64		0.35		0.69		1.35		0.36
Less distributions to shareholders:
Net investment income	(0.23)		(0.49)		(0.49)		(0.51)		(0.46)		(0.46)		(0.53)
Total distributions to shareholders	(0.23)		(0.49)		(0.49)		(0.51)		(0.46)		(0.46)		(0.53)
Net asset value, end of period	$10.35		$10.90		$10.71		$10.56		$10.72		$10.49		$9.60
Total return	(2.99%)		6.48%		6.19%		3.56%		6.65%		14.39%		3.82%
Ratios to average net assets(b)
Total gross expenses	0.73	%(c)	0.75%		0.75%		0.75%		0.76%		0.76	%(c)	0.71%
Total net expenses(d)	0.66	%(c)(e)	0.66	%(e)	0.66	%(e)	0.67	%(e)	0.65	%(e)	0.60	%(c)(e)	0.65	%(e)
Net investment income	4.27	%(c)	4.55%		4.64%		5.07%		4.37%		5.12	%(c)	5.68%
Supplemental data
Net assets, end of period (in thousands)	$611,597		$672,655		$665,442		$605,931		$849,332		$830,124		$641,387
Portfolio turnover	10%		10%		7%		12%		9%		9%		23%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
31

COLUMBIA HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

November 30, 2016 (Unaudited)

Note 1. Organization

Columbia High Yield Municipal Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. In addition, Class A shares purchased on or after February 19, 2015 are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted

Semiannual Report 2016
32

COLUMBIA HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Semiannual Report 2016
33

COLUMBIA HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.54% to 0.34% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2016 was 0.54% of the Fund's average daily net assets.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to Class R5 shares. Prior to January 1, 2017, total

Semiannual Report 2016
34

COLUMBIA HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

transfer agency fees for Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended November 30, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.16%
Class B	0.16
Class C	0.16
Class R4	0.16
Class R5	0.05
Class Z	0.16

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2016, these minimum account balance fees reduced total expenses of the Fund by $400.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund, respectively.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.65% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $153,752 for Class A and $4,561 for Class C shares for the six months ended November 30, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	October 1, 2016 Through September 30, 2017	Prior to October 1, 2016
Class A	0.86%	0.86%
Class B	1.61	1.61
Class C	1.61	1.61
Class R4	0.66	0.66
Class R5	0.58	0.57
Class Z	0.66	0.66

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees

Semiannual Report 2016
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COLUMBIA HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2016, the cost of investments for federal income tax purposes was approximately $816,023,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$41,194,000
Unrealized depreciation	(42,825,000)
Net unrealized depreciation	$(1,631,000)

The following capital loss carryforwards, determined as of May 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	17,741,445
2018	35,721,468
2019	4,244,605
No expiration — short-term	2,054,931
No expiration — long-term	12,309,002
Total	72,071,451

Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $87,535,175 and $122,436,832, respectively, for the six months ended November 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended November 30, 2016.

Note 7. Significant Risks

Shareholder Concentration Risk

At November 30, 2016, one unaffiliated shareholder of record owned 50.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 11.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid

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COLUMBIA HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

High-Yield Investments Risk

Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments,

Semiannual Report 2016
37

COLUMBIA HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
38

COLUMBIA HIGH YIELD MUNICIPAL FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT
AGREEMENT

On June 10, 2016, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia High Yield Municipal Fund (the Fund), a series of the Trust. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement.

In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 8, 2016, April 27, 2016 and June 9, 2016 and at Board meetings held on March 9, 2016 and June 10, 2016. In addition, the Board considers matters bearing on the Management Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2016, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 10, 2016, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's management fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund through September 30, 2017 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•  The terms and conditions of the Management Agreement;

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

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COLUMBIA HIGH YIELD MUNICIPAL FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT
AGREEMENT (continued)

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Management Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons.

The Committee and the Board noted that, through December 31, 2015, the Fund's performance was in the thirty-third, twenty-second and forty-second percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.

Semiannual Report 2016
40

COLUMBIA HIGH YIELD MUNICIPAL FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT
AGREEMENT (continued)

Investment Management Fee Rates and Other Expenses

The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund's management fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2015, the Fund's actual management fee and net total expense ratio are ranked in the second and third quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services provided to comparable unaffiliated funds. In evaluating the Fund's management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2015 to profitability levels realized in 2014. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The

Semiannual Report 2016
41

COLUMBIA HIGH YIELD MUNICIPAL FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT
AGREEMENT (continued)

Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.

Semiannual Report 2016
42

COLUMBIA HIGH YIELD MUNICIPAL FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
43

Columbia High Yield Municipal Fund

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2017 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR161_05_G01_(01/17)

SEMIANNUAL REPORT

November 30, 2016

COLUMBIA ADAPTIVE RISK ALLOCATION FUND

PRESIDENT'S MESSAGE

Dear Shareholders,

While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the president-elect over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.

While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom's vote to exit the European Union (Brexit), speculation around the Federal Reserve's decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?

Position your portfolio for the reality of market volatility

That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.

Step 1: Review your investment goals

Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what's important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can't control — volatility, and focus on what you can — your investment goals and strategies.

Step 2: Reassess your risk tolerance

Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.

Step 3: Remain calm and focus on your long-term plan

Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.

As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA ADAPTIVE RISK ALLOCATION FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	15
Statement of Operations	18
Statement of Changes in Net Assets	19
Financial Highlights	21
Notes to Financial Statements	30
Board Consideration and Approval of Management Agreement	45
Important Information About This Report	49

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA ADAPTIVE RISK ALLOCATION FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Adaptive Risk Allocation Fund (the Fund) Class A shares returned 2.40% excluding sales charges for the six-month period that ended November 30, 2016.

■  During the same time period, the Fund outperformed both its Blended Benchmark, which returned 1.11%, and the Citi Three-Month U.S. Treasury Bill Index, which returned 0.14%.

Average Annual Total Returns (%) (for period ended November 30, 2016)

	Inception	6 Months Cumulative	1 Year	Life
Class A	06/19/12
Excluding sales charges		2.40	5.79	3.16
Including sales charges		-3.48	-0.32	1.79
Class C	06/19/12
Excluding sales charges		1.95	4.97	2.37
Including sales charges		0.95	3.97	2.37
Class K	06/19/12	2.39	5.77	3.23
Class R	06/19/12	2.22	5.41	2.89
Class R4 *	10/01/14	2.48	5.96	3.28
Class R5	06/19/12	2.48	6.05	3.48
Class W	06/19/12	2.40	5.67	3.18
Class Y *	10/01/14	2.57	6.15	3.34
Class Z	06/19/12	2.48	6.07	3.42
Blended Benchmark		1.11	3.91	5.51
Citi Three-Month U.S. Treasury Bill Index		0.14	0.25	0.09

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The Blended Benchmark, a weighted custom composite established by the Investment Manager, consists of a 60% weighting of the MSCI ACWI All Cap Index (Net) and a 40% weighting of the Bloomberg Barclays Global Aggregate Index. The MSCI ACWI All Cap Index captures large, mid, small and micro-cap representation across 23 developed markets countries and large, mid and small cap representation across 23 emerging markets countries. The Bloomberg Barclays Global Aggregate Index is a broad-based benchmark that measures the global investment-grade fixed-rate debt markets.

The Citi Three-Month U.S. Treasury Bill Index is an unmanaged index that represents the performance of three-month Treasury bills and reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI All Cap Index (Net), which reflects reinvested dividends net of withholding taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
2

COLUMBIA ADAPTIVE RISK ALLOCATION FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Breakdown (%) (at November 30, 2016)
Alternative Investment Funds	12.6
Equity Funds	7.4
Exchange-Traded Funds	2.4
Foreign Government Obligations	6.5
Inflation-Indexed Bonds	20.4
Money Market Funds	43.7
Options Purchased Puts	0.0	(a)
Residential Mortgage-Backed Securities — Agency	6.8
U.S. Treasury Obligations	0.2
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Market Exposure By Asset Class Categories (%)(a) (at November 30, 2016)
Equity Assets	41.8
Inflation-Hedging Assets	25.9
Spread Assets	49.6
Interest Rate Assets	35.8

(a) Percentages are based upon net assets. The percentages do not equal 100% due to the effects of leverage within the Fund's portfolio. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. The Fund's portfolio composition and its market exposure are subject to change. Inflation-Hedging Assets may include, but are not limited to, direct or indirect investments in commodity-related investments, including certain types of commodities-linked derivatives and notes, and U.S. and non-U.S. inflation-linked bonds. Interest Rate Assets generally include fixed-income securities issued by U.S. and non-U.S. governments. Spread Assets generally include any other fixed-income securities.

Portfolio Management

Jeffrey Knight, CFA

Orhan Imer, Ph.D., CFA

Joshua Kutin, CFA

Toby Nangle

Beth Vanney, CFA

Semiannual Report 2016
3

COLUMBIA ADAPTIVE RISK ALLOCATION FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2016 – November 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,024.00	1,019.95	5.18	5.16	1.02
Class C	1,000.00	1,000.00	1,019.50	1,016.19	8.96	8.95	1.77
Class K	1,000.00	1,000.00	1,023.90	1,020.16	4.97	4.96	0.98
Class R	1,000.00	1,000.00	1,022.20	1,018.70	6.44	6.43	1.27
Class R4	1,000.00	1,000.00	1,024.80	1,021.21	3.91	3.90	0.77
Class R5	1,000.00	1,000.00	1,024.80	1,021.41	3.71	3.70	0.73
Class W	1,000.00	1,000.00	1,024.00	1,019.95	5.18	5.16	1.02
Class Y	1,000.00	1,000.00	1,025.70	1,021.86	3.25	3.24	0.64
Class Z	1,000.00	1,000.00	1,024.80	1,021.21	3.91	3.90	0.77

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2016
4

COLUMBIA ADAPTIVE RISK ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

November 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 6.1%

	Shares	Value ($)
GLOBAL REAL ESTATE 6.1%
Columbia Real Estate Equity Fund, Class I Shares(a)	5,358,290	80,963,768
Total Equity Funds (Cost: $83,985,796)		80,963,768

Alternative Investment Funds 10.2%

Columbia Commodity Strategy Fund, Class I Shares(a)(b)	24,603,032	136,546,825
Total Alternative Investment Funds (Cost: $133,745,655)		136,546,825

Exchange-Traded Funds 2.0%

iShares MSCI Canada ETF	582,875	15,160,579
iShares US Real Estate ETF	147,650	11,051,602
Total Exchange-Traded Funds (Cost: $26,131,956)		26,212,181

Residential Mortgage-Backed Securities —
Agency 5.5%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c) 12/19/31	2.500%	6,675,000	6,704,203
12/13/46	3.500%	20,800,000	21,361,438
12/13/46	4.000%	10,700,000	11,271,781
12/13/46	4.500%	4,750,000	5,123,970
12/13/46	5.000%	9,600,000	10,518,323
Government National Mortgage Association(c) 12/21/2046- 12/21/2046	3.500%	17,800,000	18,544,460
Total Residential Mortgage-Backed Securities — Agency (Cost: $74,231,838)			73,524,175

Inflation-Indexed Bonds(d) 16.6%

FRANCE 1.3%
French Republic Government Bond OAT(e) 07/25/24	0.250%	EUR	9,172,980	10,511,016
07/25/40	1.800%	EUR	5,113,406	7,825,349
Total				18,336,365

Inflation-Indexed Bonds(d) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
GERMANY 0.6%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(e) 04/15/18	0.750%	EUR	3,358,845	3,639,327
Deutsche Bundesrepublik Inflation-Linked Bond(e) 04/15/23	0.100%	EUR	3,688,060	4,226,464
Total				7,865,791
ITALY 1.0%
Italy Buoni Poliennali Del Tesoro(e) 09/15/19	2.350%	EUR	860,769	977,796
09/15/21	2.100%	EUR	842,441	973,929
09/15/24	2.350%	EUR	781,433	922,059
09/15/26	3.100%	EUR	452,213	571,171
09/15/41	2.550%	EUR	7,848,792	9,837,938
Total				13,282,893
NEW ZEALAND 0.7%
New Zealand Government Bond(e) 09/20/25	2.000%	NZD	13,866,869	9,953,369
SWEDEN 0.1%
Sweden Inflation-Linked Bond 06/01/25	1.000%	SEK	6,051,413	795,006
UNITED KINGDOM 5.4%
United Kingdom Gilt Inflation-Linked Bond(e) 03/22/24	0.125%	GBP	9,615,496	13,959,579
03/22/29	0.125%	GBP	3,402,794	5,247,988
03/22/34	0.750%	GBP	4,790,562	8,667,922
03/22/44	0.125%	GBP	11,199,663	21,381,335
03/22/52	0.250%	GBP	2,407,526	5,401,076
11/22/65	0.125%	GBP	6,204,188	17,058,484
Total				71,716,384
UNITED STATES 7.5%
U.S. Treasury Inflation-Indexed Bond 04/15/19	0.125%		12,364,080	12,492,555
01/15/21	1.125%		6,621,960	6,938,572
01/15/22	0.125%		14,293,646	14,321,519
01/15/24	0.625%		19,348,890	19,729,115
07/15/24	0.125%		4,433,117	4,363,229
01/15/25	0.250%		19,876,545	19,595,053
07/15/26	0.125%		8,058	7,834
02/15/42	0.750%		9,295,515	8,934,031
02/15/43	0.625%		9,765,837	9,093,127
02/15/45	0.750%		4,306,050	4,115,159
Total				99,590,194
Total Inflation-Indexed Bonds (Cost: $229,872,890)				221,540,002
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
5

COLUMBIA ADAPTIVE RISK ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

U.S. Treasury Obligations 0.2%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury 02/15/21	3.625%	1,650,000	1,776,199
08/15/27	6.375%	510,000	699,696
Total U.S. Treasury Obligations (Cost: $2,495,429)			2,475,895

Foreign Government Obligations(d)(f) 5.3%

BELGIUM 0.2%
Kingdom of Belgium Government Bond(e) 06/22/24	2.600%	EUR	1,775,000	2,215,792
FRANCE 0.2%
French Republic Government Bond OAT(e) 05/25/45	3.250%	EUR	1,775,000	2,598,924
ITALY 0.6%
Italy Buoni Poliennali Del Tesoro(e) 09/01/46	3.250%	EUR	7,600,000	8,414,088
JAPAN 2.1%
Japan Government 30-Year Bond 09/20/44	1.700%	JPY	2,435,000,000	27,583,258
MEXICO 0.3%
Mexican Bonos 06/10/21	6.500%	MXN	94,000,000	4,486,517
NEW ZEALAND 0.7%
New Zealand Government Bond(e) 04/15/27	4.500%	NZD	11,150,000	8,836,566
POLAND 0.2%
Republic of Poland Government Bond 07/25/26	2.500%	PLN	15,250,000	3,292,224

Foreign Government Obligations(d)(f) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
PORTUGAL 0.2%
Portugal Obrigacoes do Tesouro OT(e) 10/15/25	2.875%	EUR	2,500,000	2,510,599
SPAIN 0.7%
Spain Government Bond(e) 01/31/22	5.850%	EUR	7,000,000	9,384,487
UNITED KINGDOM 0.1%
United Kingdom Gilt(e) 01/22/45	3.500%	GBP	890,000	1,462,291
Total Foreign Government Obligations (Cost: $72,693,355)				70,784,746

Options Purchased Puts —%

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value ($)
S&P 500 E-mini	1,400	2,105.00	12/16/16	273,000
Total Options Purchased Puts (Cost: $3,569,335)				273,000

Money Market Funds 35.8%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.480%(a)(g)	475,975,220	476,023,581
Total Money Market Funds (Cost: $475,976,861)		476,023,581
Total Investments (Cost: $1,102,703,115)		1,088,344,173
Other Assets & Liabilities, Net		243,084,108
Net Assets		1,331,428,281

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA ADAPTIVE RISK ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

At November 30, 2016, cash totaling $57,159,535 was pledged as collateral.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at November 30, 2016

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	12/19/2016	83,232,000	EUR	90,811,863	USD	2,506,469	—
Barclays	12/19/2016	73,862,334	EUR	80,654,714	USD	2,290,113	—
Barclays	12/19/2016	4,701,000	EUR	5,133,304	USD	145,755	—
Barclays	12/19/2016	1,000,000	EUR	1,054,520	USD	—	(6,435)
Barclays	12/19/2016	12,570,000	EUR	13,322,692	USD	—	(13,511)
Barclays	12/19/2016	3,600,000	EUR	3,796,272	USD	—	(23,165)
Barclays	12/19/2016	20,336,000	EUR	21,500,378	USD	—	(75,199)
Barclays	12/19/2016	17,000,000	NOK	1,971,522	USD	—	(25,467)
Barclays	12/19/2016	25,797,071	USD	24,400,000	EUR	90,228	—
Barclays	12/19/2016	47,105,307	USD	44,444,000	EUR	47,770	—
Barclays	12/19/2016	11,796,180	USD	11,000,000	EUR	—	(125,677)
Barclays	12/19/2016	1,008,901	USD	8,600,000	NOK	1,341	—
Citi	12/19/2016	31,729,000	AUD	24,020,208	USD	600,717	—
Citi	12/19/2016	43,390,000	CAD	32,161,150	USD	—	(146,716)
Citi	12/19/2016	8,541,105,000	JPY	79,912,577	USD	5,169,008	—
Citi	12/19/2016	3,182,008,000	JPY	28,244,129	USD	398,243	—
Citi	12/19/2016	1,518,000,000	JPY	13,301,205	USD	17,123	—
Citi	12/19/2016	74,213,000	SEK	8,219,768	USD	163,190	—
Citi	12/19/2016	12,645,000	SEK	1,400,549	USD	27,806	—
Citi	12/19/2016	5,100,000	SEK	549,401	USD	—	(4,256)
Citi	12/19/2016	5,918,000	SGD	4,201,776	USD	72,840	—
Citi	12/19/2016	4,950,998	USD	6,700,000	AUD	—	(5,661)
Citi	12/19/2016	12,053,093	USD	16,311,000	AUD	—	(13,782)
Citi	12/19/2016	13,301,188	USD	18,000,000	AUD	—	(15,209)
Citi	12/19/2016	16,866,420	USD	22,650,000	CAD	—	(1,402)
Citi	12/19/2016	37,298,836	USD	4,262,000,000	JPY	—	(1,895)
Citi	12/19/2016	4,409,677	USD	40,700,000	SEK	8,723	—
Citi	12/19/2016	568,816	USD	5,250,000	SEK	1,125	—
Citi	12/19/2016	313,683	USD	450,000	SGD	278	—
Citi	12/19/2016	1,897,768	USD	2,720,000	SGD	—	(48)
Credit Suisse	12/19/2016	25,978,000	CHF	26,410,677	USD	822,978	—
Credit Suisse	12/19/2016	750,000	CHF	737,971	USD	—	(761)
Credit Suisse	12/19/2016	37,093,000	DKK	5,441,729	USD	152,535	—
Credit Suisse	12/19/2016	24,820,390	NZD	17,814,587	USD	247,329	—
Credit Suisse	12/19/2016	2,829,000	NZD	2,030,486	USD	28,190	—
Credit Suisse	12/19/2016	18,700,000	NZD	13,228,848	USD	—	(6,549)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA ADAPTIVE RISK ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at November 30, 2016 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Credit Suisse	12/19/2016	13,269,443	USD	13,500,000	CHF	27,729	—
Credit Suisse	12/19/2016	2,919,274	USD	20,500,000	DKK	3,878	—
Credit Suisse	12/19/2016	7,177,802	USD	10,140,000	NZD	—	(961)
HSBC	12/19/2016	14,212,000	PLN	3,408,873	USD	28,132	—
Standard Chartered	12/19/2016	129,432,737	GBP	163,680,639	USD	1,634,678	—
Standard Chartered	12/19/2016	41,465,800	GBP	52,437,651	USD	523,695	—
Standard Chartered	12/19/2016	75,000	GBP	94,845	USD	947	—
Standard Chartered	12/19/2016	1,295,000	GBP	1,617,607	USD	—	(3,695)
Standard Chartered	12/19/2016	3,000,000	GBP	3,720,750	USD	—	(35,161)
Standard Chartered	12/19/2016	3,750,000	GBP	4,655,744	USD	—	(39,146)
Standard Chartered	12/19/2016	36,000,000	HKD	4,641,882	USD	108	—
Standard Chartered	12/19/2016	73,012,000	HKD	9,412,766	USD	—	(1,268)
Standard Chartered	12/19/2016	8,000,000	MXN	389,461	USD	1,484	—
Standard Chartered	12/19/2016	19,021,000	MXN	905,762	USD	—	(16,701)
Standard Chartered	12/19/2016	85,085,756	USD	68,175,000	GBP	267,329	—
Standard Chartered	12/19/2016	29,303,036	USD	23,459,000	GBP	66,939	—
Standard Chartered	12/19/2016	5,227,144	USD	40,540,000	HKD	10	—
Standard Chartered	12/19/2016	3,868,626	USD	30,000,000	HKD	—	(481)
Total						15,346,690	(563,146)

Futures Contracts Outstanding at November 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Australian 10-Year Bond	21	AUD	1,998,182	12/2016	—	(72,227)
Australian 3-Year Bond	16	AUD	1,321,767	12/2016	—	(16,087)
Canadian Government 10-Year Bond	76	CAD	7,857,426	03/2017	5,414	—
Euro-Bund	10	EUR	1,706,994	03/2017	—	(5,688)
Euro-Buxl 30-Year	36	EUR	6,690,789	12/2016	—	(119,117)
Euro-btp Future Dec16	238	EUR	34,136,212	12/2016	—	(254,295)
Euro-oat Future Dec16	269	EUR	43,600,278	12/2016	—	(372,041)
Jpn 10y Bond(ose) Dec16	6	JPY	7,896,158	12/2016	—	(87,555)
Long Gilt	203	GBP	31,330,100	03/2017	—	(29,976)
Mini MSCI EAFE Index	547	USD	44,719,985	12/2016	—	(367,789)
Mini MSCI EAFE Index	1,277	USD	104,401,135	12/2016	—	(1,813,722)
Mini MSCI Emerging Markets Index	598	USD	25,803,700	12/2016	—	(923,097)
Mini MSCI Emerging Markets Index	1,150	USD	49,622,500	12/2016	—	(2,364,129)
S&P 500 E-mini	2,040	USD	224,277,600	12/2016	5,725,872	—
Short Euro-btp Fu Dec16	15	EUR	1,782,932	12/2016	—	(2,122)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA ADAPTIVE RISK ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Futures Contracts Outstanding at November 30, 2016 (continued)

Long Futures Contracts Outstanding (continued)

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Long Bond	25	USD	3,782,031	03/2017	—	(7,190)
U.S. Treasury 10-Year Note	782	USD	97,371,219	03/2017	—	(153,144)
U.S. Treasury 2-Year Note	229	USD	49,650,063	03/2017	—	(4,014)
U.S. Treasury 2-Year Note	183	USD	39,676,688	03/2017	—	(25,227)
U.S. Treasury 5-Year Note	1,066	USD	125,621,438	03/2017	—	(71,737)
U.S. Treasury 5-Year Note	578	USD	68,113,688	03/2017	—	(198,806)
U.S. Treasury Ultra 10-Year Note	162	USD	21,778,875	03/2017	—	(71,699)
U.S. Ultra Bond	4	USD	645,625	03/2017	—	(2,507)
U.S. Ultra Bond	379	USD	61,172,969	03/2017	—	(139,289)
Total			1,054,958,354		5,731,286	(7,101,458)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Euro-Buxl 30-Year	(11)	EUR	(2,044,408)	12/2016	6,855	—
Euro-oat Future Dec16	(14)	EUR	(2,269,159)	12/2016	55,875	—
Long Gilt	(12)	GBP	(1,863,136)	12/2016	2,089	—
U.S. Treasury 10-Year Note	(24)	USD	(2,988,375)	03/2017	9,140	—
U.S. Treasury 10-Year Note	(21)	USD	(2,614,828)	03/2017	1,273	—
U.S. Ultra Bond	(6)	USD	(968,438)	03/2017	1,676	—
Total			(12,748,344)		76,908	—

Credit Default Swap Contracts Outstanding at November 30, 2016

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Cds: (cdx. em.26.v1)	12/20/2021	1.000	2.660	USD	(48,500,000)	(3,656,699)	—	(2,829,638)	97,000	—	(730,061)
Barclays	Markit CDX Emerging Markets Index, Series 26	12/20/2021	1.000	2.660	USD	(16,000,000)	(1,206,334)	—	(1,185,601)	—	—	(20,733)
Credit Suisse	Markit CDX Emerging Markets Index, Series 26	12/20/2021	1.000	2.660	USD	(1,500,000)	(113,094)	—	(92,152)	3,000	—	(17,942)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA ADAPTIVE RISK ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Credit Default Swap Contracts Outstanding at November 30, 2016 (continued)

Sell Protection (continued)

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Credit Suisse	Markit CDX Emerging Markets Index, Series 26	12/20/2021	1.000	2.660	USD	(1,500,000)	(113,094)	—	(89,408)	3,000	—	(20,686)
Credit Suisse	Markit CDX Emerging Markets Index, Series 26	12/20/2021	1.000	2.660	USD	(1,000,000)	(75,396)	—	(60,225)	2,000	—	(13,171)
Credit Suisse	Markit CDX Emerging Markets Index, Series 26	12/20/2021	1.000	2.660	USD	(2,000,000)	(150,792)	—	(129,494)	4,000	—	(17,298)
Credit Suisse	Markit CDX Emerging Markets Index, Series 26	12/20/2021	1.000	2.660	USD	(1,000,000)	(75,395)	—	(62,224)	2,000	—	(11,171)
Credit Suisse	Markit CDX Emerging Markets Index, Series 26	12/20/2021	1.000	2.660	USD	(1,000,000)	(75,396)	—	(62,257)	2,000	—	(11,139)
Credit Suisse	Markit CDX Emerging Markets Index, Series 26	12/20/2021	1.000	2.660	USD	(1,500,000)	(113,094)	—	(112,911)	3,000	2,817	—
Credit Suisse	Markit CDX Emerging Markets Index, Series 26	12/20/2021	1.000	2.660	USD	(16,000,000)	(1,206,333)	—	(1,203,199)	—	—	(3,134)
JPMorgan	Markit CDX Emerging Markets Index, Series 26	12/20/2021	1.000	2.660	USD	(2,000,000)	(150,793)	—	(150,371)	4,000	3,578	—
Total								—	(5,977,480)		6,395	(845,335)

* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA ADAPTIVE RISK ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Cleared Credit Default Swap Contracts Outstanding at November 30, 2016

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Cme: (cdx.na. hy.27.v1)	12/20/2021	5.000	3.880	USD	(142,000,000)	1,848,635	—
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 27	12/20/2021	1.000	0.730	USD	(150,000,000)	301,638	—
Total							2,150,273	—

** Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Commodity Strategy Fund, Class I Shares	41,963,526	175,101,599	(85,594,000)	2,274,530	133,745,655	—	—	136,546,825
Columbia Real Estate Equity Fund, Class I Shares	42,860,061	54,448,781	(13,569,400)	246,354	83,985,796	458,707	630,073	80,963,768
Columbia Short-Term Cash Fund	250,808,285	1,423,422,476	(1,198,254,181)	281	475,976,861	—	927,781	476,023,581
Total	335,631,872	1,652,972,856	(1,297,417,581)	2,521,165	693,708,312	458,707	1,557,854	693,534,174

(b)  Non-income producing investment.

(c)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(d)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(e)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At November 30, 2016, the value of these securities amounted to $156,577,549 or 11.76% of net assets.

(f)  Principal and interest may not be guaranteed by the government.

(g)  The rate shown is the seven-day current annualized yield at November 30, 2016.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA ADAPTIVE RISK ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Currency Legend

AUD  Australian Dollar

CAD  Canadian Dollar

CHF  Swiss Franc

DKK  Danish Krone

EUR  Euro

GBP  British Pound

HKD  Hong Kong Dollar

JPY  Japanese Yen

MXN  Mexican Peso

NOK  Norwegian Krone

NZD  New Zealand Dollar

PLN  Polish Zloty

SEK  Swedish Krona

SGD  Singapore Dollar

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA ADAPTIVE RISK ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	80,963,768	—	—	80,963,768
Alternative Investment Funds	136,546,825	—	—	136,546,825
Exchange-Traded Funds	26,212,181	—	—	26,212,181
Residential Mortgage-Backed Securities — Agency	—	73,524,175	—	73,524,175
Inflation-Indexed Bonds	—	221,540,002	—	221,540,002
U.S. Treasury Obligations	2,475,895	—	—	2,475,895
Foreign Government Obligations	—	70,784,746	—	70,784,746
Options Purchased Puts	273,000	—	—	273,000
Investments measured at net asset value
Money Market Funds	—	—	—	476,023,581
Total Investments	246,471,669	365,848,923	—	1,088,344,173

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA ADAPTIVE RISK ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Fair Value Measurements (continued)

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	15,346,690	—	15,346,690
Futures Contracts	5,808,194	—	—	5,808,194
Swap Contracts	—	2,156,668	—	2,156,668
Liabilities
Forward Foreign Currency Exchange Contracts	—	(563,146)	—	(563,146)
Futures Contracts	(7,101,458)	—	—	(7,101,458)
Swap Contracts	—	(845,335)	—	(845,335)
Total	245,178,405	381,943,800	—	1,103,145,786

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA ADAPTIVE RISK ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $405,425,468)	$394,536,999
Affiliated issuers (identified cost $693,708,312)	693,534,174
Options purchased (identified cost $3,569,335)	273,000
Total investments (identified cost $1,102,703,115)	1,088,344,173
Cash	49,168
Foreign currency (identified cost $248,806)	243,842
Cash collateral held at broker	4,520,000
Margin deposits	52,639,535
Unrealized appreciation on forward foreign currency exchange contracts	15,346,690
Unrealized appreciation on swap contracts	6,395
Receivable for:
Investments sold	300,568,851
Capital shares sold	20,235,818
Dividends	157,789
Interest	1,265,843
Foreign tax reclaims	43,075
Variation margin	3,612,828
Prepaid expenses	4,241
Trustees' deferred compensation plan	15,607
Other assets	35,417
Total assets	1,487,089,272
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	563,146
Unrealized depreciation on swap contracts	845,335
Premiums received on outstanding swap contracts	5,977,480
Payable for:
Investments purchased	68,256,257
Investments purchased on a delayed delivery basis	74,336,451
Capital shares purchased	2,853,697
Variation margin	2,638,093
Management services fees	20,228
Distribution and/or service fees	10,048
Transfer agent fees	78,385
Compensation of board members	2,364
Chief compliance officer expenses	65
Other expenses	63,835
Trustees' deferred compensation plan	15,607
Total liabilities	155,660,991
Net assets applicable to outstanding capital stock	$1,331,428,281

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA ADAPTIVE RISK ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2016 (Unaudited)

Represented by
Paid-in capital	$1,326,906,769
Excess of distributions over net investment income	(1,584,701)
Accumulated net realized gain	5,866,070
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(10,888,469)
Investments — affiliated issuers	(174,138)
Foreign currency translations	(202,528)
Forward foreign currency exchange contracts	14,783,544
Futures contracts	(1,293,264)
Options purchased	(3,296,335)
Swap contracts	1,311,333
Total — representing net assets applicable to outstanding capital stock	$1,331,428,281
Class A
Net assets	$179,568,851
Shares outstanding	17,527,350
Net asset value per share	$10.25
Maximum offering price per share(a)	$10.88
Class C
Net assets	$79,017,858
Shares outstanding	7,950,915
Net asset value per share	$9.94
Class K
Net assets	$2,777
Shares outstanding	270
Net asset value per share(b)	$10.27
Class R
Net assets	$1,249,672
Shares outstanding	123,123
Net asset value per share	$10.15
Class R4
Net assets	$13,644,277
Shares outstanding	1,320,840
Net asset value per share	$10.33
Class R5
Net assets	$1,793,830
Shares outstanding	173,325
Net asset value per share	$10.35
Class W
Net assets	$990,016,245
Shares outstanding	96,512,754
Net asset value per share	$10.26

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA ADAPTIVE RISK ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2016 (Unaudited)

Class Y
Net assets	$2,554
Shares outstanding	246
Net asset value per share(b)	$10.37
Class Z
Net assets	$66,132,217
Shares outstanding	6,404,532
Net asset value per share	$10.33

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA ADAPTIVE RISK ALLOCATION FUND

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$447,200
Dividends — affiliated issuers	1,557,854
Interest	2,053,893
Total income	4,058,947
Expenses:
Management services fees	2,907,585
Distribution and/or service fees
Class A	195,370
Class C	350,256
Class R	2,693
Class W	811,183
Transfer agent fees
Class A	73,771
Class C	33,076
Class K	1
Class R	503
Class R4	6,635
Class R5	456
Class W	298,005
Class Z	20,263
Plan administration fees
Class K	4
Compensation of board members	19,124
Custodian fees	32,907
Printing and postage fees	44,151
Registration fees	123,446
Audit fees	21,123
Legal fees	13,883
Chief compliance officer expenses	195
Other	13,086
Total expenses	4,967,716
Expense reductions	(40)
Total net expenses	4,967,676
Net investment loss	(908,729)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(7,287,329)
Investments — affiliated issuers	2,521,165
Capital gain distributions from underlying affiliated funds	458,707
Foreign currency translations	351,974
Forward foreign currency exchange contracts	6,865,541
Futures contracts	3,481,408
Options purchased	(206,280)
Swap contracts	12,840,410
Net realized gain	19,025,596
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(11,985,799)
Investments — affiliated issuers	(2,859,473)
Foreign currency translations	(205,857)
Forward foreign currency exchange contracts	14,451,864
Futures contracts	(6,663,335)
Options purchased	(3,296,335)
Swap contracts	(981,170)
Net change in unrealized depreciation	(11,540,105)
Net realized and unrealized gain	7,485,491
Net increase in net assets resulting from operations	$6,576,762

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA ADAPTIVE RISK ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
Operations
Net investment loss	$(908,729)	$(1,814,971)
Net realized gain (loss)	19,025,596	(6,460,191)
Net change in unrealized appreciation (depreciation)	(11,540,105)	9,733,744
Net increase in net assets resulting from operations	6,576,762	1,458,582
Distributions to shareholders
Net realized gains
Class A	—	(1,583,099)
Class C	—	(617,046)
Class K	—	(27)
Class R	—	(2,605)
Class R4	—	(107,570)
Class R5	—	(12,937)
Class W	—	(1,821,566)
Class Y	—	(24)
Class Z	—	(192,670)
Total distributions to shareholders	—	(4,337,544)
Increase in net assets from capital stock activity	700,350,522	196,174,393
Total increase in net assets	706,927,284	193,295,431
Net assets at beginning of period	624,500,997	431,205,566
Net assets at end of period	$1,331,428,281	$624,500,997
Excess of distributions over net investment income	$(1,584,701)	$(675,972)

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA ADAPTIVE RISK ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	6,452,072	66,979,595	6,477,611	63,559,452
Distributions reinvested	—	—	166,863	1,578,524
Redemptions	(2,939,655)	(30,361,401)	(9,344,931)	(90,415,838)
Net increase (decrease)	3,512,417	36,618,194	(2,700,457)	(25,277,862)
Class C shares
Subscriptions	2,247,389	22,712,564	2,529,237	24,329,314
Distributions reinvested	—	—	66,586	615,252
Redemptions	(594,626)	(5,985,242)	(1,549,411)	(14,704,497)
Net increase	1,652,763	16,727,322	1,046,412	10,240,069
Class R shares
Subscriptions	51,767	538,561	79,167	761,750
Distributions reinvested	—	—	275	2,579
Redemptions	(15,299)	(157,098)	(7,249)	(70,691)
Net increase	36,468	381,463	72,193	693,638
Class R4 shares
Subscriptions	580,893	6,109,952	536,608	5,350,191
Distributions reinvested	—	—	11,297	107,546
Redemptions	(342,059)	(3,534,140)	(553,645)	(5,366,946)
Net increase (decrease)	238,834	2,575,812	(5,740)	90,791
Class R5 shares
Subscriptions	88,399	926,128	76,079	763,436
Distributions reinvested	—	—	1,355	12,910
Redemptions	(76,289)	(789,970)	(77,319)	(753,316)
Net increase	12,110	136,158	115	23,030
Class W shares
Subscriptions	64,352,929	667,190,189	24,944,483	242,892,513
Distributions reinvested	—	—	192,348	1,821,539
Redemptions	(6,109,414)	(63,447,949)	(3,998,727)	(39,020,767)
Net increase	58,243,515	603,742,240	21,138,104	205,693,285
Class Z shares
Subscriptions	4,806,751	50,225,278	1,479,031	14,678,134
Distributions reinvested	—	—	19,209	182,674
Redemptions	(969,579)	(10,055,945)	(1,036,140)	(10,149,366)
Net increase	3,837,172	40,169,333	462,100	4,711,442
Total net increase	67,533,279	700,350,522	20,012,727	196,174,393

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA ADAPTIVE RISK ALLOCATION FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended November 30, 2016		Year Ended May 31,
Class A	(Unaudited)		2016		2015		2014	2013(a)
Per share data
Net asset value, beginning of period	$10.01		$10.17		$10.24		$10.06	$10.00
Income from investment operations:
Net investment income (loss)	(0.01)		(0.03)		(0.04)		0.01	(0.04)
Net realized and unrealized gain (loss)	0.25		(0.03	)(b)	0.14		0.65	0.47
Increase from payment by affiliate	—		—		0.01		—	—
Total from investment operations	0.24		(0.06)		0.11		0.66	0.43
Less distributions to shareholders:
Net investment income	—		—		(0.00	)(c)	—	(0.14)
Net realized gains	—		(0.10)		(0.18)		(0.48)	(0.23)
Total distributions to shareholders	—		(0.10)		(0.18)		(0.48)	(0.37)
Net asset value, end of period	$10.25		$10.01		$10.17		$10.24	$10.06
Total return	2.40%		(0.55%)		1.13	%(d)	7.07%	4.15%
Ratios to average net assets(e)
Total gross expenses	1.02	%(f)	1.15%		1.23%		2.01%	2.97	%(f)
Total net expenses(g)	1.02	%(f)(h)	1.07	%(h)	1.06%		0.75%	0.60	%(f)
Net investment income (loss)	(0.13	%)(f)	(0.32%)		(0.35%)		0.14%	(0.42	%)(f)
Supplemental data
Net assets, end of period (in thousands)	$179,569		$140,291		$169,978		$7,281	$8,139
Portfolio turnover	221%		254%		256%		303%	76%

Notes to Financial Highlights

(a)  Based on operations from June 19, 2012 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.07%.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Annualized.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA ADAPTIVE RISK ALLOCATION FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class C	(Unaudited)		2016		2015		2014	2013(a)
Per share data
Net asset value, beginning of period	$9.75		$9.98		$10.11		$10.03	$10.00
Income from investment operations:
Net investment loss	(0.04)		(0.10)		(0.11)		(0.06)	(0.12)
Net realized and unrealized gain (loss)	0.23		(0.03	)(b)	0.15		0.62	0.48
Increase from payment by affiliate	—		—		0.01		—	—
Total from investment operations	0.19		(0.13)		0.05		0.56	0.36
Less distributions to shareholders:
Net investment income	—		—		—		—	(0.10)
Net realized gains	—		(0.10)		(0.18)		(0.48)	(0.23)
Total distributions to shareholders	—		(0.10)		(0.18)		(0.48)	(0.33)
Net asset value, end of period	$9.94		$9.75		$9.98		$10.11	$10.03
Total return	1.95%		(1.26%)		0.48	%(c)	6.07%	3.43%
Ratios to average net assets(d)
Total gross expenses	1.77	%(e)	1.90%		1.98%		2.76%	3.69	%(e)
Total net expenses(f)	1.77	%(e)(g)	1.82	%(g)	1.81%		1.50%	1.33	%(e)
Net investment loss	(0.87	%)(e)	(1.09%)		(1.11%)		(0.65%)	(1.19	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$79,018		$61,386		$52,406		$416	$1,387
Portfolio turnover	221%		254%		256%		303%	76%

Notes to Financial Highlights

(a)  Based on operations from June 19, 2012 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.07%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA ADAPTIVE RISK ALLOCATION FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class K	(Unaudited)		2016		2015		2014	2013(a)
Per share data
Net asset value, beginning of period	$10.03		$10.18		$10.25		$10.06	$10.00
Income from investment operations:
Net investment income (loss)	(0.00	)(b)	(0.02)		(0.03)		0.03	(0.04)
Net realized and unrealized gain (loss)	0.24		(0.03	)(c)	0.15		0.64	0.47
Increase from payment by affiliate	—		—		0.01		—	—
Total from investment operations	0.24		(0.05)		0.13		0.67	0.43
Less distributions to shareholders:
Net investment income	—		—		(0.02)		—	(0.14)
Net realized gains	—		(0.10)		(0.18)		(0.48)	(0.23)
Total distributions to shareholders	—		(0.10)		(0.20)		(0.48)	(0.37)
Net asset value, end of period	$10.27		$10.03		$10.18		$10.25	$10.06
Total return	2.39%		(0.45%)		1.25	%(d)	7.18%	4.13%
Ratios to average net assets(e)
Total gross expenses	0.98	%(f)	1.04%		1.10%		1.79%	2.90	%(f)
Total net expenses(g)	0.98	%(f)	0.97%		0.84%		0.63%	0.63	%(f)
Net investment income (loss)	(0.06	%)(f)	(0.24%)		(0.27%)		0.35%	(0.37	%)(f)
Supplemental data
Net assets, end of period (in thousands)	$3		$3		$3		$3	$3
Portfolio turnover	221%		254%		256%		303%	76%

Notes to Financial Highlights

(a)  Based on operations from June 19, 2012 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.07%.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Annualized.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA ADAPTIVE RISK ALLOCATION FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class R	(Unaudited)		2016		2015		2014	2013(a)
Per share data
Net asset value, beginning of period	$9.93		$10.11		$10.20		$10.05	$10.00
Income from investment operations:
Net investment loss	(0.02)		(0.06)		(0.08)		(0.01)	(0.07)
Net realized and unrealized gain (loss)	0.24		(0.02	)(b)	0.16		0.64	0.47
Increase from payment by affiliate	—		—		0.01		—	—
Total from investment operations	0.22		(0.08)		0.09		0.63	0.40
Less distributions to shareholders:
Net investment income	—		—		—		—	(0.12)
Net realized gains	—		(0.10)		(0.18)		(0.48)	(0.23)
Total distributions to shareholders	—		(0.10)		(0.18)		(0.48)	(0.35)
Net asset value, end of period	$10.15		$9.93		$10.11		$10.20	$10.05
Total return	2.22%		(0.75%)		0.87	%(c)	6.77%	3.90%
Ratios to average net assets(d)
Total gross expenses	1.27	%(e)	1.38%		1.48%		2.26%	3.14	%(e)
Total net expenses(f)	1.27	%(e)(g)	1.34	%(g)	1.32%		1.00%	0.87	%(e)
Net investment loss	(0.38	%)(e)	(0.57%)		(0.83%)		(0.14%)	(0.74	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$1,250		$861		$146		$3	$3
Portfolio turnover	221%		254%		256%		303%	76%

Notes to Financial Highlights

(a)  Based on operations from June 19, 2012 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.07%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
24

COLUMBIA ADAPTIVE RISK ALLOCATION FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class R4	(Unaudited)		2016		2015(a)
Per share data
Net asset value, beginning of period	$10.08		$10.21		$10.13
Income from investment operations:
Net investment income (loss)	0.01		(0.01)		(0.02)
Net realized and unrealized gain (loss)	0.24		(0.02	)(b)	0.31
Total from investment operations	0.25		(0.03)		0.29
Less distributions to shareholders:
Net investment income	—		—		(0.03)
Net realized gains	—		(0.10)		(0.18)
Total distributions to shareholders	—		(0.10)		(0.21)
Net asset value, end of period	$10.33		$10.08		$10.21
Total return	2.48%		(0.25%)		2.87%
Ratios to average net assets(c)
Total gross expenses	0.77	%(d)	0.90%		0.99	%(d)
Total net expenses(e)	0.77	%(d)(f)	0.82	%(f)	0.82	%(d)
Net investment income (loss)	0.11	%(d)	(0.08%)		(0.30	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$13,644		$10,908		$11,110
Portfolio turnover	221%		254%		256%

Notes to Financial Highlights

(a)  Based on operations from October 1, 2014 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA ADAPTIVE RISK ALLOCATION FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class R5	(Unaudited)		2016		2015		2014	2013(a)
Per share data
Net asset value, beginning of period	$10.10		$10.22		$10.29		$10.07	$10.00
Income from investment operations:
Net investment income (loss)	0.01		0.00	(b)	(0.01)		0.07	(0.03)
Net realized and unrealized gain (loss)	0.24		(0.02	)(c)	0.15		0.63	0.48
Increase from payment by affiliate	—		—		0.01		—	—
Total from investment operations	0.25		(0.02)		0.15		0.70	0.45
Less distributions to shareholders:
Net investment income	—		—		(0.04)		—	(0.15)
Net realized gains	—		(0.10)		(0.18)		(0.48)	(0.23)
Total distributions to shareholders	—		(0.10)		(0.22)		(0.48)	(0.38)
Net asset value, end of period	$10.35		$10.10		$10.22		$10.29	$10.07
Total return	2.48%		(0.15%)		1.48	%(d)	7.47%	4.37%
Ratios to average net assets(e)
Total gross expenses	0.73	%(f)	0.79%		0.86%		1.54%	2.66	%(f)
Total net expenses(g)	0.73	%(f)	0.73%		0.69%		0.38%	0.38	%(f)
Net investment income (loss)	0.17	%(f)	0.03%		(0.14%)		0.68%	(0.25	%)(f)
Supplemental data
Net assets, end of period (in thousands)	$1,794		$1,628		$1,647		$26	$3
Portfolio turnover	221%		254%		256%		303%	76%

Notes to Financial Highlights

(a)  Based on operations from June 19, 2012 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.07%.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Annualized.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA ADAPTIVE RISK ALLOCATION FUND
FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class W	(Unaudited)		2016		2015		2014	2013(a)
Per share data
Net asset value, beginning of period	$10.02		$10.18		$10.25		$10.06	$10.00
Income from investment operations:
Net investment income (loss)	(0.01)		(0.03)		(0.04)		0.05	(0.04)
Net realized and unrealized gain (loss)	0.25		(0.03	)(b)	0.14		0.62	0.47
Increase from payment by affiliate	—		—		0.01		—	—
Total from investment operations	0.24		(0.06)		0.11		0.67	0.43
Less distributions to shareholders:
Net investment income	—		—		(0.00	)(c)	—	(0.14)
Net realized gains	—		(0.10)		(0.18)		(0.48)	(0.23)
Total distributions to shareholders	—		(0.10)		(0.18)		(0.48)	(0.37)
Net asset value, end of period	$10.26		$10.02		$10.18		$10.25	$10.06
Total return	2.40%		(0.55%)		1.13	%(d)	7.18%	4.15%
Ratios to average net assets(e)
Total gross expenses	1.02	%(f)	1.14%		1.25%		2.01%	2.90	%(f)
Total net expenses(g)	1.02	%(f)(h)	1.08	%(h)	0.96%		0.75%	0.62	%(f)
Net investment income (loss)	(0.16	%)(f)	(0.31%)		(0.37%)		0.62%	(0.42	%)(f)
Supplemental data
Net assets, end of period (in thousands)	$990,016		$383,552		$174,418		$183,246	$3
Portfolio turnover	221%		254%		256%		303%	76%

Notes to Financial Highlights

(a)  Based on operations from June 19, 2012 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.07%.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Annualized.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA ADAPTIVE RISK ALLOCATION FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class Y	(Unaudited)		2016		2015(a)
Per share data
Net asset value, beginning of period	$10.11		$10.23		$10.15
Income from investment operations:
Net investment income (loss)	0.01		0.00	(b)	(0.02)
Net realized and unrealized gain (loss)	0.25		(0.02	)(c)	0.32
Total from investment operations	0.26		(0.02)		0.30
Less distributions to shareholders:
Net investment income	—		—		(0.04)
Net realized gains	—		(0.10)		(0.18)
Total distributions to shareholders	—		(0.10)		(0.22)
Net asset value, end of period	$10.37		$10.11		$10.23
Total return	2.57%		(0.15%)		2.98%
Ratios to average net assets(d)
Total gross expenses	0.64	%(e)	0.76%		0.85	%(e)
Total net expenses(f)	0.64	%(e)	0.69%		0.65	%(e)
Net investment income (loss)	0.28	%(e)	0.02%		(0.28	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$3		$2		$3
Portfolio turnover	221%		254%		256%

Notes to Financial Highlights

(a)  Based on operations from October 1, 2014 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA ADAPTIVE RISK ALLOCATION FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class Z	(Unaudited)		2016		2015		2014	2013(a)
Per share data
Net asset value, beginning of period	$10.08		$10.21		$10.28		$10.07	$10.00
Income from investment operations:
Net investment income (loss)	0.00	(b)	(0.01)		(0.02)		0.04	(0.02)
Net realized and unrealized gain (loss)	0.25		(0.02	)(c)	0.15		0.65	0.47
Increase from payment by affiliate	—		—		0.01		—	—
Total from investment operations	0.25		(0.03)		0.14		0.69	0.45
Less distributions to shareholders:
Net investment income	—		—		(0.03)		—	(0.15)
Net realized gains	—		(0.10)		(0.18)		(0.48)	(0.23)
Total distributions to shareholders	—		(0.10)		(0.21)		(0.48)	(0.38)
Net asset value, end of period	$10.33		$10.08		$10.21		$10.28	$10.07
Total return	2.48%		(0.25%)		1.37	%(d)	7.37%	4.39%
Ratios to average net assets(e)
Total gross expenses	0.77	%(f)	0.90%		0.99%		1.76%	2.66	%(f)
Total net expenses(g)	0.77	%(f)(h)	0.82	%(h)	0.78%		0.50%	0.35	%(f)
Net investment income (loss)	0.09	%(f)	(0.06%)		(0.17%)		0.41%	(0.17	%)(f)
Supplemental data
Net assets, end of period (in thousands)	$66,132		$25,871		$21,494		$6,470	$5,156
Portfolio turnover	221%		254%		256%		303%	76%

Notes to Financial Highlights

(a)  Based on operations from June 19, 2012 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.07%.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Annualized.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA ADAPTIVE RISK ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

November 30, 2016 (Unaudited)

Note 1. Organization

Columbia Adaptive Risk Allocation Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund invests significantly in Class I shares of affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates as well as third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds).

For information on the Underlying Funds, please refer to the Fund's current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website, www.sec.gov.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted

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COLUMBIA ADAPTIVE RISK ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the NYSE on the valuation date.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the NYSE.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

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COLUMBIA ADAPTIVE RISK ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S.

bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

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COLUMBIA ADAPTIVE RISK ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities, to shift foreign currency exposure back to U.S. dollars, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and/or to recover an underweight country exposure in its portfolio and to generate total return through long and short currency positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates and to manage exposure to the securities market and maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commissions merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and/or wrote option contracts to decrease the Fund's exposure to equity market risk and to increase return on investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends

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NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Swap Contracts

Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund's counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the FCM, which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has less credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to manage credit risk exposure and to increase or decrease its credit exposure to an index. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on a notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as

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NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.

Total Return Swap Contracts

The Fund entered into total return swap contracts to manage long or short exposure to the total return on a specified reference security in return for periodic payments based on a fixed or variable interest rate. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security, instrument, or other asset or index or market without owning, taking physical custody of, or short selling any such security, instrument or asset in a market.

Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses). Total return swap contracts are subject to the risk associated with the investment in the underlying reference security, instrument or asset. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference security, instrument or asset. This risk may be offset if the Fund holds any of the underlying reference security, instrument or asset. The risk in the case of long total return swap contracts is limited to the current notional amount of the total return swap contract.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present

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COLUMBIA ADAPTIVE RISK ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at November 30, 2016:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	2,156,668	*
Equity risk	Net assets — unrealized appreciation on futures contracts	5,725,872	*
Equity risk	Investments, at value — Options purchased	273,000
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	15,346,690
Interest rate risk	Net assets — unrealized appreciation on futures contracts	82,322	*
Total		23,584,552
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	845,335	*
Credit risk	Premiums received on outstanding swap contracts	5,977,480
Equity risk	Net assets — unrealized depreciation on futures contracts	5,468,737	*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	563,146
Interest rate risk	Net assets — unrealized depreciation on futures contracts	1,632,721	*
Total		14,487,419

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended November 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Purchased ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	—	1,321,206	1,321,206
Equity risk	—	10,605,662	—	11,519,204	22,124,866
Foreign exchange risk	6,865,541	—	—	—	6,865,541
Interest rate risk	—	(7,124,254)	(206,280)	—	(7,330,534)
Total	6,865,541	3,481,408	(206,280)	12,840,410	22,981,079
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Purchased ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	—	1,311,333	1,311,333
Equity risk	—	(4,900,781)	(3,296,335)	(2,292,503)	(10,489,619)
Foreign exchange risk	14,451,864	—	—	—	14,451,864
Interest rate risk	—	(1,762,554)	—	—	(1,762,554)
Total	14,451,864	(6,663,335)	(3,296,335)	(981,170)	3,511,024

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COLUMBIA ADAPTIVE RISK ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended November 30, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	910,850,396
Futures contracts — Short	20,604,778
Credit default swap contracts — sell protection	329,000,000
Derivative Instrument	Average Market Value ($)*
Options contracts — Purchased	136,500
Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	8,297,835	(478,085)
Total return swap contracts	1,329,542	56,645

*Based on the ending quarterly outstanding amounts for the six months ended November 30, 2016.

Asset- and Mortgage-Backed Securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

To Be Announced Securities

The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.

In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

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COLUMBIA ADAPTIVE RISK ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

Offsetting of Assets and Liabilities

The following table presents the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of November 30, 2016:

	Barclays ($)	Citi ($)	Credit Suisse International ($)	HSBC ($)	JPMorgan ($)	Morgan Stanley ($)	Standard Chartered ($)	Total ($)
Assets
Centrally cleared credit default swap contracts(a)	—	—	—	—	—	3,245,710	—	3,245,710
Forward foreign currency exchange contracts	5,081,676	6,459,053	1,282,639	28,132	—	—	2,495,190	15,346,690
Options purchased puts	—	—	—	—	273,000	—	—	273,000
Total Assets	5,081,676	6,459,053	1,282,639	28,132	273,000	3,245,710	2,495,190	18,865,400
Liabilities
Forward foreign currency exchange contracts	269,454	188,969	8,271	—	—	—	96,452	563,146
OTC credit default swap contracts(b)	4,766,033	—	1,903,594	—	146,793	—	—	6,816,420
Total Liabilities	5,035,487	188,969	1,911,865	—	146,793	—	96,452	7,379,566
Total Financial and Derivative Net Assets	46,189	6,270,084	(629,226)	28,132	126,207	3,245,710	2,398,738	11,485,834
Total collateral received (pledged)(c)	—	—	—	—	—	—	—	—
Net Amount(d)	46,189	6,270,084	(629,226)	28,132	126,207	3,245,710	2,398,738	11,485,834

(a) Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.

(b) Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

(c) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(d) Represents the net amount due from/(to) counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These

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NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution.

Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with the Investment Manager. Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) a fee that declines from 0.06% to 0.03%, depending on asset levels, on assets invested in affiliated mutual funds, exchange-traded funds and closed-end funds that pay an investment management services fee to the Investment Manager, (ii) a fee that declines from 0.16% to 0.13%, depending on asset levels, on assets invested in exchange-traded funds and mutual funds that are not managed by the Investment Manager or its affiliates and (iii) a fee that declines from 0.76% to 0.63%, depending on asset levels, on assets invested in securities, instruments and other assets not

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COLUMBIA ADAPTIVE RISK ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

described above, including affiliated mutual funds, exchange-traded funds and closed-end funds advised by the Investment Manager that do not pay a management services fee, third party closed-end funds, derivatives and individual securities. The annualized effective management services fee rate for the six months ended November 30, 2016 was 0.62% of the Fund's average daily net assets.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds (also referred to as "acquired funds") in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Participating Affiliates

The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates will provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Fund will pay no additional fees and expenses as a result of any such arrangements.

These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.

Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund's prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts up to the lesser

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COLUMBIA ADAPTIVE RISK ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

of the amount charged by the servicing agent or a cap established by the Board from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to each share class. Total transfer agency fees for Class Y shares are subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to Class Y shares. Prior to January 1, 2017, total transfer agency fees for Class K and Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class Y shares did not pay transfer agency fees.

For the six months ended November 30, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.09%
Class C	0.09
Class K	0.05
Class R	0.09
Class R4	0.09
Class R5	0.05
Class W	0.09
Class Z	0.09

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2016, these minimum account balance fees reduced total expenses of the Fund by $40.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class C, Class R and Class W shares of the Fund, respectively.

Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $367,211 for Class A and $2,702 for Class C shares for the six months ended November 30, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, so that

Semiannual Report 2016
41

COLUMBIA ADAPTIVE RISK ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

the Fund's net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	October 1, 2016 Through September 30, 2017	Prior to October 1, 2016
Class A	1.25%	1.24%
Class C	2.00	1.99
Class K	1.22	1.17
Class R	1.50	1.49
Class R4	1.00	0.99
Class R5	0.97	0.92
Class W	1.25	1.24
Class Y	0.92	0.87
Class Z	1.00	0.99

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2016, the cost of investments for federal income tax purposes was approximately $1,102,703,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$3,170,000
Unrealized depreciation	(17,529,000)
Net unrealized depreciation	$(14,359,000)

The following capital loss carryforwards, determined as of May 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
No expiration — short-term	4,118,122

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,493,698,529 and $1,174,767,437, respectively, for the six months ended November 30, 2016, of which $480,384,422 and $448,602,852, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily

Semiannual Report 2016
42

COLUMBIA ADAPTIVE RISK ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended November 30, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At November 30, 2016, affiliated shareholders of record owned 92.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Commodity-related Investment Risk

The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Exposure to commodities and commodities markets may subject the value of the Fund's investments to greater volatility than other types of investments. Commodities investments may also subject the Fund to counterparty risk and liquidity risk. The Fund may make commodity-related investments through one or more wholly-owned subsidiaries organized outside the U.S. that are generally not subject to U.S. laws (including securities laws) and their protections.

Derivatives Risk

Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price.

Semiannual Report 2016
43

COLUMBIA ADAPTIVE RISK ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Leverage Risk

Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund's net asset value even greater and thus result in increased volatility of returns. Because short sales involve borrowing securities and then selling them, the Fund's short sales effectively leverage the Fund's assets. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund's risk of loss. There can be no guarantee that a leveraging strategy will be successful.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
44

COLUMBIA ADAPTIVE RISK ALLOCATION FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT
AGREEMENT

On June 10, 2016, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Adaptive Risk Allocation Fund (the Fund), a series of the Trust. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement.

In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 8, 2016, April 27, 2016 and June 9, 2016 and at Board meetings held on March 9, 2016 and June 10, 2016. In addition, the Board considers matters bearing on the Management Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2016, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 10, 2016, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's management fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund through September 30, 2017 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•  The terms and conditions of the Management Agreement;

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

Semiannual Report 2016
45

COLUMBIA ADAPTIVE RISK ALLOCATION FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT
AGREEMENT (continued)

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Management Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

Semiannual Report 2016
46

COLUMBIA ADAPTIVE RISK ALLOCATION FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT
AGREEMENT (continued)

The Committee and the Board noted that, through December 31, 2015, the Fund's performance was in the forty-second and fifty-third percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one- and three- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.

Investment Management Fee Rates and Other Expenses

The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund's management fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2015, the Fund's actual management fee and net total expense ratio are both ranked in the first quintile (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services provided to comparable unaffiliated funds. In evaluating the Fund's management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2015 to profitability levels realized in 2014. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment

Semiannual Report 2016
47

COLUMBIA ADAPTIVE RISK ALLOCATION FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT
AGREEMENT (continued)

Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.

Semiannual Report 2016
48

COLUMBIA ADAPTIVE RISK ALLOCATION FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.

Semiannual Report 2016
49

Columbia Adaptive Risk Allocation Fund

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2017 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR214_05_G01_(01/17)

SEMIANNUAL REPORT

November 30, 2016

COLUMBIA ALTERNATIVE BETA FUND

(formerly Columbia Adaptive Alternatives Fund)

PRESIDENT'S MESSAGE

Dear Shareholders,

While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the president-elect over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.

While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom's vote to exit the European Union (Brexit), speculation around the Federal Reserve's decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?

Position your portfolio for the reality of market volatility

That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.

Step 1: Review your investment goals

Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what's important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can't control — volatility, and focus on what you can — your investment goals and strategies.

Step 2: Reassess your risk tolerance

Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.

Step 3: Remain calm and focus on your long-term plan

Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.

As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA ALTERNATIVE BETA FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Consolidated Portfolio of Investments	6
Consolidated Statement of Assets and Liabilities	15
Consolidated Statement of Operations	17
Consolidated Statement of Changes in Net Assets	18
Consolidated Financial Highlights	20
Notes to Consolidated Financial Statements	29
Board Consideration and Approval of Management Agreement and Subadvisory Agreement	40
Important Information About This Report	45

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA ALTERNATIVE BETA FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Alternative Beta Fund (the Fund) Class A shares returned -3.82% excluding sales charges for the six-month period that ended November 30, 2016.

■  The Fund underperformed its benchmarks, the Citi One-Month U.S. Treasury Bill Index which returned 0.10% and the HFRX Global Hedge Fund Index which returned 2.68% for the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2016)

	Inception	6 Months Cumulative	1 Year	Life
Class A	01/28/15
Excluding sales charges		-3.82	-4.44	-4.85
Including sales charges		-9.39	-9.91	-7.87
Class C	01/28/15
Excluding sales charges		-4.05	-5.10	-5.48
Including sales charges		-5.01	-6.05	-5.48
Class I	01/28/15	-3.59	-4.09	-4.45
Class R	01/28/15	-3.93	-4.70	-5.10
Class R4	01/28/15	-3.70	-4.18	-4.61
Class R5	01/28/15	-3.70	-4.23	-4.57
Class W	01/28/15	-3.72	-4.34	-4.85
Class Y	01/28/15	-3.60	-4.09	-4.50
Class Z	01/28/15	-3.71	-4.39	-4.72
Citi One-Month U.S. Treasury Bill Index		0.10	0.19	0.11
HFRX Global Hedge Fund Index		2.68	0.28	-0.98	*

*From January 31, 2015.

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investors.columbiathreadneedleus.com or calling 800.345.6611.

The Citi One-Month U.S. Treasury Bill Index is an unmanaged index that represents the performance of one-month Treasury bills and reflects reinvestment of all distributions and changes in market prices.

HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
2

COLUMBIA ALTERNATIVE BETA FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Breakdown (%) (at November 30, 2016)
Money Market Funds	100.0
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Market Exposure Through Derivatives Investments (% of notional exposure) (at November 30, 2016)(a)
Net
Fixed Income Derivative Contracts	32.4
Commodities Derivative Contracts	18.1
Equity Derivative Contracts	32.9
Foreign Currency Derivative Contracts	16.6
Total Notional Market Value of Derivative Contracts	100.0

(a) The Fund has market exposure (long and/or short) to fixed income, commodity and equity asset classes and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Consolidated Portfolio of Investments, and Note 2 to the financial statements.

Portfolio Management

Jeffrey Knight, CFA

William Landes, Ph.D.

Marc Khalamayzer, CFA

Joshua Kutin, CFA

Semiannual Report 2016
3

COLUMBIA ALTERNATIVE BETA FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2016 – November 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	961.80	1,017.60	7.33	7.54	1.49
Class C	1,000.00	1,000.00	959.50	1,013.79	11.05	11.36	2.25
Class I	1,000.00	1,000.00	964.10	1,019.70	5.27	5.42	1.07
Class R	1,000.00	1,000.00	960.70	1,016.34	8.55	8.80	1.74
Class R4	1,000.00	1,000.00	963.00	1,018.85	6.10	6.28	1.24
Class R5	1,000.00	1,000.00	963.00	1,019.65	5.31	5.47	1.08
Class W	1,000.00	1,000.00	962.80	1,017.70	7.23	7.44	1.47
Class Y	1,000.00	1,000.00	964.00	1,019.70	5.27	5.42	1.07
Class Z	1,000.00	1,000.00	962.90	1,018.85	6.10	6.28	1.24

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
4

COLUMBIA ALTERNATIVE BETA FUND

UNDERSTANDING YOUR FUND'S EXPENSES (continued)

(Unaudited)

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and/or to reimburse certain expenses until September 30, 2017, unless sooner terminated at the sole discretion of the Fund's Board, such that net expenses, subject to applicable exclusions, will not exceed 1.38% for Class A, 2.13% for Class C, 0.96% for Class I, 1.63% for Class R, 1.13% for Class R4, 1.01% for Class R5, 1.38% for Class W, 0.96% for Class Y and 1.13% for Class Z. Any amounts waived will not be reimbursed by the Fund. This change was effective October 1, 2016. If this change had been in place for the entire six month period ended November 30, 2016, the actual expenses paid would have been $6.49 for Class A, $10.22 for Class C, $4.28 for Class I, $7.77 for Class R, $5.27 for Class R4, $4.33 for Class R5, $6.40 for Class W, $4.33 for Class Y and $5.27 for Class Z; and the hypothetical expenses paid would have been $6.68 for Class A, $10.50 for Class C, $4.41 for Class I, $7.99 for Class R, $5.42 for Class R4, $4.46 for Class R5, $6.58 for Class W, $4.46 for Class Y and $5.42 for Class Z.

Semiannual Report 2016
5

COLUMBIA ALTERNATIVE BETA FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

November 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Money Market Funds 98.2%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.480%(a)(b)	331,222,162	331,255,411
Total Money Market Funds (Cost: $331,222,289)		331,255,411
Total Investments (Cost: $331,222,289)		331,255,411
Other Assets & Liabilities, Net		6,198,154
Net Assets		337,453,565

At November 30, 2016, cash totaling $1,060,000 was pledged as collateral.

Investments in Derivatives

Total Return Swap Contracts Outstanding at November 30, 2016

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Premium Paid ($)	Premium Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Total return on Atlantic High Yield Investment Grade Spread BetaBarclays Credit Index(a)	Fixed rate of 0.600%	11/30/2017	USD	154,740,656	143,688	—	1,136,676	—
Barclays	Total return on Barclays Hedging Insights Index(b)	Fixed rate of 0.150%	11/30/2017	USD	56,666,035	—	—	—	(2,233,660)
Barclays	Total return on Barclays TrendStar+ Alt Roll 2 Index(c)	Fixed rate of 0.600%	11/30/2017	USD	47,971,801	18,969	—	—	(189,561)
Barclays	Total return on Atlantic High Yield Investment Grade Spread BetaBarclays Credit Index(a)	Fixed rate of 0.400%	11/30/2017	USD	6,419,473	—	—	42,407	—
Barclays	Total return on Barclays Hedging Insights Index(b)	Fixed rate of 0.150%	11/30/2017	USD	3,595,541	—	—	—	(56,176)
Barclays	Total return on Barclays Dualis Excess Return Index(b)	Fixed rate of 0.580%	11/30/2017	USD	70,247,124	—	—	1,895,078	—
Barclays	Total return on Atlantic High Yield Investment Grade Spread BetaBarclays(a) Credit Index	Fixed rate of 0.400%	11/30/2017	USD	2,505,353	2,458	—	1,495	—
Barclays	Total return on Barclays Hedging Insights Index(b)	Fixed rate of 0.150%	11/30/2017	USD	1,490,131	—	—	—	(9,634)
Barclays	Total return on Barclays TrendStar+ Alt Roll 2 Index(c)	Fixed rate of 0.600%	11/30/2017	USD	2,488,690	995	—	—	(995)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA ALTERNATIVE BETA FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Total Return Swap Contracts Outstanding at November 30, 2016 (continued)

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Premium Paid ($)	Premium Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Total return on Barclays Dualis Excess Return Index(b)	Fixed rate of 0.580%	11/30/2017	USD	1,499,638	—	—	40,549	—
Barclays	Total return on Atlantic High Yield Investment Grade Spread BetaBarclays Credit Index(a)	Fixed rate of 0.400%	11/30/2017	USD	4,997,621	4,998	—	—	(4,998)
Barclays	Total return on Barclays Hedging Insights Index(b)	Fixed rate of 0.150%	11/30/2017	USD	2,486,136	—	—	—	—
Deutsche Bank	Total return on Deutsche Bank Equity Sector Neutral Value Factor Index — USD Excess Return(d)	Fixed rate of 0.000%	11/30/2017	USD	2,998,305	1,199	—	—	(6,166)
Deutsche Bank	Total return on Deutsche Bank Equity Sector Neutral Quality Factor Index — USD Excess Return(d)	Fixed rate of 0.000%	11/30/2017	USD	65,472,834	848	—	38,415	—
Deutsche Bank	Total return on Deutsche Bank Equity Risk-Adjusted Momentum Factor Index — USD Excess Return(e)	Fixed rate of 0.000%	11/30/2017	USD	56,000,733	1,043	—	415,711	—
Deutsche Bank	Total return on Deutsche Bank Equity Sector Neutral Value Factor Index — USD Excess Return(d)	Fixed rate of 0.000%	11/30/2017	USD	93,145,513	724	—	—	(352,744)
Deutsche Bank	Total return on Deutsche Bank Currency Valuation — USD Excess Return(f)	Fixed rate of 0.000%	11/30/2017	USD	68,869,985	—	—	521,169	—
Deutsche Bank	Total return on Deutsche Bank Haven Plus — USD Excess Return(f)	Fixed rate of 0.000%	11/30/2017	USD	19,240,911	—	—	249,706	—
Deutsche Bank	Total return on Deutsche Bank Equity Sector Neutral Quality Factor Index — USD Excess Return(d)	Fixed rate of 0.000%	11/30/2017	USD	2,011,262	794	—	1,392	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA ALTERNATIVE BETA FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Total Return Swap Contracts Outstanding at November 30, 2016 (continued)

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Premium Paid ($)	Premium Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Deutsche Bank	Total return on Deutsche Bank Equity Risk-Adjusted Momentum Factor Index — USD Excess Return(e)	Fixed rate of 0.000%	11/30/2017	USD	13,682,269	5,399	—	37,519	—
Deutsche Bank	Total return on Deutsche Bank Equity Sector Neutral Value Factor Index — USD Excess Return(d)	Fixed rate of 0.000%	11/30/2017	USD	3,509,836	1,385	—	—	(9,234)
Deutsche Bank	Total return on Deutsche Bank Currency Valuation — USD Excess Return(f)	Fixed rate of 0.000%	11/30/2017	USD	3,418,577	—	—	—	—
Deutsche Bank	Total return on Deutsche Bank Equity Sector Neutral Quality Factor Index — USD Excess Return(d)	Fixed rate of 0.000%	11/30/2017	USD	20,012,949	8,005	—	5,529	—
Deutsche Bank	Total return on Deutsche Bank Equity Risk-Adjusted Momentum Factor Index — USD Excess Return(e)	Fixed rate of 0.000%	11/30/2017	USD	2,612,688	1,045	—	—	(3,321)
Goldman Sachs International	Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115(g)	Fixed rate of 0.260%	11/30/2017	USD	2,301,632	—	—	—	(1,840)
Goldman Sachs International	Total return on Goldman Sachs Equity Volatility Carry Series 28 Excess Retrun Strategy(h)	Fixed rate of 0.000%	11/30/2017	USD	1,006,724	—	—	—	(3,517)
Goldman Sachs International	Total return on Goldman Sachs RP Equity World Long Short Series 37(d) Excess Return	Fixed rate of 0.000%	11/30/2017	USD	7,590,029	—	—	—	(2,825)
Goldman Sachs International	Total return on Goldman Sachs FX Time Series Momentum Index C0038(g)	Fixed rate of 0.220%	11/30/2017	USD	3,501,727	—	—	—	(4,459)
Goldman Sachs International	Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114(g)	Fixed rate of 0.180%	11/30/2017	USD	1,597,229	—	—	—	(1,277)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA ALTERNATIVE BETA FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Total Return Swap Contracts Outstanding at November 30, 2016 (continued)

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Premium Paid ($)	Premium Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Total return on Goldman Sachs FX Vol Carry Basket Index(i)	Fixed rate of 0.280%	11/30/2017	USD	8,009,416	—	—	—	(36,660)
Goldman Sachs International	Total return on Goldman Sachs Momentum Risk Premium Basket Index RP17(j)	Fixed rate of 0.310%	11/30/2017	USD	26,164,269	—	—	—	(59,224)
Goldman Sachs International	Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return(d)	Fixed rate of 0.110%	11/30/2017	USD	240,845,155	—	—	—	(840,026)
Goldman Sachs International	Total return on Goldman Sachs FX Time Series Momentum Index C0038(g)	Fixed rate of 0.220%	11/30/2017	USD	73,500,873	—	—	562,048	—
Goldman Sachs International	Total return on Goldman Sachs Curve Index RP09(b)	Fixed rate of 0.110%	11/30/2017	USD	165,239,673	—	—	—	(78,592)
Goldman Sachs International	Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114(g)	Fixed rate of 0.180%	11/30/2017	USD	61,481,922	—	—	—	(83,165)
Goldman Sachs International	Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115(g)	Fixed rate of 0.260%	11/30/2017	USD	42,571,480	—	—	—	(386,536)
Goldman Sachs International	Total return on Goldman Sachs TY Volatility Carry X5 Index Class E(k)	Fixed rate of 0.230%	11/30/2017	USD	22,857,061	—	—	—	(72,837)
Goldman Sachs International	Total return on Goldman Sachs Carry Risk Premium Basket Index RP16(j)	Fixed rate of 0.280%	11/30/2017	USD	10,836,004	—	—	—	(148,770)
Goldman Sachs International	Total return on Goldman Sachs Momentum Risk Premium Basket Index RP17(j)	Fixed rate of 0.310%	11/30/2017	USD	1,803,145	—	—	14,804	—
Goldman Sachs International	Total return on Goldman Sachs Curve Index C0210(l)	Fixed rate of (0.020%)	11/30/2017	USD	336,847,743	—	—	212,412	—
Goldman Sachs International	Total return on Goldman Sachs RP Equity World Long Short Series 37(d) Excess Return	Fixed rate of 0.000%	11/30/2017	USD	4,613,021	—	—	—	(4,048)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA ALTERNATIVE BETA FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Total Return Swap Contracts Outstanding at November 30, 2016 (continued)

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Premium Paid ($)	Premium Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Total return on Goldman Sachs FX Time Series Momentum Index C0038(g)	Fixed rate of 0.220%	11/30/2017	USD	2,806,500	—	—	7,285	—
Goldman Sachs International	Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114(g)	Fixed rate of 0.180%	11/30/2017	USD	2,702,191	—	—	13,309	—
Goldman Sachs International	Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115(g)	Fixed rate of 0.260%	11/30/2017	USD	2,715,159	—	—	4,940	—
Goldman Sachs International	Total return on Goldman Sachs Risk Premia Basket Series 102 Excess Return Index(m)	Fixed rate of 0.350%	11/30/2017	USD	55,868,282	—	—	499,231	—
Goldman Sachs International	Total return on Goldman Sachs Commodity Volatility Carry Series 18 Excess Return Strategy(n)	Fixed rate of 0.350%	11/30/2017	USD	7,951,852	—	—	—	(29,477)
Goldman Sachs International	Total return on Goldman Sachs Curve Index RP09(b)	Fixed rate of 0.110%	11/30/2017	USD	4,700,467	—	—	—	(19,632)
Goldman Sachs International	Total return on Goldman Sachs Rates and Bonds Time Series Momentum Index C0205(o)	Fixed rate of (0.180%)	11/30/2017	USD	43,030,571	—	—	122,216	—
Goldman Sachs International	Total return on Goldman Sachs Equity Volatility Carry Series 28 Excess Retrun Strategy(h)	Fixed rate of 0.300%	11/30/2017	USD	6,522,732	—	—	—	(8,079)
Goldman Sachs International	Total return on Goldman Sachs Commodity Volatility Carry Series 18 Excess Return Strategy(n)	Fixed rate of 0.350%	11/30/2017	USD	1,817,648	—	—	—	(23,544)
Goldman Sachs International	Total return on Goldman Sachs FX Vol Carry Basket Index(i)	Fixed rate of 0.280%	11/30/2017	USD	6,720,307	—	—	—	(44,248)
Goldman Sachs International	Total return on Goldman Sachs Curve Index RP09(b)	Fixed rate of 0.110%	11/30/2017	USD	4,890,535	—	—	—	(2,445)
Goldman Sachs International	Total return on Goldman Sachs Curve Index C0210(l)	Fixed rate of 0.140%	11/30/2017	USD	8,502,994	—	—	8,393	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA ALTERNATIVE BETA FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Total Return Swap Contracts Outstanding at November 30, 2016 (continued)

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Premium Paid ($)	Premium Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Total return on Goldman Sachs Rates and Bonds Time Series Momentum Index C0205(o)	Fixed rate of (0.180%)	11/30/2017	USD	2,302,750	—	—	—	(1,553)
Goldman Sachs International	Total return on Goldman Sachs FX Time Series Momentum Index C0038(g)	Fixed rate of 0.220%	11/30/2017	USD	29,095,084	—	—	—	(80,746)
Goldman Sachs International	Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114(g)	Fixed rate of 0.180%	11/30/2017	USD	1,499,925	—	—	6,101	—
Goldman Sachs International	Total return on Goldman Sachs Risk Premia Basket Series 102 Excess Return Index(m)	Fixed rate of 0.350%	11/30/2017	USD	2,489,997	—	—	—	(11,964)
Goldman Sachs International	Total return on Goldman Sachs Curve Index C0210(l)	Fixed rate of (0.020%)	11/30/2017	USD	10,023,791	—	—	—	(8,514)
JPMorgan	Total return on J.P. Morgan Equity Risk Premium Global Multi-Factor (Long/Short) USD Index, Series 1(d)	Fixed rate of 0.000%	11/30/2017	USD	6,428,180	—	—	79,601	—
Morgan Stanley	Total return on Morgan Stanley SmartInvest Alpha Index(p)	Fixed rate of 0.750%	11/30/2017	USD	26,713,999	—	—	51,616	—
Morgan Stanley	Total return on Morgan Stanley VolNet PremiumPlus2 Index(q)	Fixed rate of 0.800%	11/30/2017	USD	41,712,546	—	—	172,740	—
Total						191,550	—	6,140,342	(4,820,467)

(a)  Underlying assets of this index include credit default swaps on high yield, investment grade, and foreign indices.

(b)  Underlying assets of this index include long/short domestic commodity futures.

(c)  Underlying assets of this index include interest rate swaps of 2 year and 10 year durations.

(d)  Underlying assets of this index include long/short foreign and domestic equities.

(e)  Underlying assets of this index include long foreign and domestic equities and a short domestic ETF.

(f)  Underlying assets of this index include USD and long/short foreign currencies.

(g)  Underlying assets of this index include forward foreign currency exchange contracts.

(h)  Underlying assets of this index include options on foreign and domestic indices and ETF.

(i)  Underlying assets of this index include foreign exchange currency options.

(j)  Underlying assets of this index include long/short commodity futures and forward foreign currency exchange contracts.

(k)  Underlying assets of this index include long futures on treasuries and short options on treasuries.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA ALTERNATIVE BETA FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Total Return Swap Contracts Outstanding at November 30, 2016 (continued)

(l)  Underlying assets of this index include foreign and domestic bond futures.

(m)  Underlying assets of this index include forward foreign currency exchange contracts, long/short commodity futures, long/short foreign and domestic bond futures, options on long/short commodity futures, options on foreign and domestic indices and long/short foreign and domestic equities.

(n)  Underlying assets of this index include long/short options on a domestic index and long/short futures and options on commodities.

(o)  Underlying assets of this index include long/short foreign and domestic bond futures.

(p)  Underlying assets of this index include long domestic equities and a short domestic index.

(q)  Underlying assets of this index include long/short puts and calls on a domestic index.

Notes to Consolidated Portfolio of Investments

(a)  The rate shown is the seven-day current annualized yield at November 30, 2016.

(b)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Commodity Strategy Fund, Class I Shares	5,583,831	2,445,000	(7,841,650)	(187,181)	—	—	—	—
Columbia Real Estate Equity Fund, Class I Shares	1,368,927	1,590,737	(2,942,920)	(16,744)	—	12,989	23,822	—
Columbia Short-Term Cash Fund	93,039,309	396,420,542	(158,237,513)	(49)	331,222,289	—	393,585	331,255,411
Total	99,992,067	400,456,279	(169,022,083)	(203,974)	331,222,289	12,989	417,407	331,255,411

Currency Legend

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA ALTERNATIVE BETA FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Fair Value Measurements (continued)

affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Investments measured at net asset value
Money Market Funds	—	—	—	331,255,411
Total Investments	—	—	—	331,255,411
Derivatives
Assets
Swap Contracts	—	—	6,140,342	6,140,342
Liabilities
Swap Contracts	—	—	(4,820,467)	(4,820,467)
Total	—	—	1,319,875	332,575,286
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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13

COLUMBIA ALTERNATIVE BETA FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Fair Value Measurements (continued)

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain swap contracts classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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COLUMBIA ALTERNATIVE BETA FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

November 30, 2016 (Unaudited)

Assets
Investments, at value
Affiliated issuers (identified cost $331,222,289)	$331,255,411
Cash collateral held at broker	1,060,000
Unrealized appreciation on swap contracts	6,140,342
Premiums paid on outstanding swap contracts	191,550
Receivable for:
Investments sold	9,394
Capital shares sold	4,583,663
Dividends	119,712
Prepaid expenses	1,426
Trustees' deferred compensation plan	9,945
Other assets	3,048
Total assets	343,374,491
Liabilities
Due to custodian	11,066
Unrealized depreciation on swap contracts	4,820,467
Payable for:
Investments purchased	16,243
Capital shares purchased	957,957
Management services fees	6,892
Distribution and/or service fees	2,156
Transfer agent fees	43,045
Compensation of board members	1,445
Chief compliance officer expenses	11
Other expenses	51,699
Trustees' deferred compensation plan	9,945
Total liabilities	5,920,926
Net assets applicable to outstanding capital stock	$337,453,565
Represented by
Paid-in capital	$355,165,590
Excess of distributions over net investment income	(645,819)
Accumulated net realized loss	(18,419,203)
Unrealized appreciation (depreciation) on:
Investments — affiliated issuers	33,122
Swap contracts	1,319,875
Total — representing net assets applicable to outstanding capital stock	$337,453,565

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA ALTERNATIVE BETA FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2016 (Unaudited)

Class A
Net assets	$15,354,175
Shares outstanding	1,692,477
Net asset value per share	$9.07
Maximum offering price per share(a)	$9.62
Class C
Net assets	$1,553,790
Shares outstanding	172,719
Net asset value per share	$9.00
Class I
Net assets	$20,760,839
Shares outstanding	2,277,059
Net asset value per share	$9.12
Class R
Net assets	$9,042
Shares outstanding	1,000
Net asset value per share	$9.04
Class R4
Net assets	$938,321
Shares outstanding	103,109
Net asset value per share	$9.10
Class R5
Net assets	$93,919
Shares outstanding	10,317
Net asset value per share	$9.10
Class W
Net assets	$295,373,289
Shares outstanding	32,582,939
Net asset value per share	$9.07
Class Y
Net assets	$9,115
Shares outstanding	1,000
Net asset value per share(b)	$9.11
Class Z
Net assets	$3,361,075
Shares outstanding	370,033
Net asset value per share	$9.08

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA ALTERNATIVE BETA FUND

CONSOLIDATED STATEMENT OF OPERATIONS

Six Months Ended November 30, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$26,623
Dividends — affiliated issuers	417,407
Total income	444,030
Expenses:
Management services fees	1,617,509
Distribution and/or service fees
Class A	21,668
Class C	9,959
Class R	23
Class W	282,888
Transfer agent fees
Class A	18,381
Class C	2,123
Class R	10
Class R4	1,034
Class R5	4
Class W	237,325
Class Z	3,775
Compensation of board members	13,278
Custodian fees	12,802
Printing and postage fees	40,788
Registration fees	58,682
Audit fees	25,610
Legal fees	3,373
Chief compliance officer expenses	51
Other	12,326
Total expenses	2,361,609
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(394,801)
Total net expenses	1,966,808
Net investment loss	(1,522,778)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	872,395
Investments — affiliated issuers	(203,974)
Capital gain distributions from underlying affiliated funds	12,989
Foreign currency translations	10,380
Forward foreign currency exchange contracts	1,085
Swap contracts	(11,378,121)
Net realized loss	(10,685,246)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	172,256
Investments — affiliated issuers	701,885
Forward foreign currency exchange contracts	4,155
Swap contracts	984,208
Net change in unrealized appreciation	1,862,504
Net realized and unrealized loss	(8,822,742)
Net decrease in net assets from operations	$(10,345,520)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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COLUMBIA ALTERNATIVE BETA FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
Operations
Net investment income (loss)	$(1,522,778)	$466,034
Net realized loss	(10,685,246)	(4,513,083)
Net change in unrealized appreciation (depreciation)	1,862,504	(2,424,842)
Net decrease in net assets resulting from operations	(10,345,520)	(6,471,891)
Distributions to shareholders
Net investment income
Class A	—	(111,301)
Class C	—	(3,424)
Class I	—	(182,360)
Class R	—	(44)
Class R4	—	(7,948)
Class R5	—	(78)
Class W	—	(688,958)
Class Y	—	(81)
Class Z	—	(5,611)
Total distributions to shareholders	—	(999,805)
Increase in net assets from capital stock activity	133,400,938	45,354,149
Total increase in net assets	123,055,418	37,882,453
Net assets at beginning of period	214,398,147	176,515,694
Net assets at end of period	$337,453,565	$214,398,147
Undistributed (excess of distributions over) net investment income	$(645,819)	$876,959

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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COLUMBIA ALTERNATIVE BETA FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	255,584	2,374,175	2,457,215	23,500,707
Distributions reinvested	—	—	11,784	111,243
Redemptions	(533,621)	(4,931,195)	(952,381)	(8,922,663)
Net increase (decrease)	(278,037)	(2,557,020)	1,516,618	14,689,287
Class C shares
Subscriptions	17,687	163,945	162,526	1,549,976
Distributions reinvested	—	—	362	3,408
Redemptions	(87,018)	(802,094)	(15,673)	(147,665)
Net increase (decrease)	(69,331)	(638,149)	147,215	1,405,719
Class I shares
Distributions reinvested	—	—	19,289	182,279
Net increase	—	—	19,289	182,279
Class R4 shares
Subscriptions	21,262	198,971	116,664	1,119,304
Distributions reinvested	—	—	832	7,850
Redemptions	(25,111)	(233,248)	(11,538)	(107,865)
Net increase (decrease)	(3,849)	(34,277)	105,958	1,019,289
Class R5 shares
Subscriptions	10,673	96,640	—	—
Redemptions	(1,356)	(12,529)	—	—
Net increase	9,317	84,111	—	—
Class W shares
Subscriptions	19,970,321	184,449,179	8,593,180	80,645,108
Distributions reinvested	—	—	73,054	688,900
Redemptions	(5,171,226)	(47,948,090)	(2,478,236)	(23,456,091)
Net increase	14,799,095	136,501,089	6,187,998	57,877,917
Class Z shares
Subscriptions	102,449	959,643	414,721	3,884,973
Distributions reinvested	—	—	573	5,411
Redemptions	(98,424)	(914,459)	(3,568,786)	(33,710,726)
Net increase (decrease)	4,025	45,184	(3,153,492)	(29,820,342)
Total net increase	14,461,220	133,400,938	4,823,586	45,354,149

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA ALTERNATIVE BETA FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended November 30, 2016		Year Ended May 31,
Class A	(Unaudited)		2016	2015(a)
Per share data
Net asset value, beginning of period	$9.43		$9.85	$10.00
Income from investment operations:
Net investment income (loss)	(0.05)		0.05	(0.05)
Net realized and unrealized loss	(0.31)		(0.41)	(0.10)
Total from investment operations	(0.36)		(0.36)	(0.15)
Less distributions to shareholders:
Net investment income	—		(0.06)	—
Total distributions to shareholders	—		(0.06)	—
Net asset value, end of period	$9.07		$9.43	$9.85
Total return	(3.82%)		(3.67%)	(1.50%)
Ratios to average net assets(b)
Total gross expenses	1.79	%(c)	2.09%	2.08	%(c)
Total net expenses(d)	1.49	%(c)	1.39%	1.50	%(c)
Net investment income (loss)	(1.18	%)(c)	0.49%	(1.42	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$15,354		$18,579	$4,470
Portfolio turnover	38%		32%	28%

Notes to Consolidated Financial Highlights

(a)  Based on operations from January 28, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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COLUMBIA ALTERNATIVE BETA FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class C	(Unaudited)		2016	2015(a)
Per share data
Net asset value, beginning of period	$9.38		$9.83	$10.00
Income from investment operations:
Net investment loss	(0.09)		(0.03)	(0.07)
Net realized and unrealized loss	(0.29)		(0.40)	(0.10)
Total from investment operations	(0.38)		(0.43)	(0.17)
Less distributions to shareholders:
Net investment income	—		(0.02)	—
Total distributions to shareholders	—		(0.02)	—
Net asset value, end of period	$9.00		$9.38	$9.83
Total return	(4.05%)		(4.42%)	(1.70%)
Ratios to average net assets(b)
Total gross expenses	2.55	%(c)	2.84%	2.83	%(c)
Total net expenses(d)	2.25	%(c)	2.14%	2.25	%(c)
Net investment loss	(1.94	%)(c)	(0.34%)	(2.18	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$1,554		$2,272	$932
Portfolio turnover	38%		32%	28%

Notes to Consolidated Financial Highlights

(a)  Based on operations from January 28, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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COLUMBIA ALTERNATIVE BETA FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class I	(Unaudited)		2016	2015(a)
Per share data
Net asset value, beginning of period	$9.46		$9.86	$10.00
Income from investment operations:
Net investment income (loss)	(0.04)		0.07	(0.03)
Net realized and unrealized loss	(0.30)		(0.39)	(0.11)
Total from investment operations	(0.34)		(0.32)	(0.14)
Less distributions to shareholders:
Net investment income	—		(0.08)	—
Total distributions to shareholders	—		(0.08)	—
Net asset value, end of period	$9.12		$9.46	$9.86
Total return	(3.59%)		(3.24%)	(1.40%)
Ratios to average net assets(b)
Total gross expenses	1.32	%(c)	1.57%	1.58	%(c)
Total net expenses(d)	1.07	%(c)	0.99%	1.11	%(c)
Net investment income (loss)	(0.76	%)(c)	0.73%	(0.98	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$20,761		$21,531	$22,263
Portfolio turnover	38%		32%	28%

Notes to Consolidated Financial Highlights

(a)  Based on operations from January 28, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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COLUMBIA ALTERNATIVE BETA FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class R	(Unaudited)		2016	2015(a)
Per share data
Net asset value, beginning of period	$9.41		$9.84	$10.00
Income from investment operations:
Net investment income (loss)	(0.07)		0.01	(0.05)
Net realized and unrealized loss	(0.30)		(0.40)	(0.11)
Total from investment operations	(0.37)		(0.39)	(0.16)
Less distributions to shareholders:
Net investment income	—		(0.04)	—
Total distributions to shareholders	—		(0.04)	—
Net asset value, end of period	$9.04		$9.41	$9.84
Total return	(3.93%)		(3.92%)	(1.60%)
Ratios to average net assets(b)
Total gross expenses	2.04	%(c)	2.33%	2.33	%(c)
Total net expenses(d)	1.74	%(c)	1.64%	1.73	%(c)
Net investment income (loss)	(1.42	%)(c)	0.09%	(1.59	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$9		$9	$10
Portfolio turnover	38%		32%	28%

Notes to Consolidated Financial Highlights

(a)  Based on operations from January 28, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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COLUMBIA ALTERNATIVE BETA FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class R4	(Unaudited)		2016	2015(a)
Per share data
Net asset value, beginning of period	$9.45		$9.86	$10.00
Income from investment operations:
Net investment income (loss)	(0.04)		0.19	(0.04)
Net realized and unrealized loss	(0.31)		(0.53)	(0.10)
Total from investment operations	(0.35)		(0.34)	(0.14)
Less distributions to shareholders:
Net investment income	—		(0.07)	—
Total distributions to shareholders	—		(0.07)	—
Net asset value, end of period	$9.10		$9.45	$9.86
Total return	(3.70%)		(3.42%)	(1.40%)
Ratios to average net assets(b)
Total gross expenses	1.54	%(c)	1.83%	1.80	%(c)
Total net expenses(d)	1.24	%(c)	1.12%	1.23	%(c)
Net investment income (loss)	(0.92	%)(c)	2.03%	(1.09	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$938		$1,010	$10
Portfolio turnover	38%		32%	28%

Notes to Consolidated Financial Highlights

(a)  Based on operations from January 28, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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COLUMBIA ALTERNATIVE BETA FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class R5	(Unaudited)		2016	2015(a)
Per share data
Net asset value, beginning of period	$9.45		$9.86	$10.00
Income from investment operations:
Net investment income (loss)	(0.02)		0.07	(0.03)
Net realized and unrealized loss	(0.33)		(0.40)	(0.11)
Total from investment operations	(0.35)		(0.33)	(0.14)
Less distributions to shareholders:
Net investment income	—		(0.08)	—
Total distributions to shareholders	—		(0.08)	—
Net asset value, end of period	$9.10		$9.45	$9.86
Total return	(3.70%)		(3.37%)	(1.40%)
Ratios to average net assets(b)
Total gross expenses	1.33	%(c)	1.62%	1.63	%(c)
Total net expenses(d)	1.08	%(c)	1.04%	1.17	%(c)
Net investment income (loss)	(0.51	%)(c)	0.69%	(1.03	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$94		$9	$10
Portfolio turnover	38%		32%	28%

Notes to Consolidated Financial Highlights

(a)  Based on operations from January 28, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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COLUMBIA ALTERNATIVE BETA FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class W	(Unaudited)		2016	2015(a)
Per share data
Net asset value, beginning of period	$9.42		$9.84	$10.00
Income from investment operations:
Net investment income (loss)	(0.05)		0.02	(0.05)
Net realized and unrealized loss	(0.30)		(0.38)	(0.11)
Total from investment operations	(0.35)		(0.36)	(0.16)
Less distributions to shareholders:
Net investment income	—		(0.06)	—
Total distributions to shareholders	—		(0.06)	—
Net asset value, end of period	$9.07		$9.42	$9.84
Total return	(3.72%)		(3.68%)	(1.60%)
Ratios to average net assets(b)
Total gross expenses	1.77	%(c)	2.09%	2.07	%(c)
Total net expenses(d)	1.47	%(c)	1.38%	1.48	%(c)
Net investment income (loss)	(1.15	%)(c)	0.24%	(1.35	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$295,373		$167,528	$114,125
Portfolio turnover	38%		32%	28%

Notes to Consolidated Financial Highlights

(a)  Based on operations from January 28, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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COLUMBIA ALTERNATIVE BETA FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class Y	(Unaudited)		2016	2015(a)
Per share data
Net asset value, beginning of period	$9.45		$9.86	$10.00
Income from investment operations:
Net investment income (loss)	(0.04)		0.07	(0.03)
Net realized and unrealized loss	(0.30)		(0.40)	(0.11)
Total from investment operations	(0.34)		(0.33)	(0.14)
Less distributions to shareholders:
Net investment income	—		(0.08)	—
Total distributions to shareholders	—		(0.08)	—
Net asset value, end of period	$9.11		$9.45	$9.86
Total return	(3.60%)		(3.34%)	(1.40%)
Ratios to average net assets(b)
Total gross expenses	1.33	%(c)	1.57%	1.58	%(c)
Total net expenses(d)	1.07	%(c)	0.99%	1.12	%(c)
Net investment income (loss)	(0.76	%)(c)	0.72%	(0.98	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$9		$9	$10
Portfolio turnover	38%		32%	28%

Notes to Consolidated Financial Highlights

(a)  Based on operations from January 28, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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27

COLUMBIA ALTERNATIVE BETA FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class Z	(Unaudited)		2016	2015(a)
Per share data
Net asset value, beginning of period	$9.43		$9.86	$10.00
Income from investment operations:
Net investment loss	(0.04)		(0.06)	(0.04)
Net realized and unrealized loss	(0.31)		(0.30)	(0.10)
Total from investment operations	(0.35)		(0.36)	(0.14)
Less distributions to shareholders:
Net investment income	—		(0.07)	—
Total distributions to shareholders	—		(0.07)	—
Net asset value, end of period	$9.08		$9.43	$9.86
Total return	(3.71%)		(3.63%)	(1.40%)
Ratios to average net assets(b)
Total gross expenses	1.54	%(c)	1.84%	1.83	%(c)
Total net expenses(d)	1.24	%(c)	1.12%	1.23	%(c)
Net investment loss	(0.92	%)(c)	(0.56%)	(1.09	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$3,361		$3,450	$34,686
Portfolio turnover	38%		32%	28%

Notes to Consolidated Financial Highlights

(a)  Based on operations from January 28, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016
28

COLUMBIA ALTERNATIVE BETA FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

November 30, 2016 (Unaudited)

Note 1. Organization

Columbia Alternative Beta Fund (formerly known as Columbia Adaptive Alternatives Fund) (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective October 1, 2016, Columbia Adaptive Alternatives Fund was renamed Columbia Alternative Beta Fund.

Prior to October 1, 2016, the Fund invested significantly in Class I shares of affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates as well as third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds).

Basis for Consolidation

CAAF Offshore Fund, Ltd. (the Subsidiary) is a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund's investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of the Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and the respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.

At November 30, 2016, the Subsidiary financial statement information is as follows:

% of consolidated fund net assets	15.68%
Net assets	$52,926,909
Net investment income (loss)	(179,990)
Net realized gain (loss)	(4,075,822)
Net change in unrealized appreciation (depreciation)	(283,465)

The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiary on a consolidated basis.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class I, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

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COLUMBIA ALTERNATIVE BETA FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees (the Board). If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Consolidated Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Consolidated Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary

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30

COLUMBIA ALTERNATIVE BETA FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

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COLUMBIA ALTERNATIVE BETA FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Consolidated Statement of Assets and Liabilities.

Swap Contracts

Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund's counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commissions merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments and cash deposited is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has less credit exposure to the

FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities.

Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.

Total Return Swap Contracts

The Fund entered into total return swap contracts to manage long or short exposure to the total return on a reference security index in return for periodic payments based on a fixed or variable interest rate. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security, instrument, or other asset or index or market without owning, taking physical custody of, or short selling any such security, instrument or asset in a market.

Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses). Total return swap contracts are subject to the risk associated with the investment in the underlying reference security, instrument or asset. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference security, instrument or asset. This risk may be offset if the Fund holds any of the underlying reference security, instrument or asset. The risk in the case of long total return swap contracts is limited to the current notional amount of the total return swap contract.

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COLUMBIA ALTERNATIVE BETA FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at November 30, 2016:

Asset Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	1,180,579	*
Credit risk	Premiums paid on outstanding swap contracts	151,144
Equity risk	Net assets — unrealized appreciation on swap contracts	1,301,752	*
Equity risk	Premiums paid on outstanding swap contracts	20,442
Foreign exchange risk	Net assets — unrealized appreciation on swap contracts	1,364,558	*
Interest rate risk	Net assets — unrealized appreciation on swap contracts	343,022	*
Interest rate risk	Premiums paid on outstanding swap contracts	19,964
Commodity- related investment risk	Net assets — unrealized appreciation on swap contracts	1,950,431	*
Total		6,331,892
Liability Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	4,998	*
Equity risk	Net assets — unrealized depreciation on swap contracts	1,241,924	*
Foreign exchange risk	Net assets — unrealized depreciation on swap contracts	638,931	*
Interest rate risk	Net assets — unrealized depreciation on swap contracts	273,460	*
Commodity- related investment risk	Net assets — unrealized depreciation on swap contracts	2,661,154	*
Total		4,820,467

*Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended November 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Swap Contracts ($)	Total ($)
Commodity-related investment risk	—	(125,230)	(125,230)
Credit risk	—	(268,108)	(268,108)
Equity risk	—	(6,684,180)	(6,684,180)
Foreign exchange risk	1,085	391,702	392,787
Interest rate risk	—	(4,692,305)	(4,692,305)
Total	1,085	(11,378,121)	(11,377,036)

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COLUMBIA ALTERNATIVE BETA FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Swap Contracts ($)	Total ($)
Commodity-related investment risk	—	(1,018,966)	(1,018,966)
Credit risk	—	1,251,848	1,251,848
Equity risk	—	147,963	147,963
Foreign exchange risk	4,155	575,999	580,154
Interest rate risk	—	27,364	27,364
Total	4,155	984,208	988,363

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended November 30, 2016:

Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	41,951	(24,415)

*Based on the daily outstanding amounts for the six months ended November 30, 2016.

Derivative Instrument	Average Unrealized Appreciation ($)**	Average Unrealized Depreciation ($)**
Total return swap contracts	4,133,810	(4,524,588)

**Based on the ending quarterly outstanding amounts for the six months ended November 30, 2016.

Offsetting of Assets and Liabilities

The following table presents the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of November 30, 2016:

	Barclays ($)(a)	Barclays ($)(a)	Deutsche Bank ($)	Goldman Sachs International ($)(a)	Goldman Sachs International ($)(a)	JPMorgan ($)	Morgan Stanley ($)	Morgan Stanley ($)(a)	Total ($)
Assets
OTC total return swap contracts(b)	1,180,578	1,935,627	1,269,441	936,704	514,035	79,601	51,616	172,740	6,140,342
Liabilities
OTC total return swap contracts(b)	195,554	2,299,470	371,465	1,580,330	373,648	—	—	—	4,820,467
Total Financial and Derivative Net Assets	985,024	(363,843)	897,976	(643,626)	140,387	79,601	51,616	172,740	1,319,875
Total collateral received (pledged)(c)	985,024	—	600,000	(643,626)	140,387	—	51,616	172,740	1,306,141
Net Amount(d)	—	(363,843)	297,976	—	—	79,601	—	—	13,734

(a) Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.

(b) Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

(c) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(d) Represents the net amount due from/(to) counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

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COLUMBIA ALTERNATIVE BETA FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with the Investment Manager, a wholly-owned subsidiary of Ameriprise Financial. Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. Effective October 1, 2016, the management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.96% to 0.93% as the Fund's net assets increase. Prior to October 1, 2016, the management services fee was equal to a percentage of the Fund's average daily net assets that declined from 1.33% to 1.30% as the Fund's net assets increased.

Effective October 1, 2016, the Investment Manager has contractually agreed to waive 0.21% of the management fee through September 30, 2019. Prior to October 1, 2016, the Investment Manager contractually agreed to waive 0.10% of the management fee. The annualized effective management fee rate, net of fee waivers, for the six months ended November 30, 2016 was 1.03% of the Fund's average daily net assets.

Prior to October 1, 2016, in addition to the fees and expenses which the Fund bore directly, the Fund indirectly bore a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invested. Because the Underlying Funds had varied expense and fee levels and the Fund had owned different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund varied. These expenses are not reflected in the expenses shown in the Consolidated Statement of Operations and are not included in the ratios to average net assets shown in the Consolidated Financial Highlights.

Subadvisory Agreement

The Fund's Board has approved a subadvisory agreement between the Investment Manager and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial. As of November 30, 2016, Threadneedle is not providing services to the Fund pursuant to the subadvisory agreement.

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COLUMBIA ALTERNATIVE BETA FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to Class R5 shares. Total transfer agency fees for Class I and Class Y shares are subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to each share class. Prior to January 1, 2017, total transfer agency fees for Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Class I and Class Y shares did not pay transfer agency fees.

For the six months ended November 30, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.21%
Class C	0.21
Class R	0.21
Class R4	0.21
Class R5	0.05
Class W	0.21
Class Z	0.21

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Consolidated Statement of Operations. For the six months ended November 30, 2016, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

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COLUMBIA ALTERNATIVE BETA FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class C, Class R and Class W shares of the Fund, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $12,754 for Class A and $47 for Class C shares for the six months ended November 30, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective October 1, 2016, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

October 1, 2016 Through September 30, 2017
Class A	1.38%
Class C	2.13
Class I	0.96
Class R	1.63
Class R4	1.13
Class R5	1.01
Class W	1.38
Class Y	0.96
Class Z	1.13

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Reflected in the cap commitments is the Investment Manager's contractual agreement to waive 0.21% of its management fee, with this waiver agreement in effect through September 30, 2019, unless sooner terminated at the sole discretion of the Board.

Prior to October 1, 2016, the Investment Manager and certain of its affiliates had contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, so that the Fund's net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Prior to October 1, 2016
Class A	2.85%
Class C	3.60
Class I	2.45
Class R	3.10
Class R4	2.60
Class R5	2.50
Class W	2.85
Class Y	2.45
Class Z	2.60

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses were excluded from the

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COLUMBIA ALTERNATIVE BETA FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

waiver/reimbursement commitment, and therefore were paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short by the Fund and an unaffiliated mutual fund directly invested in by the Fund since November 24, 2015 through September 27, 2016, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above were not recoverable by the Investment Manager or its affiliates in future periods. The annual rates in the table above included the contractual waiver of 0.10% of the management fee through September 30, 2016, as described above.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2016, the cost of investments for federal income tax purposes was approximately $331,222,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$33,000
Unrealized depreciation	—
Net unrealized appreciation	$33,000

The following capital loss carryforwards, determined as of May 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
No expiration — short-term	5,826,674
No expiration — long-term	485,126
Total	6,311,800

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $28,556,875 and $150,451,477, respectively, for the six months ended November 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Consolidated Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than

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38

COLUMBIA ALTERNATIVE BETA FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations.

The Fund had no borrowings during the six months ended November 30, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At November 30, 2016, affiliated shareholders of record owned 99.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Derivatives Risk

Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
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COLUMBIA ALTERNATIVE BETA FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT

On June 10, 2016, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) and the Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and Threadneedle International Limited (the Subadviser) with respect to Columbia Alternative Beta Fund (the Fund), a series of the Trust (formerly, Columbia Adaptive Alternatives Fund). As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement and the Subadvisory Agreement (collectively, the Agreements).

In connection with their deliberations regarding the continuation of the Management Agreement and the Subadvisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 8, 2016, April 27, 2016 and June 9, 2016 and at Board meetings held on March 9, 2016 and June 10, 2016. In addition, the Board considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2016, the Committee recommended that the Board approve the continuation of the Management Agreement and the Subadvisory Agreement. On June 10, 2016, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreement for the Fund. On August 16, 2016, the Committee recommended that the Board approve a proposed reduction in the management fee rate of the Fund under the Management Agreement. On August 17, 2016, the Board unanimously approved the proposed reduction in the management fee rate of the Fund under the Management Agreement.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement and the Subadvisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement and the Subadvisory Agreement for the Fund, or by the Committee and the Board in recommending for approval or approving the reduced management fee rate under the Management Agreement, as applicable, included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's management fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund through September 30, 20171 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses,2 and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

1 On August 16-17, 2016, the Committee and the Board, as applicable, considered the Investment Manager's agreement to contractually waive a portion of its management fee through September 30, 2019.

2 On June 10, 2016, the Board considered a contractual limit or cap on operating expenses for the Fund that included acquired fund fees and expenses. On August 17, 2016, the Board considered a revised proposal to contractually limit or cap total operating expenses for the Fund that excluded acquired fund fees and expenses. This proposal reflected changes to the principal investment strategies of the Fund and expenses of comparable mutual funds, as determined by the independent third-party data provider.

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COLUMBIA ALTERNATIVE BETA FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)

•  The terms and conditions of the Agreements;

•  The subadvisory fees to be charged, if any, to the Investment Manager under the Subadvisory Agreement;

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager and the Subadviser under the Agreements, including portfolio management and portfolio trading practices;

•  Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's and the Subadviser's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Agreements

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager, the Subadviser and the Investment Manager's affiliates under the Agreements and under separate agreements for the provision of transfer agency services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager, the Subadviser and the Investment Manager's affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager and the Subadviser, which included consideration of the Investment Manager's and the Subadviser's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. The Board also noted that the Board had approved the Subadviser's code of ethics and compliance program, and that the Chief Compliance Officer of the Funds reports to the Trustees on the Subadviser's compliance program.

The Committee and the Board considered the diligence and selection process undertaken by the Investment Manager to select the Subadviser, including the Investment Manager's rationale for recommending the continuation of the Subadvisory Agreement, and the process for monitoring the Subadviser's ongoing performance of services for the Fund. As part of these deliberations, the Committee and the Board considered the ability of the Investment Manager, subject to the approval of the Board, to modify or enter into new subadvisory agreements without a shareholder vote pursuant to an exemptive order of the Securities and Exchange Commission. The Committee and the Board also considered the scope of services provided to the Fund by the Investment Manager that are distinct from and in addition to those provided by the Subadviser, including cash flow management, treasury services, risk oversight, investment oversight and Subadviser selection, oversight and transition management. After reviewing these and related factors, the Committee and the Board

Semiannual Report 2016
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COLUMBIA ALTERNATIVE BETA FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)

concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Management Agreement and the Subadvisory Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2015, the Fund's performance was in the seventy-second percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons since inception.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser were sufficient, in light of other considerations, to warrant the continuation of the Management Agreement and the Subadvisory Agreement.

Investment Management Fee Rates and Other Expenses

The Committee and the Board considered the management fees charged to the Fund under the Management Agreement and the Subadvisory Agreement, as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund's management fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2015, the Fund's actual management fee and net total expense ratio are ranked in the third and first quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. On August 16-17, 2016, the Committee and the Board considered a proposed reduction in the management fee rate of the Fund under the Management Agreement. The Committee and the Board also considered that the Investment Manager pays the fees of the Subadviser. The Committee and the Board noted that the Subadviser was not currently managing any assets under the Subadvisory Agreement, but that the Investment Manager could, in the future, allocate investments to be managed by the Subadviser. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

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COLUMBIA ALTERNATIVE BETA FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)

The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board received and considered information about the fees charged by the Investment Manager for sub-advisory services provided to comparable unaffiliated funds. In evaluating the Fund's management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the continuation of the Management Agreement and the Subadvisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2015 to profitability levels realized in 2014. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Committee and the Board did not consider the profitability to the Subadviser of its relationship with the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

The Committee and the Board noted that the Subadvisory Agreement did not contain breakpoints. The Committee and the Board noted that absent a shareholder vote, the Investment Manager would bear any increase in fees payable under the Subadvisory Agreement. The Committee and the Board also noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context, and the effect that capacity constraints on a subadviser's ability to manage assets could potentially have on the ability

Semiannual Report 2016
43

COLUMBIA ALTERNATIVE BETA FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)

of the Investment Manager to achieve economies of scale, as new subadvisers may need to be added as the Fund grows, increasing the Investment Manager's cost of compensating and overseeing the Fund's subadvisers.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement and the Subadvisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreement.

Semiannual Report 2016
44

COLUMBIA ALTERNATIVE BETA FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.

Semiannual Report 2016
45

Columbia Alternative Beta Fund

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2017 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR259_05_G01_(01/17)

SEMIANNUAL REPORT

November 30, 2016

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

PRESIDENT'S MESSAGE

Dear Shareholders,

While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the president-elect over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.

While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom's vote to exit the European Union (Brexit), speculation around the Federal Reserve's decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?

Position your portfolio for the reality of market volatility

That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.

Step 1: Review your investment goals

Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what's important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can't control — volatility, and focus on what you can — your investment goals and strategies.

Step 2: Reassess your risk tolerance

Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.

Step 3: Remain calm and focus on your long-term plan

Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.

As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Consolidated Portfolio of Investments	5
Consolidated Statement of Assets and Liabilities	22
Consolidated Statement of Operations	24
Consolidated Statement of Changes in Net Assets	25
Consolidated Financial Highlights	27
Notes to Consolidated Financial Statements	34
Board Consideration and Approval of Management Agreement and Subadvisory Agreement	48
Important Information About This Report	53

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Diversified Absolute Return Fund (the Fund) Class A shares returned -3.02% excluding sales charges for the six-month period that ended November 30, 2016.

■  The Fund underperformed its benchmark, the Citi One-Month U.S. Treasury Bill Index, which returned 0.10% for the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2016)

	Inception	6 Months Cumulative	1 Year	Life
Class A	02/19/15
Excluding sales charges		-3.02	-4.20	-3.38
Including sales charges		-8.63	-9.72	-6.54
Class C	02/19/15
Excluding sales charges		-3.35	-4.86	-4.08
Including sales charges		-4.32	-5.80	-4.08
Class I	02/19/15	-2.80	-3.80	-2.98
Class R4	02/19/15	-2.90	-3.92	-3.11
Class R5	02/19/15	-2.90	-3.82	-3.05
Class W	02/19/15	-3.01	-4.11	-3.32
Class Z	02/19/15	-2.90	-3.92	-3.11
Citi One-Month U.S. Treasury Bill Index		0.10	0.19	0.11

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge (CDSC) for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

The Citi One-Month U.S. Treasury Bill Index is an unmanaged index that measures the rate of return for 30-day U.S. Treasury Bills.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Breakdown — Long Positions (%) (at November 30, 2016)
Common Stocks	34.9
Exchange-Traded Funds	16.9
Short-Term Investments Segregated in Connection with Open Derivatives Contracts(a)	68.1
Total	119.9

Percentages indicated are based upon total investments, net of investments sold short. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds (amounting to $50.4 million) which have been segregated to cover obligations relating to the Fund's investment in derivatives which provide exposure to multiple markets. For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Consolidated Portfolio of Investments and Note 2 to the Notes to Consolidated Financial Statements.

Portfolio Breakdown — Short Positions (%) (at November 30, 2016)
Common Stocks	(19.9)
Total	(19.9)

Percentages indicated are based upon total investments, net of investments sold short. The Fund's portfolio composition is subject to change.

Market Exposure Through Derivatives Investments (% of notional exposure) (at November 30, 2016)(a)

Fixed Income Derivative Contracts	(30.3)
Equity Derivative Contracts	49.9
Foreign Currency Derivative Contracts	(119.6)
Total Notional Market Value of Derivative Contracts	(100.0)

(a) The Fund has market exposure (long and/or short) to fixed income and equity asset classes and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Consolidated Portfolio of Investments, and Note 2 to the Notes to Consolidated Financial Statements.

Portfolio Management

Jeffrey Knight, CFA

William Landes, Ph.D.

Kent Peterson, Ph.D.

Brian Virginia

Joshua Kutin, CFA

Semiannual Report 2016

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2016 – November 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	969.80	1,013.29	11.60	11.86	2.35
Class C	1,000.00	1,000.00	966.50	1,009.43	15.38	15.72	3.12
Class I	1,000.00	1,000.00	972.00	1,015.44	9.49	9.70	1.92
Class R4	1,000.00	1,000.00	971.00	1,014.59	10.33	10.56	2.09
Class R5	1,000.00	1,000.00	971.00	1,015.14	9.78	10.00	1.98
Class W	1,000.00	1,000.00	969.90	1,013.34	11.56	11.81	2.34
Class Z	1,000.00	1,000.00	971.00	1,014.44	10.47	10.71	2.12

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and/or to reimburse certain expenses until September 30, 2017, unless sooner terminated at the sole discretion of the Fund's Board, such that net expenses, subject to applicable exclusions, will not exceed 1.65% for Class A, 2.40% for Class C, 1.20% for Class I, 1.40% for Class R4, 1.25% for Class R5, 1.65% for Class W and 1.40% for Class Z. Any amounts waived will not be reimbursed by the Fund. This change was effective October 1, 2016. If this change had been in place for the entire six month period ended November 30, 2016, the actual expenses paid would have been $11.46 for Class A, $15.13 for Class C, $9.24 for Class I, $10.23 for Class R4, $9.49 for Class R5, $11.46 for Class W and $10.23 for Class Z; and the hypothetical expenses paid would have been $11.71 for Class A, $15.47 for Class C, $9.45 for Class I, $10.45 for Class R4, $9.70 for Class R5, $11.71 for Class W and $10.45 for Class Z.

Semiannual Report 2016

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

November 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 31.8%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 4.9%
Auto Components 0.1%
Magna International, Inc.(a)	1,563	63,223
Hotels, Restaurants & Leisure 0.9%
Darden Restaurants, Inc.(a)	2,856	209,345
International Game Technology PLC(a)	7,779	200,543
Norwegian Cruise Line Holdings Ltd.(a)(b)	3,399	135,314
Yum China Holdings, Inc.(a)(b)	3,391	95,355
Yum! Brands, Inc.	1,693	107,319
Total		747,876
Household Durables 0.3%
Mohawk Industries, Inc.(a)(b)	541	106,815
Newell Brands, Inc.(a)	4,081	191,848
Total		298,663
Internet & Direct Marketing Retail 1.3%
Amazon.com, Inc.(a)(b)	737	553,170
Ctrip.com International Ltd., ADR(a)(b)	4,248	192,137
Expedia, Inc.(a)	1,039	128,888
Liberty Interactive Corp., Class A(a)(b)	7,653	158,494
Total		1,032,689
Media 0.9%
Comcast Corp., Class A(a)	5,517	383,487
DISH Network Corp., Class A(a)(b)	3,323	190,906
Liberty Global PLC, Class A(a)(b)	4,325	135,459
Total		709,852
Multiline Retail 0.2%
Kohl's Corp.	413	22,232
Macy's, Inc.(a)	2,737	115,501
Total		137,733
Specialty Retail 1.0%
Burlington Stores, Inc.(a)(b)	1,772	155,794
Foot Locker, Inc.(a)	1,796	128,719
Home Depot, Inc. (The)	2,941	380,565
Urban Outfitters, Inc.(a)(b)	1,852	58,523
Williams-Sonoma, Inc.(a)	2,189	119,914
Total		843,515
Textiles, Apparel & Luxury Goods 0.2%
PVH Corp.(a)	1,177	124,691
Sequential Brands Group, Inc.(b)	7,087	36,286
Total		160,977
Total Consumer Discretionary		3,994,528

Common Stocks (continued)

Issuer	Shares	Value ($)
CONSUMER STAPLES 3.1%
Beverages 0.5%
Constellation Brands, Inc., Class A(a)	719	108,670
Molson Coors Brewing Co., Class B(a)	849	83,227
PepsiCo, Inc.(a)	1,961	196,296
Total		388,193
Food & Staples Retailing 0.7%
Costco Wholesale Corp.(a)	982	147,408
Kroger Co. (The)	3,233	104,426
Rite Aid Corp.(a)(b)	24,156	192,282
SYSCO Corp.(a)	2,351	125,190
Total		569,306
Food Products 0.8%
General Mills, Inc.(a)	1,461	89,033
Hershey Co. (The)(a)	1,032	99,733
Mondelez International, Inc., Class A(a)	3,546	146,237
Pilgrim's Pride Corp.(a)	9,171	161,501
Tyson Foods, Inc., Class A(a)	3,285	186,621
Total		683,125
Personal Products 0.5%
Estee Lauder Companies, Inc. (The), Class A	918	71,329
Herbalife Ltd.(a)(b)	2,937	144,001
Nu Skin Enterprises, Inc., Class A(a)	3,882	202,563
Total		417,893
Tobacco 0.6%
Altria Group, Inc.(a)	2,817	180,091
Philip Morris International, Inc.(a)	2,585	228,204
Reynolds American, Inc.(a)	1,334	72,169
Total		480,464
Total Consumer Staples		2,538,981
ENERGY 2.3%
Energy Equipment & Services 0.4%
Baker Hughes, Inc.(a)	1,722	110,776
Halliburton Co.(a)	1,723	91,474
Schlumberger Ltd.(a)	1,712	143,894
Total		346,144
Oil, Gas & Consumable Fuels 1.9%
Anadarko Petroleum Corp.(a)	1,617	111,816
BP PLC, ADR	3,416	119,594

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Cabot Oil & Gas Corp.(a)	1,162	25,704
Canadian Natural Resources Ltd.	1,822	61,529
Cimarex Energy Co.(a)	432	59,564
Continental Resources, Inc.(a)(b)	977	56,676
Devon Energy Corp.(a)	2,534	122,468
EOG Resources, Inc.(a)	683	70,021
Exxon Mobil Corp.(a)	1,547	135,053
Hess Corp.(a)	1,379	77,169
Kinder Morgan, Inc.	2,187	48,551
Marathon Petroleum Corp.(a)	1,058	49,747
Noble Energy, Inc.(a)	2,407	91,851
Occidental Petroleum Corp.(a)	711	50,737
Suncor Energy, Inc.(a)	5,554	176,951
Valero Energy Corp.(a)	1,132	69,686
World Fuel Services Corp.(a)	3,979	176,906
Total		1,504,023
Total Energy		1,850,167
FINANCIALS 4.3%
Banks 1.4%
Bank of America Corp.(a)	11,167	235,847
BankUnited, Inc.(a)	3,208	113,659
Citigroup, Inc.(a)	3,743	211,068
Fifth Third Bancorp(a)	4,561	118,677
SunTrust Banks, Inc.	2,485	129,096
Wells Fargo & Co.(a)	5,662	299,633
Total		1,107,980
Capital Markets 0.8%
Bank of New York Mellon Corp. (The)(a)	2,265	107,406
Intercontinental Exchange, Inc.	1,887	104,540
Invesco Ltd.(a)	4,530	141,834
Morgan Stanley(a)	3,240	134,007
S&P Global, Inc.(a)	1,511	179,794
Total		667,581
Consumer Finance 0.4%
Navient Corp.	13,130	226,230
Synchrony Financial	3,419	118,160
Total		344,390
Diversified Financial Services 0.1%
Voya Financial, Inc.	2,170	84,348

Common Stocks (continued)

Issuer	Shares	Value ($)
Insurance 1.3%
Allstate Corp. (The)(a)	3,492	244,161
Amtrust Financial Services, Inc.(a)	4,099	104,361
Lincoln National Corp.(a)	426	27,307
Prudential Financial, Inc.(a)	2,522	253,713
Reinsurance Group of America, Inc.(a)	1,630	198,941
Xl Group Ltd.(a)	4,687	169,341
Total		997,824
Thrifts & Mortgage Finance 0.3%
Radian Group, Inc.(a)	18,370	267,467
Total Financials		3,469,590
HEALTH CARE 3.9%
Biotechnology 1.0%
ACADIA Pharmaceuticals, Inc.(a)(b)	1,556	41,996
Alexion Pharmaceuticals, Inc.(a)(b)	1,914	234,637
Biogen, Inc.(a)(b)	287	84,398
Celgene Corp.(a)(b)	908	107,607
Puma Biotechnology, Inc.(a)(b)	1,413	60,830
Shire PLC, ADR(a)	302	52,729
Spark Therapeutics, Inc.(b)	971	53,415
Ultragenyx Pharmaceutical, Inc.(a)(b)	710	55,586
Vertex Pharmaceuticals, Inc.(a)(b)	1,774	144,776
Total		835,974
Health Care Equipment & Supplies 0.6%
Alere, Inc.(a)(b)	1,891	75,111
Hologic, Inc.(a)(b)	571	21,858
Medtronic PLC(a)	2,287	166,974
Quotient Ltd.(b)	4,068	17,533
Zimmer Biomet Holdings, Inc.(a)	2,399	244,362
Total		525,838
Health Care Providers & Services 1.0%
Aetna, Inc.	1,682	220,073
AmerisourceBergen Corp.(a)	2,006	156,448
CIGNA Corp.(a)	1,230	165,730
WellCare Health Plans, Inc.(a)(b)	1,674	229,372
Total		771,623
Life Sciences Tools & Services 0.2%
Thermo Fisher Scientific, Inc.(a)	926	129,742

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Pharmaceuticals 1.1%
Allergan PLC(a)(b)	564	109,585
Bristol-Myers Squibb Co.(a)	2,382	134,440
Eli Lilly & Co.	2,064	138,536
Mallinckrodt PLC(a)(b)	2,759	145,399
Merck & Co., Inc.(a)	4,040	247,208
Pfizer, Inc.	4,467	143,569
Total		918,737
Total Health Care		3,181,914
INDUSTRIALS 3.3%
Aerospace & Defense 0.4%
Boeing Co. (The)(a)	213	32,069
General Dynamics Corp.(a)	794	139,228
L-3 Communications Holdings, Inc.	1,049	165,501
Total		336,798
Airlines 0.8%
Alaska Air Group, Inc.(a)	3,005	247,222
Delta Air Lines, Inc.(a)	2,889	139,192
United Continental Holdings, Inc.(a)(b)	3,618	249,461
Total		635,875
Industrial Conglomerates 0.2%
Carlisle Companies, Inc.(a)	1,672	187,548
Machinery 1.0%
Cummins, Inc.(a)	1,321	187,291
Ingersoll-Rand PLC(a)	2,476	184,561
Oshkosh Corp.	1,841	128,870
Snap-On, Inc.(a)	648	108,346
Timken Co. (The)(a)	4,406	172,054
Total		781,122
Professional Services 0.4%
Dun & Bradstreet Corp. (The)(a)	918	111,739
ManpowerGroup, Inc.(a)	2,652	226,507
Total		338,246
Road & Rail 0.3%
Union Pacific Corp.(a)	2,136	216,441
Trading Companies & Distributors 0.2%
HD Supply Holdings, Inc.(a)(b)	4,504	176,737
Total Industrials		2,672,767

Common Stocks (continued)

Issuer	Shares	Value ($)
INFORMATION TECHNOLOGY 6.6%
Communications Equipment 0.8%
Cisco Systems, Inc.(a)	7,986	238,143
F5 Networks, Inc.(a)(b)	1,764	248,283
Palo Alto Networks, Inc.(a)(b)	1,087	146,060
Total		632,486
Electronic Equipment, Instruments & Components 0.2%
Zebra Technologies Corp., Class A(a)(b)	2,380	188,139
Internet Software & Services 1.1%
Alphabet, Inc., Class A(a)(b)	723	560,961
MercadoLibre, Inc.(a)	1,127	177,863
VeriSign, Inc.(a)(b)	2,610	205,799
Total		944,623
IT Services 1.2%
Booz Allen Hamilton Holdings Corp.(a)	3,083	116,568
Leidos Holdings, Inc.	3,509	179,661
MasterCard, Inc., Class A(a)	1,821	186,106
Vantiv, Inc., Class A(b)	2,299	129,733
Visa, Inc., Class A(a)	4,363	337,347
Total		949,415
Semiconductors & Semiconductor Equipment 1.2%
Broadcom Ltd.(a)	1,047	178,503
Micron Technology, Inc.(b)	13,816	269,827
NVIDIA Corp.(a)	2,037	187,811
ON Semiconductor Corp.(a)(b)	11,738	138,274
QUALCOMM, Inc.(a)	2,584	176,048
Total		950,463
Software 1.3%
Activision Blizzard, Inc.	3,504	128,281
Electronic Arts, Inc.(a)(b)	1,807	143,187
Microsoft Corp.	4,443	267,735
Mobileye NV(a)(b)	2,437	90,729
Red Hat, Inc.(a)(b)	716	56,643
Salesforce.com, Inc.(a)(b)	2,358	169,776
Workday, Inc., Class A(a)(b)	2,118	178,590
Total		1,034,941
Technology Hardware, Storage & Peripherals 0.8%
Apple, Inc.(a)	4,482	495,351
Electronics for Imaging, Inc.(a)(b)	3,795	165,158
Total		660,509
Total Information Technology		5,360,576
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
MATERIALS 1.5%
Chemicals 0.8%
Albemarle Corp.(a)	525	46,084
Cabot Corp.(a)	3,937	200,511
Dow Chemical Co. (The)(a)	1,990	110,883
Eastman Chemical Co.(a)	813	61,073
EI du Pont de Nemours & Co.(a)	837	61,612
LyondellBasell Industries NV, Class A(a)	643	58,076
Monsanto Co.(a)	437	44,884
PPG Industries, Inc.(a)	916	87,872
Total		670,995
Containers & Packaging 0.1%
International Paper Co.	1,306	63,628
Sealed Air Corp.(a)	1,250	57,000
Total		120,628
Metals & Mining 0.3%
Newmont Mining Corp.	761	24,687
Reliance Steel & Aluminum Co.(a)	1,667	135,194
Steel Dynamics, Inc.(a)	1,648	58,471
Total		218,352
Paper & Forest Products 0.3%
Domtar Corp.(a)	5,678	222,975
Total Materials		1,232,950
REAL ESTATE 0.4%
Equity Real Estate Investment Trusts (REITs) 0.4%
CBL & Associates Properties, Inc.(a)	8,834	104,771
Equity LifeStyle Properties, Inc.(a)	2,451	170,173
Total		274,944
Total Real Estate		274,944
TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services 0.2%
CenturyLink, Inc.(a)	6,660	156,643
Total Telecommunication Services		156,643
UTILITIES 1.3%
Electric Utilities 0.4%
American Electric Power Co., Inc.(a)	1,261	74,462
Edison International(a)	1,412	97,103
Entergy Corp.(a)	2,421	166,395
PG&E Corp.(a)	641	37,691
Total		375,651

Common Stocks (continued)

Issuer	Shares	Value ($)
Gas Utilities 0.1%
Atmos Energy Corp.(a)	616	43,810
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	5,035	57,651
Multi-Utilities 0.7%
Ameren Corp.(a)	2,477	121,670
CenterPoint Energy, Inc.(a)	8,012	191,166
DTE Energy Co.(a)	1,204	112,081
NiSource, Inc.(a)	2,780	60,993
SCANA Corp.(a)	1,306	92,112
Total		578,022
Total Utilities		1,055,134
Total Common Stocks (Cost: $24,576,796)		25,788,194

Exchange-Traded Funds 15.5%

	Shares	Value ($)
Vanguard Mortgage-Backed Securities ETF	16,137	849,774
Vanguard REIT ETF	17,197	1,382,467
iPath Bloomberg Commodity Index Total Return ETN(b)	67,752	1,602,335
iShares JPMorgan USD Emerging Markets Bond ETF	9,873	1,079,218
iShares TIPS Bond ETF	34,980	3,968,831
iShares iBoxx $ High Yield Corporate Bond ETF	26,619	2,279,917
iShares iBoxx $ Investment Grade Corporate Bond ETF	11,715	1,368,781
Total Exchange-Traded Funds (Cost: $12,321,286)		12,531,323

Money Market Funds 62.1%

Columbia Short-Term Cash Fund, 0.480%(c)(d)	50,363,109	50,368,145
Total Money Market Funds (Cost: $50,363,129)		50,368,145
Total Investments (Cost: $87,261,211)		88,687,662

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Investments Sold Short (18.1)%

Common Stocks (18.1)%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY (2.6)%
Auto Components (0.1)%
BorgWarner, Inc.	(1,685)	(59,986)
Automobiles (0.2)%
Fiat Chrysler Automobiles NV	(10,398)	(79,649)
Tesla Motors, Inc.(b)	(391)	(74,055)
Thor Industries, Inc.	(420)	(42,239)
Total		(195,943)
Distributors (0.1)%
Genuine Parts Co.	(588)	(56,583)
Hotels, Restaurants & Leisure (0.3)%
Hyatt Hotels Corp., Class A(b)	(712)	(36,554)
Las Vegas Sands Corp.	(587)	(36,787)
Marriott International, Inc., Class A	(656)	(51,680)
McDonald's Corp.	(510)	(60,828)
Texas Roadhouse, Inc.	(1,084)	(50,829)
Wyndham Worldwide Corp.	(646)	(46,505)
Total		(283,183)
Internet & Direct Marketing Retail (0.1)%
Netflix, Inc.(b)	(732)	(85,644)
Leisure Products (0.1)%
Hasbro, Inc.	(864)	(73,777)
Media (0.5)%
AMC Networks, Inc.(b)	(846)	(46,742)
Discovery Communications, Inc., Class A(b)	(2,533)	(68,619)
Meredith Corp.	(897)	(49,828)
Omnicom Group, Inc.	(831)	(72,247)
Regal Entertainment Group, Class A	(1,606)	(36,793)
Walt Disney Co. (The)	(514)	(50,948)
WPP PLC, ADR	(371)	(39,415)
Total		(364,592)
Multiline Retail (0.2)%
Nordstrom, Inc.	(876)	(48,986)
Target Corp.	(987)	(76,236)
Total		(125,222)
Specialty Retail (0.8)%
AutoNation, Inc.(b)	(2,032)	(90,749)
Best Buy Co., Inc.	(1,606)	(73,394)
CarMax, Inc.(b)	(2,612)	(150,948)
Dick's Sporting Goods, Inc.	(1,489)	(87,955)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
Finish Line, Inc., Class A (The)	(2,525)	(56,661)
Penske Automotive Group, Inc.	(2,812)	(140,347)
Tiffany & Co.	(564)	(46,519)
Total		(646,573)
Textiles, Apparel & Luxury Goods (0.2)%
Carter's, Inc.	(515)	(47,014)
Hanesbrands, Inc.	(1,434)	(33,312)
Michael Kors Holdings Ltd.(b)	(840)	(39,052)
Ralph Lauren Corp.	(652)	(68,206)
Total		(187,584)
Total Consumer Discretionary		(2,079,087)
CONSUMER STAPLES (1.8)%
Beverages (0.4)%
Brown-Forman Corp., Class B	(1,516)	(68,751)
Coca-Cola Co. (The)	(3,753)	(151,433)
Monster Beverage Corp.(b)	(2,550)	(114,112)
Total		(334,296)
Food & Staples Retailing —%
Wal-Mart Stores, Inc.	(483)	(34,018)
Food Products (0.7)%
B&G Foods, Inc.	(1,069)	(45,753)
Campbell Soup Co.	(1,201)	(68,325)
ConAgra Foods, Inc.	(2,505)	(91,908)
Kraft Heinz Co. (The)	(858)	(70,056)
McCormick & Co., Inc.	(726)	(66,211)
Treehouse Foods, Inc.(b)	(1,240)	(85,957)
WhiteWave Foods Co. (The)(b)	(2,084)	(114,808)
Total		(543,018)
Household Products (0.5)%
Church & Dwight Co., Inc.	(1,450)	(63,496)
Clorox Co. (The)	(547)	(63,211)
Kimberly-Clark Corp.	(1,180)	(136,420)
Procter & Gamble Co. (The)	(2,138)	(176,299)
Total		(439,426)
Personal Products (0.2)%
Avon Products, Inc.	(4,298)	(23,080)
Coty, Inc., Class A	(1,541)	(28,832)
Edgewell Personal Care Co.(b)	(818)	(64,737)
Total		(116,649)
Total Consumer Staples		(1,467,407)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
ENERGY (1.3)%
Energy Equipment & Services (0.2)%
Core Laboratories NV	(217)	(24,252)
Ensco PLC, Class A	(2,316)	(22,372)
National Oilwell Varco, Inc.	(1,420)	(53,051)
Noble Corp. PLC	(2,395)	(14,897)
Rowan Companies PLC, Class A	(1,531)	(27,282)
SEACOR Holdings, Inc.(b)	(437)	(27,090)
Total		(168,944)
Oil, Gas & Consumable Fuels (1.1)%
Apache Corp.	(617)	(40,691)
Cenovus Energy, Inc.	(5,936)	(91,771)
Cheniere Energy, Inc.(b)	(3,428)	(140,068)
Chevron Corp.	(836)	(93,264)
ConocoPhillips	(740)	(35,905)
Hollyfrontier Corp.	(922)	(26,526)
Marathon Oil Corp.	(2,495)	(45,060)
Oneok, Inc.	(1,290)	(70,860)
Royal Dutch Shell PLC, ADR, Class A	(2,422)	(123,764)
Southwestern Energy Co.(b)	(3,064)	(34,776)
Total SA, ADR	(2,535)	(120,818)
Williams Companies, Inc. (The)	(2,290)	(70,303)
Total		(893,806)
Total Energy		(1,062,750)
FINANCIALS (2.4)%
Banks (0.7)%
Cullen/Frost Bankers, Inc.	(688)	(56,629)
First Horizon National Corp.	(4,511)	(86,070)
M&T Bank Corp.	(922)	(132,713)
People's United Financial	(4,315)	(80,777)
Signature Bank(b)	(929)	(139,266)
Synovus Financial Corp.	(2,039)	(78,930)
Total		(574,385)
Capital Markets (0.8)%
Cboe Holdings, Inc.	(1,108)	(76,341)
Factset Research Systems, Inc.	(262)	(41,965)
Franklin Resources, Inc.	(2,046)	(80,326)
Janus Capital Group, Inc.	(4,590)	(61,965)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
Legg Mason, Inc.	(4,803)	(153,216)
Northern Trust Corp.	(1,023)	(84,039)
TD Ameritrade Holding Corp.	(2,103)	(86,244)
Thomson Reuters Corp.	(1,263)	(54,574)
Total		(638,670)
Insurance (0.8)%
American International Group, Inc.	(461)	(29,195)
Aon PLC	(873)	(99,609)
Arthur J Gallagher & Co.	(652)	(32,828)
Assurant, Inc.	(1,175)	(101,449)
Markel Corp.(b)	(100)	(89,834)
Mercury General Corp.	(2,509)	(146,526)
Principal Financial Group, Inc.	(546)	(31,499)
Unum Group	(2,102)	(88,852)
Total		(619,792)
Thrifts & Mortgage Finance (0.1)%
New York Community Bancorp	(7,629)	(121,911)
Total Financials		(1,954,758)
HEALTH CARE (2.3)%
Biotechnology (0.2)%
CoLucid Pharmaceuticals, Inc.(b)	(1,072)	(37,895)
Exact Sciences Corp.(b)	(2,513)	(37,117)
Ophthotech Corp.(b)	(921)	(28,229)
Sarepta Therapeutics, Inc.(b)	(1,281)	(43,887)
Seattle Genetics, Inc.(b)	(947)	(61,375)
Total		(208,503)
Health Care Equipment & Supplies (0.7)%
ABIOMED, Inc.(b)	(761)	(85,415)
Baxter International, Inc.	(1,376)	(61,053)
CR Bard, Inc.	(310)	(65,270)
Hill-Rom Holdings, Inc.	(1,577)	(84,117)
Intuitive Surgical, Inc.(b)	(81)	(52,143)
Stryker Corp.	(513)	(58,308)
Teleflex, Inc.	(209)	(30,917)
Varian Medical Systems, Inc.(b)	(1,096)	(98,454)
Total		(535,677)
Health Care Providers & Services (0.3)%
DaVita HealthCare Partners, Inc.(b)	(551)	(34,906)
Lifepoint Hospitals, Inc.(b)	(1,599)	(87,865)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
Quest Diagnostics, Inc.	(783)	(68,481)
Universal Health Services-b	(273)	(33,585)
Total		(224,837)
Health Care Technology (0.3)%
Allscripts Healthcare Solutions, Inc.(b)	(1,593)	(17,491)
athenahealth, Inc.(b)	(162)	(15,325)
Cerner Corp.(b)	(1,354)	(67,402)
Inovalon Holdings, Inc.(b)	(7,341)	(112,685)
Total		(212,903)
Life Sciences Tools & Services (0.3)%
Bruker Corp.	(2,901)	(65,795)
Mettler-Toledo International, Inc.(b)	(84)	(34,610)
QIAGEN NV(b)	(1,986)	(54,257)
Quintiles Ims Holdings, Inc.(b)	(629)	(48,326)
Waters Corp.(b)	(236)	(31,758)
Total		(234,746)
Pharmaceuticals (0.5)%
Astrazeneca PLC, ADR	(2,470)	(64,566)
Glaxosmithkline PLC, ADR	(1,474)	(55,702)
Mylan NV(b)	(2,461)	(90,097)
Novo Nordisk A/S, ADR	(1,893)	(63,605)
Roche Holding AG, ADR	(2,754)	(76,451)
Sanofi, ADR	(1,352)	(54,350)
Teva Pharmaceutical Industries Ltd., ADR	(814)	(30,688)
Total		(435,459)
Total Health Care		(1,852,125)
INDUSTRIALS (2.0)%
Aerospace & Defense (0.1)%
Triumph Group, Inc.	(1,968)	(54,710)
Airlines (0.1)%
Copa Holdings SA, Class A	(901)	(80,072)
Building Products (0.2)%
Armstrong World Industries, Inc.(b)	(3,681)	(153,498)
Commercial Services & Supplies —%
Clean Harbors, Inc.(b)	(316)	(16,701)
Construction & Engineering (0.1)%
Fluor Corp.	(1,646)	(88,077)
Electrical Equipment (0.2)%
Emerson Electric Co.	(2,364)	(133,424)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
Industrial Conglomerates (0.5)%
3M Co.	(784)	(134,644)
General Electric Co.	(3,485)	(107,199)
Roper Industries, Inc.	(627)	(113,556)
Total		(355,399)
Machinery (0.2)%
Caterpillar, Inc.	(726)	(69,376)
Parker Hannifin Corp.	(819)	(113,784)
Total		(183,160)
Professional Services (0.1)%
IHS Markit Ltd.(b)	(2,154)	(77,415)
Road & Rail (0.2)%
Avis Budget Group, Inc.(b)	(1,528)	(58,507)
Genesee & Wyoming, Inc., Class A(b)	(1,694)	(129,422)
Total		(187,929)
Trading Companies & Distributors (0.3)%
Air Lease Corp.	(4,105)	(147,205)
MSC Industrial Direct Co., Inc., Class A	(1,117)	(99,793)
Total		(246,998)
Total Industrials		(1,577,383)
INFORMATION TECHNOLOGY (3.7)%
Communications Equipment (0.1)%
EchoStar Corp., Class A(b)	(2,337)	(119,187)
Electronic Equipment, Instruments & Components (0.6)%
Dolby Laboratories, Inc., Class A	(3,239)	(149,480)
IPG Photonics Corp.(b)	(838)	(80,381)
Verifone Systems, Inc.(b)	(6,731)	(113,687)
Vishay Intertechnology, Inc.	(9,829)	(148,909)
Total		(492,457)
Internet Software & Services (0.1)%
Zillow Group, Inc., Class A(b)	(3,006)	(105,661)
IT Services (1.0)%
Accenture PLC, Class A	(1,349)	(161,111)
First Data Corp., Class A(b)	(9,412)	(137,133)
International Business Machines Corp.	(1,034)	(167,736)
Teradata Corp.(b)	(5,959)	(159,999)
Xerox Corp.	(15,823)	(147,945)
Total		(773,924)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment (0.7)%
Advanced Micro Devices, Inc.(b)	(7,691)	(68,527)
Amkor Technology, Inc.(b)	(9,399)	(111,096)
ASML Holding NV	(894)	(92,198)
Intel Corp.	(4,606)	(159,828)
Teradyne, Inc.	(4,344)	(105,907)
Total		(537,556)
Software (0.8)%
Adobe Systems, Inc.(b)	(1,020)	(104,866)
Ca, Inc.	(4,833)	(154,462)
FireEye, Inc.(b)	(8,270)	(106,187)
Intuit, Inc.	(935)	(106,291)
Oracle Corp.	(4,958)	(199,262)
Total		(671,068)
Technology Hardware, Storage & Peripherals (0.4)%
Hewlett Packard Enterprise Co.	(7,861)	(187,092)
NetApp, Inc.	(2,892)	(105,731)
Total		(292,823)
Total Information Technology		(2,992,676)
MATERIALS (1.0)%
Chemicals (0.5)%
Agrium, Inc.	(646)	(65,149)
Air Products & Chemicals, Inc.	(252)	(36,404)
Axalta Coating Systems Ltd.(b)	(1,774)	(46,869)
Ecolab, Inc.	(320)	(37,354)
International Flavors & Fragrances, Inc.	(284)	(34,378)
Platform Specialty Products Corp.(b)	(14,894)	(139,259)
Versum Materials, Inc.(b)	(126)	(3,082)
WR Grace & Co.	(1,194)	(77,920)
Total		(440,415)
Construction Materials (0.1)%
Vulcan Materials Co.	(534)	(67,097)
Containers & Packaging (0.1)%
Sonoco Products Co.	(1,138)	(61,600)
Metals & Mining (0.3)%
Arcelormittal(b)	(12,657)	(95,814)
BHP Billiton Ltd., ADR	(2,436)	(91,447)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
Southern Copper Corp.	(2,779)	(91,235)
Total		(278,496)
Total Materials		(847,608)
REAL ESTATE (0.1)%
Equity Real Estate Investment Trusts (REITs) (0.1)%
Lamar Advertising Co., Class A	(827)	(54,822)
Life Storage, Inc.	(151)	(12,266)
Total		(67,088)
Total Real Estate		(67,088)
TELECOMMUNICATION SERVICES (0.1)%
Diversified Telecommunication Services (0.1)%
SBA Communications Corp., Class A(b)	(150)	(14,844)
Verizon Communications, Inc.	(1,979)	(98,752)
Total		(113,596)
Total Telecommunication Services		(113,596)
UTILITIES (0.8)%
Electric Utilities (0.2)%
PPL Corp.	(2,642)	(88,402)
Southern Co. (The)	(2,232)	(104,502)
Total		(192,904)
Independent Power and Renewable Electricity Producers (0.1)%
Calpine Corp.(b)	(8,353)	(93,136)
Multi-Utilities (0.4)%
Consolidated Edison, Inc.	(1,635)	(114,074)
Dominion Resources, Inc.	(1,329)	(97,402)
Sempra Energy	(1,157)	(115,469)
Total		(326,945)
Water Utilities (0.1)%
Aqua America, Inc.	(2,429)	(72,214)
Total Utilities		(685,199)
Total Common Stocks (Proceeds: $14,082,184)		(14,699,677)
Total Investments Sold Short (Proceeds: $14,082,184)		(14,699,677)
Total Investments, Net of Investments Sold Short		73,987,985
Other Assets & Liabilities, Net		7,064,207
Net Assets		81,052,192

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

At November 30, 2016, securities and cash totaling $27,988,818 were pledged as collateral.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at November 30, 2016

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
BNP Paribas	12/09/2016	4,200,000	CAD	3,188,654	USD	61,754	—
BNP Paribas	12/09/2016	100,000	CAD	75,920	USD	1,470	—
BNP Paribas	12/09/2016	3,807,521	EUR	4,253,572	USD	216,439	—
BNP Paribas	12/09/2016	2,800,000	NOK	346,559	USD	17,663	—
BNP Paribas	12/09/2016	2,260,385	NZD	1,608,074	USD	7,664	—
BNP Paribas	12/09/2016	100,000	NZD	71,142	USD	339	—
BNP Paribas	12/09/2016	1,881,554	SEK	217,931	USD	13,817	—
BNP Paribas	12/09/2016	22,093,401	SGD	16,070,265	USD	656,218	—
BNP Paribas	12/09/2016	303,860	USD	400,000	AUD	—	(8,536)
BNP Paribas	12/09/2016	1,358,135	USD	1,787,843	AUD	—	(38,153)
BNP Paribas	12/09/2016	306,113	USD	300,000	CHF	—	(10,868)
BNP Paribas	12/09/2016	2,755,018	USD	2,700,000	CHF	—	(97,809)
BNP Paribas	12/09/2016	873,024	USD	781,474	EUR	—	(44,423)
BNP Paribas	12/09/2016	8,690,875	USD	7,013,323	GBP	86,418	—
BNP Paribas	12/09/2016	2,064,791	USD	213,587,121	JPY	—	(196,958)
BNP Paribas	12/09/2016	9,711,757	USD	1,004,608,421	JPY	—	(926,393)
BNP Paribas	12/09/2016	289,303	USD	2,337,405	NOK	—	(14,745)
BNP Paribas	12/09/2016	3,833,814	USD	33,100,000	SEK	—	(243,066)
BNP Paribas	12/09/2016	614,104	USD	844,270	SGD	—	(25,077)
Barclays	12/07/2016	2,970,000	GBP	3,703,501	USD	—	(13,235)
Barclays	12/07/2016	3,612,857	USD	2,970,000	GBP	103,880	—
Barclays	12/07/2016	3,685,694	USD	33,957,000	SEK	—	(2,509)
Barclays	12/09/2016	1,100,000	CHF	1,122,347	USD	39,781	—
Citi	12/07/2016	5,989,000	CHF	6,062,232	USD	169,137	—
Citi	12/07/2016	3,358,000	EUR	3,690,005	USD	129,938	—
Citi	12/07/2016	1,166,000	EUR	1,235,634	USD	—	(530)
Citi	12/07/2016	5,998,460	USD	5,989,000	CHF	—	(105,364)
Citi	12/07/2016	1,121,763	USD	1,046,000	EUR	—	(12,820)
Credit Suisse	12/09/2016	500,000	AUD	379,810	USD	10,655	—
Credit Suisse	12/09/2016	100,000	AUD	75,962	USD	2,131	—
Credit Suisse	12/09/2016	100,000	CAD	75,906	USD	1,456	—
Credit Suisse	12/09/2016	700,000	CHF	714,067	USD	25,161	—
Credit Suisse	12/09/2016	992,104	EUR	1,108,284	USD	56,352	—
Credit Suisse	12/09/2016	69,569	EUR	77,716	USD	3,952	—
Credit Suisse	12/09/2016	200,000	GBP	247,687	USD	—	(2,616)
Credit Suisse	12/09/2016	1,400,000	GBP	1,733,809	USD	—	(18,315)
Credit Suisse	12/09/2016	37,700,000	JPY	364,507	USD	34,818	—
Credit Suisse	12/09/2016	1,600,000	NZD	1,137,752	USD	4,912	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at November 30, 2016 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Credit Suisse	12/09/2016	4,500,000	SEK	521,235	USD	33,067	—
Credit Suisse	12/09/2016	3,900,000	SEK	451,737	USD	28,658	—
Credit Suisse	12/09/2016	844,270	SGD	614,023	USD	24,996	—
Credit Suisse	12/09/2016	102,010	USD	100,000	CHF	—	(3,594)
Credit Suisse	12/09/2016	1,762,587	USD	182,300,000	JPY	—	(168,362)
Credit Suisse	12/09/2016	808,865	USD	6,537,087	NOK	—	(41,001)
Credit Suisse	12/09/2016	71,110	USD	100,000	NZD	—	(307)
Credit Suisse	12/09/2016	218,185	USD	300,000	SGD	—	(8,882)
Deutsche Bank	12/09/2016	500,000	AUD	383,304	USD	14,149	—
Deutsche Bank	12/09/2016	325,506	AUD	249,030	USD	8,706	—
Deutsche Bank	12/09/2016	300,000	CAD	225,675	USD	2,325	—
Deutsche Bank	12/09/2016	1,138,819	CAD	850,108	USD	2,257	—
Deutsche Bank	12/09/2016	400,000	CHF	411,080	USD	17,419	—
Deutsche Bank	12/09/2016	300,000	CHF	304,180	USD	8,934	—
Deutsche Bank	12/09/2016	2,769,824	EUR	3,092,441	USD	155,583	—
Deutsche Bank	12/09/2016	400,000	EUR	443,932	USD	19,810	—
Deutsche Bank	12/09/2016	200,000	GBP	247,625	USD	—	(2,678)
Deutsche Bank	12/09/2016	7,625,400	GBP	9,441,198	USD	—	(102,119)
Deutsche Bank	12/09/2016	152,787,121	JPY	1,478,196	USD	142,063	—
Deutsche Bank	12/09/2016	33,500,000	JPY	312,963	USD	20,003	—
Deutsche Bank	12/09/2016	3,837,087	NOK	469,745	USD	19,030	—
Deutsche Bank	12/09/2016	700,000	NZD	508,316	USD	12,698	—
Deutsche Bank	12/09/2016	714,603	NZD	508,069	USD	2,112	—
Deutsche Bank	12/09/2016	14,905,246	SEK	1,722,088	USD	105,139	—
Deutsche Bank	12/09/2016	1,000,000	SGD	722,183	USD	24,507	—
Deutsche Bank	12/09/2016	300,000	SGD	210,014	USD	711	—
Deutsche Bank	12/09/2016	1,062,297	USD	1,398,400	AUD	—	(29,845)
Deutsche Bank	12/09/2016	2,284,187	USD	3,012,168	AUD	—	(60,274)
Deutsche Bank	12/09/2016	379,660	USD	500,000	CAD	—	(7,410)
Deutsche Bank	12/09/2016	4,127,952	USD	5,436,377	CAD	—	(80,570)
Deutsche Bank	12/09/2016	408,176	USD	400,000	CHF	—	(14,515)
Deutsche Bank	12/09/2016	9,764,636	USD	9,568,402	CHF	—	(347,881)
Deutsche Bank	12/09/2016	110,583	USD	100,000	EUR	—	(4,553)
Deutsche Bank	12/09/2016	682,121	USD	610,630	EUR	—	(34,667)
Deutsche Bank	12/09/2016	368,104	USD	300,000	GBP	7,351	—
Deutsche Bank	12/09/2016	5,585,944	USD	577,834,785	JPY	—	(532,742)
Deutsche Bank	12/09/2016	49,499	USD	400,000	NOK	—	(2,514)
Deutsche Bank	12/09/2016	154,635	USD	1,264,714	NOK	—	(6,078)
Deutsche Bank	12/09/2016	143,402	USD	200,000	NZD	—	(1,797)
Deutsche Bank	12/09/2016	162,244	USD	1,500,000	SEK	479	—
Deutsche Bank	12/09/2016	134,378	USD	1,200,000	SEK	—	(4,200)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at November 30, 2016 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Deutsche Bank	12/09/2016	666,802	USD	5,781,554	SEK	—	(39,608)
Deutsche Bank	12/09/2016	1,237,408	USD	1,700,000	SGD	—	(51,357)
Deutsche Bank	12/09/2016	17,806,684	USD	24,484,802	SGD	—	(724,212)
HSBC	12/07/2016	8,129,000	AUD	6,144,930	USD	142,884	—
HSBC	12/07/2016	2,304,446	USD	3,129,000	AUD	5,851	—
HSBC	12/07/2016	1,281,316	USD	1,712,000	AUD	—	(17,261)
HSBC	12/09/2016	15,142,874	AUD	11,502,694	USD	322,559	—
HSBC	12/09/2016	898,400	AUD	682,435	USD	19,137	—
HSBC	12/09/2016	1,693,362	CAD	1,285,588	USD	24,880	—
HSBC	12/09/2016	100,000	CAD	75,919	USD	1,469	—
HSBC	12/09/2016	1,380,009	CHF	1,407,920	USD	49,782	—
HSBC	12/09/2016	200,000	CHF	204,045	USD	7,215	—
HSBC	12/09/2016	4,325,627	EUR	4,832,292	USD	245,810	—
HSBC	12/09/2016	3,825,240	GBP	4,736,657	USD	—	(50,696)
HSBC	12/09/2016	4,400,000	JPY	42,539	USD	4,060	—
HSBC	12/09/2016	1,700,000	NOK	210,437	USD	10,750	—
HSBC	12/09/2016	1,600,000	NOK	198,058	USD	10,118	—
HSBC	12/09/2016	200,000	NZD	142,226	USD	621	—
HSBC	12/09/2016	5,158,117	SEK	597,752	USD	38,190	—
HSBC	12/09/2016	111,713	USD	100,000	EUR	—	(5,683)
HSBC	12/09/2016	123,826	USD	100,000	GBP	1,325	—
HSBC	12/09/2016	3,561,010	USD	368,333,735	JPY	—	(339,908)
HSBC	12/09/2016	6,530,904	USD	9,183,865	NZD	—	(28,495)
HSBC	12/09/2016	359,246	USD	3,100,000	SEK	—	(22,952)
HSBC	12/09/2016	218,282	USD	300,000	SGD	—	(8,979)
HSBC	12/09/2016	2,705,026	USD	3,717,709	SGD	—	(111,267)
Morgan Stanley	12/07/2016	8,314,000	CAD	6,199,024	USD	9,405	—
Morgan Stanley	12/07/2016	75,932	USD	103,000	CAD	750	—
Morgan Stanley	12/07/2016	6,129,167	USD	8,211,000	CAD	—	(16,229)
Morgan Stanley	12/09/2016	100,000	CHF	102,015	USD	3,600	—
Morgan Stanley	12/09/2016	18,000,000	JPY	173,993	USD	16,582	—
Morgan Stanley	12/09/2016	1,100,000	SEK	127,398	USD	8,068	—
Standard Chartered	12/07/2016	6,202,416	USD	691,205,000	JPY	—	(158,611)
State Street	12/07/2016	31,437,000	NOK	3,670,103	USD	—	(22,529)
State Street	12/07/2016	3,700,075	USD	31,595,000	NOK	11,116	—
State Street	12/07/2016	2,527,460	USD	20,868,000	NOK	—	(76,277)
State Street	12/09/2016	234,046	AUD	176,327	USD	3,529	—
State Street	12/09/2016	348,526	AUD	257,137	USD	—	(183)
State Street	12/09/2016	200,000	CAD	151,833	USD	2,933	—
State Street	12/09/2016	400,000	CAD	296,994	USD	—	(806)
State Street	12/09/2016	3,919,890	CHF	3,998,753	USD	140,988	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at November 30, 2016 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
State Street	12/09/2016	100,000	EUR	108,688	USD	2,657	—
State Street	12/09/2016	1,097,132	GBP	1,356,441	USD	—	(16,638)
State Street	12/09/2016	529,206,872	JPY	5,084,497	USD	456,549	—
State Street	12/09/2016	8,500,000	NOK	1,051,561	USD	53,128	—
State Street	12/09/2016	100,000	NOK	12,371	USD	625	—
State Street	12/09/2016	2,468,310	NZD	1,755,855	USD	8,229	—
State Street	12/09/2016	200,000	NZD	140,781	USD	—	(824)
State Street	12/09/2016	900,000	SEK	98,004	USD	371	—
State Street	12/09/2016	4,615,706	SGD	3,355,865	USD	135,595	—
State Street	12/09/2016	2,452,068	USD	3,225,973	AUD	—	(70,300)
State Street	12/09/2016	1,654,000	USD	2,179,006	CAD	—	(31,730)
State Street	12/09/2016	102,012	USD	100,000	CHF	—	(3,597)
State Street	12/09/2016	300,869	USD	300,000	CHF	—	(5,624)
State Street	12/09/2016	105,984	USD	100,000	EUR	46	—
State Street	12/09/2016	4,272,538	USD	3,823,793	EUR	—	(218,152)
State Street	12/09/2016	3,861	USD	400,000	JPY	—	(363)
State Street	12/09/2016	262,906	USD	27,200,000	JPY	—	(25,040)
State Street	12/09/2016	23,411	USD	200,000	NOK	81	—
State Street	12/09/2016	24,348	USD	200,000	NOK	—	(855)
State Street	12/09/2016	144,068	USD	200,000	NZD	—	(2,463)
State Street	12/09/2016	640,223	USD	900,000	NZD	—	(3,000)
State Street	12/09/2016	3,733,706	USD	32,300,000	SEK	—	(229,743)
State Street	12/09/2016	945,457	USD	1,300,000	SGD	—	(38,478)
UBS	12/07/2016	8,693,000	NZD	6,144,987	USD	—	(10,311)
UBS	12/07/2016	33,622,000	SEK	3,646,451	USD	—	(397)
UBS	12/07/2016	4,238	USD	6,000	NZD	11	—
UBS	12/07/2016	3,672,875	USD	33,622,000	SEK	—	(26,027)
UBS	12/09/2016	218,348	CAD	164,306	USD	1,746	—
UBS	12/09/2016	200,000	CAD	148,705	USD	—	(195)
UBS	12/09/2016	6,585,883	CHF	6,710,936	USD	229,430	—
UBS	12/09/2016	500,000	EUR	558,673	USD	28,520	—
UBS	12/09/2016	100,000	GBP	124,205	USD	—	(947)
UBS	12/09/2016	1,580,815,434	JPY	15,279,780	USD	1,455,450	—
UBS	12/09/2016	27,900,000	JPY	269,675	USD	25,687	—
UBS	12/09/2016	500,000	NOK	59,177	USD	446	—
UBS	12/09/2016	2,656,900	NZD	1,889,396	USD	8,244	—
UBS	12/09/2016	44,866,876	SEK	5,193,815	USD	326,575	—
UBS	12/09/2016	4,800,000	SEK	555,651	USD	34,938	—
UBS	12/09/2016	2,300,000	SGD	1,672,984	USD	68,328	—
UBS	12/09/2016	2,055,881	SGD	1,493,467	USD	59,127	—
UBS	12/09/2016	75,966	USD	100,000	AUD	—	(2,135)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at November 30, 2016 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
UBS	12/09/2016	6,170,875	USD	8,126,073	AUD	—	(171,315)
UBS	12/09/2016	379,565	USD	500,000	CAD	—	(7,315)
UBS	12/09/2016	197,278	USD	200,000	CHF	—	(448)
UBS	12/09/2016	203,994	USD	200,000	CHF	—	(7,164)
UBS	12/09/2016	7,595,805	USD	6,798,084	EUR	—	(387,764)
UBS	12/09/2016	8,160,025	USD	6,586,242	GBP	82,769	—
UBS	12/09/2016	128,035	USD	13,400,000	JPY	—	(10,851)
UBS	12/09/2016	185,495	USD	1,500,000	NOK	—	(9,301)
UBS	12/09/2016	1,026,405	USD	8,300,000	NOK	—	(51,464)
UBS	12/09/2016	494,852	USD	700,000	SGD	—	(6,479)
Total						6,354,126	(6,229,379)

Futures Contracts Outstanding at November 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
10-Year Mini JGB	26	JPY	3,420,532	12/2016	—	(29,532)
3-Month Euro Euribor	11	EUR	2,922,748	06/2017	115	—
Australian 10-Year Bond	4	AUD	380,606	12/2016	—	(14,983)
Australian 10-Year Bond	10	AUD	951,515	12/2016	—	(45,844)
Canadian Government 10-Year Bond	9	CAD	930,485	03/2017	44	—
EURO STOXX 50	17	EUR	549,712	12/2016	11,251	—
Euro-Bund	19	EUR	3,243,289	03/2017	—	(82,637)
FTSE 100 Index	11	GBP	933,351	12/2016	14,780	—
IBEX 35 Index	1	EUR	91,946	12/2016	202	—
Mini MSCI Emerging Markets Index	22	USD	949,300	12/2016	—	(75,209)
OMXS30 Index	15	SEK	240,383	12/2016	2,397	—
S&P 500 E-mini	28	USD	3,078,320	12/2016	115,850	—
S&P/TSE 60 Index	6	CAD	792,556	12/2016	30,032	—
SPI 200 Index	1	AUD	100,466	12/2016	3,994	—
TOPIX Index	8	JPY	1,030,724	12/2016	105,690	—
U.S. Treasury 10-Year Note	6	USD	747,094	03/2017	—	(2,307)
U.S. Treasury 5-Year Note	27	USD	3,181,781	03/2017	—	(10,385)
Total			23,544,808		284,355	(260,897)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Futures Contracts Outstanding at November 30, 2016 (continued)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
10-Year Mini JGB	(7)	JPY	(920,913)	12/2016	1,993	—
3-Month Euro Euribor	(21)	EUR	(5,579,791)	06/2017	1,410	—
3-Month Euroyen TFX	(17)	JPY	(3,712,644)	06/2017	1,660	—
90-Day Euro$	(34)	USD	(8,400,975)	06/2017	8,883	—
90-Day Sterling	(17)	GBP	(2,646,569)	06/2017	1,101	—
Banker's Acceptance	(43)	CAD	(7,927,855)	06/2017	3,482	—
Canadian Government 10-Year Bond	(4)	CAD	(413,549)	03/2017	—	(189)
Euro CHF 3-Month ICE	(16)	CHF	(3,966,952)	06/2017	—	(1,292)
Euro-Bund	(1)	EUR	(170,699)	03/2017	295	—
FTSE 100 Index	(1)	GBP	(84,850)	12/2016	3,267	—
Long Gilt	(9)	GBP	(1,389,019)	03/2017	1,881	—
MSCI Singapore IX ETS	(10)	SGD	(225,242)	12/2016	—	(5,779)
OMXS30 Index	(4)	SEK	(64,102)	12/2016	—	(598)
U.S. Long Bond	(1)	USD	(151,281)	03/2017	545	—
Total			(35,654,441)		24,517	(7,858)

Notes to Consolidated Portfolio of Investments

(a)  This security or a portion of this security has been pledged as collateral in connection with securities sold short.

(b)  Non-income producing investment.

(c)  The rate shown is the seven-day current annualized yield at November 30, 2016.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	84,043,686	57,605,338	(91,285,923)	28	50,363,129	144,380	50,368,145

Abbreviation Legend

ADR  American Depositary Receipt

Currency Legend

AUD  Australian Dollar

CAD  Canadian Dollar

CHF  Swiss Franc

EUR  Euro

GBP  British Pound

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Currency Legend (continued)

JPY  Japanese Yen

NOK  Norwegian Krone

NZD  New Zealand Dollar

SEK  Swedish Krona

SGD  Singapore Dollar

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Fair Value Measurements (continued)

transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	3,994,528	—	—	3,994,528
Consumer Staples	2,538,981	—	—	2,538,981
Energy	1,850,167	—	—	1,850,167
Financials	3,469,590	—	—	3,469,590
Health Care	3,181,914	—	—	3,181,914
Industrials	2,672,767	—	—	2,672,767
Information Technology	5,360,576	—	—	5,360,576
Materials	1,232,950	—	—	1,232,950
Real Estate	274,944	—	—	274,944
Telecommunication Services	156,643	—	—	156,643
Utilities	1,055,134	—	—	1,055,134
Total Common Stocks	25,788,194	—	—	25,788,194
Exchange-Traded Funds	12,531,323	—	—	12,531,323
Investments measured at net asset value
Money Market Funds	—	—	—	50,368,145
Total Investments	38,319,517	—	—	88,687,662
Investments Sold Short
Common Stocks
Consumer Discretionary	(2,079,087)	—	—	(2,079,087)
Consumer Staples	(1,467,407)	—	—	(1,467,407)
Energy	(1,062,750)	—	—	(1,062,750)
Financials	(1,954,758)	—	—	(1,954,758)
Health Care	(1,852,125)	—	—	(1,852,125)
Industrials	(1,577,383)	—	—	(1,577,383)
Information Technology	(2,992,676)	—	—	(2,992,676)
Materials	(847,608)	—	—	(847,608)
Real Estate	(67,088)	—	—	(67,088)
Telecommunication Services	(113,596)	—	—	(113,596)
Utilities	(685,199)	—	—	(685,199)
Total Common Stocks	(14,699,677)	—	—	(14,699,677)
Total Investments Sold Short	(14,699,677)	—	—	(14,699,677)
Total Investments, Net of Investments Sold Short	23,619,840	—	—	73,987,985

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Fair Value Measurements (continued)

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	6,354,126	—	6,354,126
Futures Contracts	308,872	—	—	308,872
Liabilities
Forward Foreign Currency Exchange Contracts	—	(6,229,379)	—	(6,229,379)
Futures Contracts	(268,755)	—	—	(268,755)
Total	23,659,957	124,747	—	74,152,849

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

November 30, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $36,898,082)	$38,319,517
Affiliated issuers (identified cost $50,363,129)	50,368,145
Total investments (identified cost $87,261,211)	88,687,662
Cash	462
Foreign currency (identified cost $12)	11
Cash collateral held at broker	14,911,294
Margin deposits	656,712
Unrealized appreciation on forward foreign currency exchange contracts	6,354,126
Receivable for:
Investments sold	1,545,384
Capital shares sold	2,021
Dividends	74,051
Foreign tax reclaims	2,762
Variation margin	30,379
Expense reimbursement due from Investment Manager	719
Prepaid expenses	974
Trustees' deferred compensation plan	6,636
Other assets	4,887
Total assets	112,278,080
Liabilities
Securities sold short, at value (proceeds $14,082,184)	14,699,677
Unrealized depreciation on forward foreign currency exchange contracts	6,229,379
Payable for:
Investments purchased	1,549,121
Capital shares purchased	56,439
Dividends and interest on securities sold short	43,465
Collateral and deposits	8,525,000
Variation margin	39,333
Management services fees	2,618
Distribution and/or service fees	3
Transfer agent fees	8,522
Compensation of board members	1,102
Chief compliance officer expenses	9
Other expenses	64,584
Trustees' deferred compensation plan	6,636
Total liabilities	31,225,888
Net assets applicable to outstanding capital stock	$81,052,192

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2016 (Unaudited)

Represented by
Paid-in capital	$86,550,412
Excess of distributions over net investment income	(1,145,618)
Accumulated net realized loss	(5,304,399)
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	1,421,435
Investments — affiliated issuers	5,016
Foreign currency translations	(22,025)
Forward foreign currency exchange contracts	124,747
Futures contracts	40,117
Securities sold short	(617,493)
Total — representing net assets applicable to outstanding capital stock	$81,052,192
Class A
Net assets	$155,689
Shares outstanding	16,700
Net asset value per share	$9.32
Maximum offering price per share(a)	$9.89
Class C
Net assets	$13,149
Shares outstanding	1,426
Net asset value per share	$9.22
Class I
Net assets	$80,409,032
Shares outstanding	8,573,983
Net asset value per share	$9.38
Class R4
Net assets	$9,356
Shares outstanding	1,000
Net asset value per share	$9.36
Class R5
Net assets	$9,371
Shares outstanding	1,000
Net asset value per share	$9.37
Class W
Net assets	$178,601
Shares outstanding	19,148
Net asset value per share	$9.33
Class Z
Net assets	$276,994
Shares outstanding	29,605
Net asset value per share	$9.36

(a)  The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED STATEMENT OF OPERATIONS

Six Months Ended November 30, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$672,406
Dividends — affiliated issuers	144,380
Interest	107,068
Foreign taxes withheld	(1,620)
Total income	922,234
Expenses:
Management services fees	685,668
Distribution and/or service fees
Class A	257
Class C	76
Class W	27,693
Transfer agent fees
Class A	879
Class C	71
Class R4	41
Class R5	2
Class W	88,317
Class Z	2,784
Compensation of board members	11,999
Custodian fees	36,675
Printing and postage fees	10,174
Registration fees	40,733
Audit fees	29,489
Legal fees	1,553
Dividends and interest on securities sold short	390,911
Chief compliance officer expenses	28
Other	10,407
Total expenses	1,337,757
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(173,256)
Total net expenses	1,164,501
Net investment loss	(242,267)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,913,193
Investments — affiliated issuers	28
Foreign currency translations	34,458
Forward foreign currency exchange contracts	57,842
Futures contracts	(271,415)
Options purchased	(17,506)
Securities sold short	(3,095,721)
Swap contracts	(2,116,576)
Net realized loss	(3,495,697)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	264,393
Investments — affiliated issuers	5,016
Foreign currency translations	(14,738)
Forward foreign currency exchange contracts	48,967
Futures contracts	(344,155)
Options purchased	15,980
Securities sold short	420,144
Swap contracts	622,687
Net change in unrealized appreciation	1,018,294
Net realized and unrealized loss	(2,477,403)
Net decrease in net assets from operations	$(2,719,670)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
Operations
Net investment loss	$(242,267)	$(1,259,139)
Net realized loss	(3,495,697)	(2,120,772)
Net change in unrealized appreciation (depreciation)	1,018,294	(699,242)
Net decrease in net assets resulting from operations	(2,719,670)	(4,079,153)
Distributions to shareholders
Net investment income
Class A	—	(518)
Class C	—	(9)
Class I	—	(440,917)
Class R4	—	(36)
Class R5	—	(36)
Class W	—	(132,341)
Class Z	—	(2,746)
Net realized gains
Class A	—	(1,079)
Class C	—	(61)
Class I	—	(711,822)
Class R4	—	(61)
Class R5	—	(61)
Class W	—	(277,711)
Class Z	—	(4,640)
Total distributions to shareholders	—	(1,572,038)
Increase (decrease) in net assets from capital stock activity	(70,609,043)	51,696,990
Total increase (decrease) in net assets	(73,328,713)	46,045,799
Net assets at beginning of period	154,380,905	108,335,106
Net assets at end of period	$81,052,192	$154,380,905
Excess of distributions over net investment income	$(1,145,618)	$(903,351)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	7,030	67,277	20,554	202,447
Distributions reinvested	—	—	155	1,507
Redemptions	(12,028)	(113,301)	(130)	(1,269)
Net increase (decrease)	(4,998)	(46,024)	20,579	202,685
Class C shares
Subscriptions	1,472	13,776	—	—
Redemptions	(1,046)	(9,611)	—	—
Net increase	426	4,165	—	—
Class I shares
Subscriptions	109,349	1,043,726	1,630,984	15,949,695
Distributions reinvested	—	—	118,584	1,152,640
Redemptions	(3,100,415)	(29,659,021)	(819,583)	(7,962,439)
Net increase (decrease)	(2,991,066)	(28,615,295)	929,985	9,139,896
Class W shares
Subscriptions	96,904	928,430	4,872,747	47,428,065
Distributions reinvested	—	—	42,264	409,961
Redemptions	(4,423,324)	(42,437,416)	(570,443)	(5,485,481)
Net increase (decrease)	(4,326,420)	(41,508,986)	4,344,568	42,352,545
Class Z shares
Subscriptions	6,083	57,011	591	5,708
Distributions reinvested	—	—	751	7,288
Redemptions	(53,079)	(499,914)	(1,137)	(11,132)
Net increase (decrease)	(46,996)	(442,903)	205	1,864
Total net increase (decrease)	(7,369,054)	(70,609,043)	5,295,337	51,696,990

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended November 30, 2016		Year Ended May 31,
Class A	(Unaudited)		2016		2015(a)
Per share data
Net asset value, beginning of period	$9.61		$10.10		$10.00
Income from investment operations:
Net investment loss	(0.04)		(0.13)		(0.03)
Net realized and unrealized gain (loss)	(0.25)		(0.27)		0.13
Total from investment operations	(0.29)		(0.40)		0.10
Less distributions to shareholders:
Net investment income	—		(0.03)		—
Net realized gains	—		(0.06)		—
Total distributions to shareholders	—		(0.09)		—
Net asset value, end of period	$9.32		$9.61		$10.10
Total return	(3.02%)		(3.96%)		1.00%
Ratios to average net assets(b)
Total gross expenses	3.14	%(c)(d)	3.03	%(d)	2.11	%(c)(d)
Total net expenses(e)	2.35	%(c)(d)	2.22	%(d)	1.99	%(c)(d)
Net investment loss	(0.81	%)(c)	(1.31%)		(1.04	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$156		$209		$11
Portfolio turnover	76%		196%		60%

Notes to Consolidated Financial Highlights

(a)  Based on operations from February 19, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.69% for the six months ended November 30, 2016 and 0.53% and 0.41% for the years ended May 31, 2016, and 2015, respectively.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class C	(Unaudited)		2016		2015(a)
Per share data
Net asset value, beginning of period	$9.54		$10.08		$10.00
Income from investment operations:
Net investment loss	(0.08)		(0.19)		(0.05)
Net realized and unrealized gain (loss)	(0.24)		(0.28)		0.13
Total from investment operations	(0.32)		(0.47)		0.08
Less distributions to shareholders:
Net investment income	—		(0.01)		—
Net realized gains	—		(0.06)		—
Total distributions to shareholders	—		(0.07)		—
Net asset value, end of period	$9.22		$9.54		$10.08
Total return	(3.35%)		(4.68%)		0.80%
Ratios to average net assets(b)
Total gross expenses	3.89	%(c)(d)	3.78	%(d)	2.89	%(c)(d)
Total net expenses(e)	3.12	%(c)(d)	2.97	%(d)	2.75	%(c)(d)
Net investment loss	(1.63	%)(c)	(2.00%)		(1.80	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$13		$10		$10
Portfolio turnover	76%		196%		60%

Notes to Consolidated Financial Highlights

(a)  Based on operations from February 19, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.72% for the six months ended November 30, 2016 and 0.50% and 0.42% for the years ended May 31, 2016, and 2015, respectively.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class I	(Unaudited)		2016		2015(a)
Per share data
Net asset value, beginning of period	$9.65		$10.11		$10.00
Income from investment operations:
Net investment loss	(0.02)		(0.08)		(0.02)
Net realized and unrealized gain (loss)	(0.25)		(0.28)		0.13
Total from investment operations	(0.27)		(0.36)		0.11
Less distributions to shareholders:
Net investment income	—		(0.04)		—
Net realized gains	—		(0.06)		—
Total distributions to shareholders	—		(0.10)		—
Net asset value, end of period	$9.38		$9.65		$10.11
Total return	(2.80%)		(3.58%)		1.10%
Ratios to average net assets(b)
Total gross expenses	2.10	%(c)(d)	1.97	%(d)	1.84	%(c)(d)
Total net expenses(e)	1.92	%(c)(d)	1.80	%(d)	1.69	%(c)(d)
Net investment loss	(0.39	%)(c)	(0.83%)		(0.74	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$80,409		$111,610		$107,511
Portfolio turnover	76%		196%		60%

Notes to Consolidated Financial Highlights

(a)  Based on operations from February 19, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.67% for the six months ended November 30, 2016 and 0.50% and 0.42% for the years ended May 31, 2016, and 2015, respectively.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class R4	(Unaudited)		2016		2015(a)
Per share data
Net asset value, beginning of period	$9.64		$10.11		$10.00
Income from investment operations:
Net investment loss	(0.03)		(0.09)		(0.02)
Net realized and unrealized gain (loss)	(0.25)		(0.28)		0.13
Total from investment operations	(0.28)		(0.37)		0.11
Less distributions to shareholders:
Net investment income	—		(0.04)		—
Net realized gains	—		(0.06)		—
Total distributions to shareholders	—		(0.10)		—
Net asset value, end of period	$9.36		$9.64		$10.11
Total return	(2.90%)		(3.69%)		1.10%
Ratios to average net assets(b)
Total gross expenses	2.89	%(c)(d)	2.77	%(d)	1.89	%(c)(d)
Total net expenses(e)	2.09	%(c)(d)	1.97	%(d)	1.74	%(c)(d)
Net investment loss	(0.58	%)(c)	(0.99%)		(0.79	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$9		$10		$10
Portfolio turnover	76%		196%		60%

Notes to Consolidated Financial Highlights

(a)  Based on operations from February 19, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.69% for the six months ended November 30, 2016 and 0.50% and 0.42% for the years ended May 31, 2016, and 2015, respectively.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class R5	(Unaudited)		2016		2015(a)
Per share data
Net asset value, beginning of period	$9.65		$10.11		$10.00
Income from investment operations:
Net investment loss	(0.02)		(0.09)		(0.02)
Net realized and unrealized gain (loss)	(0.26)		(0.27)		0.13
Total from investment operations	(0.28)		(0.36)		0.11
Less distributions to shareholders:
Net investment income	—		(0.04)		—
Net realized gains	—		(0.06)		—
Total distributions to shareholders	—		(0.10)		—
Net asset value, end of period	$9.37		$9.65		$10.11
Total return	(2.90%)		(3.59%)		1.10%
Ratios to average net assets(b)
Total gross expenses	2.17	%(c)(d)	2.02	%(d)	1.89	%(c)(d)
Total net expenses(e)	1.98	%(c)(d)	1.85	%(d)	1.74	%(c)(d)
Net investment loss	(0.47	%)(c)	(0.88%)		(0.80	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$9		$10		$10
Portfolio turnover	76%		196%		60%

Notes to Consolidated Financial Highlights

(a)  Based on operations from February 19, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.69% for the six months ended November 30, 2016 and 0.50% and 0.42% for the years ended May 31, 2016, and 2015, respectively.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class W	(Unaudited)		2016		2015(a)
Per share data
Net asset value, beginning of period	$9.62		$10.10		$10.00
Income from investment operations:
Net investment loss	(0.02)		(0.13)		(0.03)
Net realized and unrealized gain (loss)	(0.27)		(0.26)		0.13
Total from investment operations	(0.29)		(0.39)		0.10
Less distributions to shareholders:
Net investment income	—		(0.03)		—
Net realized gains	—		(0.06)		—
Total distributions to shareholders	—		(0.09)		—
Net asset value, end of period	$9.33		$9.62		$10.10
Total return	(3.01%)		(3.87%)		1.00%
Ratios to average net assets(b)
Total gross expenses	3.14	%(c)(d)	3.03	%(d)	2.14	%(c)(d)
Total net expenses(e)	2.34	%(c)(d)	2.22	%(d)	2.00	%(c)(d)
Net investment loss	(0.50	%)(c)	(1.24%)		(1.05	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$179		$41,796		$10
Portfolio turnover	76%		196%		60%

Notes to Consolidated Financial Highlights

(a)  Based on operations from February 19, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.66% for the six months ended November 30, 2016 and 0.60% and 0.42% for the years ended May 31, 2016, and 2015, respectively.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class Z	(Unaudited)		2016		2015(a)
Per share data
Net asset value, beginning of period	$9.64		$10.11		$10.00
Income from investment operations:
Net investment loss	(0.02)		(0.10)		(0.02)
Net realized and unrealized gain (loss)	(0.26)		(0.27)		0.13
Total from investment operations	(0.28)		(0.37)		0.11
Less distributions to shareholders:
Net investment income	—		(0.04)		—
Net realized gains	—		(0.06)		—
Total distributions to shareholders	—		(0.10)		—
Net asset value, end of period	$9.36		$9.64		$10.11
Total return	(2.90%)		(3.69%)		1.10%
Ratios to average net assets(b)
Total gross expenses	2.89	%(c)(d)	2.77	%(d)	1.91	%(c)(d)
Total net expenses(e)	2.12	%(c)(d)	1.97	%(d)	1.75	%(c)(d)
Net investment loss	(0.50	%)(c)	(0.99%)		(0.74	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$277		$738		$772
Portfolio turnover	76%		196%		60%

Notes to Consolidated Financial Highlights

(a)  Based on operations from February 19, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.71% for the six months ended November 30, 2016 and 0.50% and 0.44% for the years ended May 31, 2016, and 2015, respectively.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

November 30, 2016 (Unaudited)

Note 1. Organization

Columbia Diversified Absolute Return Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Basis for Consolidation (Columbia Diversified Absolute Return Fund)

CDARF1 Offshore Fund, Ltd., CDARF2 Offshore Fund, Ltd. and CDARF3 Offshore Fund, Ltd. (each, a Subsidiary) are each a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. Each Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund's investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of each Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiaries, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiaries. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and each respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and each Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.

At November 30, 2016, each Subsidiary financial statement information is as follows:

	CDARF1 Offshore Fund, Ltd.	CDARF2 Offshore Fund, Ltd.	CDARF3 Offshore Fund, Ltd.
% of consolidated fund net assets	0.12%	3.76%	7.01%
Net assets	$98,475	$3,047,357	$5,679,925
Net investment income (loss)	(2,567)	(17,870)	(31,194)
Net realized gain (loss)	—	37,407	(1,874,113)
Net change in unrealized appreciation (depreciation)	10	(45,867)	568

The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiary on a consolidated basis.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class I, Class R4, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

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COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This

Semiannual Report 2016

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

information is disclosed following the Fund's Consolidated Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Consolidated Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.

Semiannual Report 2016

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and/or to recover an underweight country exposure in its portfolio, and to generate total return through long and short currency positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Consolidated Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates and to manage exposure to the securities market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commissions merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation

Semiannual Report 2016

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and/or wrote option contracts to produce incremental earnings, to decrease the Fund's exposure to equity market risk and to increase return on investments and to protect gains. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Consolidated Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Interest Rate Swaption Contracts

Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption agreement will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Consolidated Statement of Assets and Liabilities. Gain or loss is recognized in the Consolidated Statement of Operations when the interest rate swaption contract is closed or expires.

When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Consolidated Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Consolidated Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Consolidated Statement of Operations.

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COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

Swap Contracts

Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund's counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the FCM, which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments and cash deposited is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has less credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities.

Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to manage credit risk exposure, to increase or decrease its credit exposure to an index, to increase or decrease its credit exposure to a single issuer of debt securities and to increase or decrease its credit exposure to a specific debt security or a basket of debt securities as a protection buyer to reduce overall credit exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on a notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.

Interest Rate Swap Contracts

The Fund entered into interest rate swap transactions which may include inflation rate swap contracts to produce incremental earnings, to manage interest rate and market risk exposure to produce incremental earnings, to gain exposure to or protect itself from market rate changes, to synthetically add or subtract principal exposure to a market, to manage long or short exposure to an inflation index, and to hedge the inflation risk associated with some or all of the Fund's securities. These instruments may be used for other purposes in future periods. An interest rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does

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COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Total Return Swap Contracts

The Fund entered into total return swap contracts to manage long or short exposure to the total return on a specified reference security in return for periodic payments based on a fixed or variable interest rate, to manage long or short exposure to the total return on a basket of reference securities in return for periodic payments based on a fixed or variable interest rate and to manage long or short exposure to the total return on a reference security index in return for periodic payments based on a fixed or variable interest rate. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security, instrument, or other asset or index or market without owning, taking physical custody of, or short selling any such security, instrument or asset in a market.

Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses). Total return swap contracts are subject to the risk associated with the investment in the underlying reference security, instrument or asset. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference security, instrument or asset. This risk may be offset if the Fund holds any of the underlying reference security, instrument or asset. The risk in the case of long total return swap contracts is limited to the current notional amount of the total return swap contract.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at November 30, 2016:

Asset Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	287,463	*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	6,354,126
Interest rate risk	Net assets — unrealized appreciation on futures contracts	21,409	*
Total		6,662,998
Liability Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	81,586	*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	6,229,379
Interest rate risk	Net assets — unrealized depreciation on futures contracts	187,169	*
Total		6,498,134

*Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.

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November 30, 2016 (Unaudited)

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended November 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Purchased ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	—	(50,428)	(50,428)
Equity risk	—	435,671	—	(1,874,140)	(1,438,469)
Foreign exchange risk	57,842	—	—	—	57,842
Interest rate risk	—	(707,086)	(17,506)	(192,008)	(916,600)
Total	57,842	(271,415)	(17,506)	(2,116,576)	(2,347,655)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Purchased ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	—	(16,061)	(16,061)
Equity risk	—	(133,839)	—	512,311	378,472
Foreign exchange risk	48,967	—	—	—	48,967
Interest rate risk	—	(210,316)	15,980	126,437	(67,899)
Total	48,967	(344,155)	15,980	622,687	343,479

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended November 30, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	41,244,991
Futures contracts — Short	31,807,141
Credit default swap contracts — buy protection	1,000,000
Derivative Instrument	Average Market Value ($)*
Options contracts — Purchased	88
Derivative Instrument	Average unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	4,446,557	(4,356,986)
Interest rate swap contracts	—	(80,205)
Total return swap contracts	—	(302,631)

*Based on the ending quarterly outstanding amounts for the six months ended November 30, 2016.

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund is required to maintain a margin account with the broker and to pledge assets to the broker as collateral for the borrowed security. Securities pledged as collateral are designated in the Consolidated Portfolio of Investments. The Fund can purchase the same security at the current market price and deliver it to the broker to close out the short sale. The Fund is obligated to pay the broker a fee for borrowing the security. The fee is included in "Dividends and interest on securities sold short" in the Consolidated Statement of Operations and a short position is reported as a liability at fair value in the Consolidated Statement of Assets and Liabilities. The Fund must also pay the broker for any dividends accrued (recognized on ex-date) on the borrowed security. This amount is recorded as an expense in the Consolidated Statement of Operations. The Fund will record a gain if the security declines in value, and will realize a loss if the security appreciates. Such gain, limited to the price at which the Fund sold the security short, or such loss, potentially unlimited in size because the short position loses value as the market price of the security sold short increases, will be recognized upon the termination of a short sale.

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November 30, 2016 (Unaudited)

Offsetting of Assets and Liabilities

The following table presents the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of November 30, 2016:

	Barclays ($)	BNP Paribas ($)	Citi ($)	Credit Suisse ($)	Deutsche Bank ($)	HSBC ($)	JPMorgan ($)	Morgan Stanley ($)	Standard Chartered ($)	State Street ($)	UBS ($)	Total ($)
Assets
Forward foreign currency exchange contracts	143,661	1,061,782	299,075	226,158	563,276	884,651	—	38,405	—	815,847	2,321,271	6,354,126
Total Assets	143,661	1,061,782	299,075	226,158	563,276	884,651	—	38,405	—	815,847	2,321,271	6,354,126
Liabilities
Forward foreign currency exchange contracts	15,744	1,606,028	118,714	243,077	2,047,020	585,241	—	16,229	158,611	746,602	692,113	6,229,379
Securities borrowed	—	—	—	—	—	—	14,699,677	—	—	—	—	14,699,677
Total Liabilities	15,744	1,606,028	118,714	243,077	2,047,020	585,241	14,699,677	16,229	158,611	746,602	692,113	20,929,056
Total Financial and Derivative Net Assets	127,917	(544,246)	180,361	(16,919)	(1,483,744)	299,410	(14,699,677)	22,176	(158,611)	69,245	1,629,158	(14,574,930)
Total collateral received (pledged)(a)	—	—	—	—	—	—	(14,699,677)	—	—	—	—	(14,699,677)
Net Amount(b)	127,917	(544,246)	180,361	(16,919)	(1,483,744)	299,410	—	22,176	(158,611)	69,245	1,629,158	124,747

(a) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b) Represents the net amount due from/(to) counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no

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COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Consolidated Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 1.18% to 1.03% as the Fund's net assets increase. The annualized effective management

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COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

services fee rate for the six months ended November 30, 2016 was 1.18% of the Fund's average daily net assets.

Subadvisory Agreement

The Fund's Board has approved a subadvisory agreement between the Investment Manager and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial. As of November 30, 2016, Threadneedle is not providing services to the Fund pursuant to the subadvisory agreement.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to Class R5 shares. Total transfer agency fees for Class I shares are subject to an annual limitation of not more than 0.025% of the average daily net assets. Prior to January 1, 2017, total transfer agency fees for Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Class I shares did not pay transfer agency fees.

For the six months ended November 30, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.80%
Class C	0.80
Class R4	0.80
Class R5	0.05
Class W	0.80
Class Z	0.80

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Consolidated Statement of Operations. For the six months ended November 30, 2016, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned

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COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.25% of the average daily net assets attributable to Class C and Class W shares of the Fund, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $2,123 for Class A, and $0 for Class C shares for the six months ended November 30, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, so that the Fund's net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	October 1, 2016 Through September 30, 2017	Prior to October 1, 2016
Class A	1.65%	1.71%
Class C	2.40	2.46
Class I	1.20	1.31
Class R4	1.40	1.46
Class R5	1.25	1.36
Class W	1.65	1.71
Class Z	1.40	1.46

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2016, the cost of investments for federal income tax purposes was approximately $87,261,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$2,382,000
Unrealized depreciation	(955,000)
Net unrealized appreciation	$1,427,000

The following capital loss carryforwards, determined as of May 31, 2016, may be available to reduce taxable

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COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
No expiration — short-term	386,927
No expiration — long-term	862,706
Total	1,249,633

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $63,331,649 and $83,444,521, respectively, for the six months ended November 30, 2016, of which $0 and $73,905, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Consolidated Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations.

The Fund had no borrowings during the six months ended November 30, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At November 30, 2016, affiliated shareholders of record owned 99.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Derivatives Risk

Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk,

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COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

counterparty risk, hedging risk, leverage risk and liquidity risk.

Money Market Fund Investment Risk

An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund's portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Investment Manager would otherwise redeem shares. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. The Fund will also be exposed to the investment risks of the money market fund. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from its investments in derivatives. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

Short Selling Risk

Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Because short sales involve borrowing securities and then selling them, the Fund's short sales effectively leverage the Fund's assets. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund's volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT

On June 10, 2016, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) and the Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and Threadneedle International Limited (the Subadviser) with respect to Columbia Diversified Absolute Return Fund (the Fund), a series of the Trust. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement and the Subadvisory Agreement (collectively, the Agreements).

In connection with their deliberations regarding the continuation of the Management Agreement and the Subadvisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 8, 2016, April 27, 2016 and June 9, 2016 and at Board meetings held on March 9, 2016 and June 10, 2016. In addition, the Board considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2016, the Committee recommended that the Board approve the continuation of the Management Agreement and the Subadvisory Agreement. On June 10, 2016, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement and the Subadvisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement and the Subadvisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's management fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund through September 30, 2017 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•  The terms and conditions of the Agreements;

•  The subadvisory fees to be charged, if any, to the Investment Manager under the Subadvisory Agreement;

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager and the Subadviser under the Agreements, including portfolio management and portfolio trading practices;

Semiannual Report 2016

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)

•  Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's and the Subadviser's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Agreements

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager, the Subadviser and the Investment Manager's affiliates under the Agreements and under separate agreements for the provision of transfer agency services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager, the Subadviser and the Investment Manager's affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager and the Subadviser, which included consideration of the Investment Manager's and the Subadviser's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. The Board also noted that the Board had approved the Subadviser's code of ethics and compliance program, and that the Chief Compliance Officer of the Funds reports to the Trustees on the Subadviser's compliance program.

The Committee and the Board considered the diligence and selection process undertaken by the Investment Manager to select the Subadviser, including the Investment Manager's rationale for recommending the continuation of the Subadvisory Agreement, and the process for monitoring the Subadviser's ongoing performance of services for the Fund. As part of these deliberations, the Committee and the Board considered the ability of the Investment Manager, subject to the approval of the Board, to modify or enter into new subadvisory agreements without a shareholder vote pursuant to an exemptive order of the Securities and Exchange Commission. The Committee and the Board also considered the scope of services provided to the Fund by the Investment Manager that are distinct from and in addition to those provided by the Subadviser, including cash flow management, treasury services, risk oversight, investment oversight and Subadviser selection, oversight and transition management. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed

Semiannual Report 2016

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)

a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons.

The Committee and the Board noted that, through December 31, 2015, the Fund's performance was in the thirty-fourth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons since inception.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser were sufficient, in light of other considerations, to warrant the continuation of the Management Agreement and the Subadvisory Agreement.

Investment Management Fee Rates and Other Expenses

The Committee and the Board considered the management fees charged to the Fund under the Management Agreement and the Subadvisory Agreement, as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund's management fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2015, the Fund's actual management fee and net total expense ratio are ranked in the fourth and third quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also considered that the Investment Manager pays the fees of the Subadviser. The Committee and the Board noted that the Subadviser was not currently managing any assets under the Subadvisory Agreement, but that the Investment Manager could, in the future, allocate investments to be managed by the Subadviser. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board received and considered information about the fees charged by the Investment Manager for sub-advisory services provided to comparable unaffiliated funds. In evaluating the Fund's management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the continuation of the Management Agreement and the Subadvisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2015 to profitability levels realized in 2014. When reviewing

Semiannual Report 2016

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)

profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Committee and the Board did not consider the profitability to the Subadviser of its relationship with the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

The Committee and the Board noted that the Subadvisory Agreement did not contain breakpoints. The Committee and the Board noted that absent a shareholder vote, the Investment Manager would bear any increase in fees payable under the Subadvisory Agreement. The Committee and the Board also noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context, and the effect that capacity constraints on a subadviser's ability to manage assets could potentially have on the ability of the Investment Manager to achieve economies of scale, as new subadvisers may need to be added as the Fund grows, increasing the Investment Manager's cost of compensating and overseeing the Fund's subadvisers.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Semiannual Report 2016

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement and the Subadvisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.

Semiannual Report 2016

Columbia Diversified Absolute Return Fund

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2017 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR258_05_G01_(01/17)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	January 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	January 20, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	January 20, 2017